                                                     Registration No.333-122902
                                                              File No.811-21718

                                UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, DC 20549

                                  FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                 [ X ]

      Pre-Effective Amendment No.    [    ]
                                   --

      Post-Effective Amendment No.1 [ X ]

                                    and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
ACT OF 1940                                                              [ X ]

      Amendment No.   3
                    ----------------------------------------------------------

[ X ]

------------------------------------------------------------------------------
                       OPPENHEIMER DIVIDEND GROWTH FUND
------------------------------------------------------------------------------
              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
------------------------------------------------------------------------------
             (Address of Principal Executive Offices) (Zip Code)

                                (303) 768-3200
------------------------------------------------------------------------------
             (Registrant's Telephone Number, including Area Code)

                             Robert G. Zack, Esq.
                            OppenheimerFunds, Inc.
Two World Financial Center, 225 Liberty Street, New York, New York 10281-1008
------------------------------------------------------------------------------
                   (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):
     [ X ] immediately upon filing pursuant to paragraph (b)
     [   ] on _______________ pursuant to paragraph (b)
     [   ] 60 days after filing pursuant to paragraph (a)(1)
     [   ] on _______________ pursuant to paragraph (a)(1)
     [   ] 75 days after filing pursuant to paragraph (a)(2)
     [   ] on _______________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[   ]this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
------------------------------------------------------------------------------

Oppenheimer
Dividend Growth Fund

Prospectus dated July 6, 2005             Oppenheimer Dividend Growth Fund is
                                          a mutual fund that seeks to maximize
                                          total return through both capital
                                          appreciation and income.  The Fund
                                          invests mainly in common stocks of
                                          companies that currently pay
                                          dividends or are expected to begin
                                          paying dividends in the future,
                                          emphasizing companies that are
                                          expected to grow their dividends
                                          over time.

                                             This Prospectus contains
                                          important information about the
                                          Fund's objective, and its investment
                                          policies, strategies and risks. It
                                          also contains important information
                                          about how to buy and sell shares of
                                          the Fund and other account features.
                                          Please read this Prospectus
                                          carefully before you invest and keep
                                          it for future reference about your
As with all mutual funds, the             account.
Securities and Exchange Commission
has not approved or disapproved the
Fund's securities nor has it
determined that this Prospectus is
accurate or complete. It is a
criminal offense to represent
otherwise

                                                       [OppenheimerFunds logo]

CONTENTS

                    ABOUT THE FUND

            3       The Fund's Investment Objective and Principal Investment
            3       Strategies
            4       Main Risks of Investing in the Fund
            5       The Fund's Performance
            7       Fees and Expenses of the Fund
            10      About the Fund's Investments
                    How the Fund is Managed

                    ABOUT YOUR ACCOUNT
            11
                    How to Buy Shares
                    Class A Shares
                    Class B Shares
                    Class C Shares
                    Class N Shares
            22
                    Special Investor Services
                    AccountLink
                    PhoneLink
                    OppenheimerFunds Internet Website
                    Retirement Plans

            24      How to Sell Shares
                    By Mail
                    By Telephone

            26      How to Exchange Shares
            28      Shareholder Account Rules and Policies
            30      Dividends, Capital Gains and Taxes
            31      Financial Highlights

ABOUT THE FUND

The Fund's Investment Objective and Principal Investment Strategies

WHAT IS THE FUND'S INVESTMENT OBJECTIVE? The Fund seeks to maximize total return through both capital appreciation and income.

WHAT DOES THE FUND MAINLY INVEST IN? The Fund invests mainly in common stocks of companies that currently pay dividends or are expected to begin paying dividends in the future. The Fund invests with an emphasis on companies that are expected to grow their dividends over time. As a non-fundamental policy, under normal market conditions, the Fund will invest at least 80% of its net assets in securities of companies that the portfolio managers expect to experience dividend growth, including companies that currently pay dividends and are expected to increase them, and companies that do not currently pay dividends but are expected to begin paying them in the near future.

HOW DOES THE MANAGER DECIDE WHAT SECURITIES TO BUY OR SELL? The Fund's
investment manager, OppenheimerFunds, Inc. (the "Manager"), identifies securities of those companies that currently pay dividends, or are expected to begin paying dividends in the future, emphasizing companies that are expected to grow their dividends over time. Investments in companies that do not currently pay dividends is not expected to be a principal strategy of the
Fund. The Manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors. Under normal market conditions, the Fund will diversify its holdings across most major economic sectors. Currently, the
Manager constructs the portfolio using a "top down" approach that focuses on broad economic trends affecting entire markets and industries as well as a
"bottom up" approach that focuses on the fundamental prospects of individual companies and issuers.

While most of the Fund's assets will be invested in U.S. common stocks, other securities may also be purchased, including, to the extent consistent with the Fund's objective and investment policies, foreign stocks, fixed income instruments, convertible securities, preferred stocks, futures and options, including covered call options.

WHO IS THE FUND DESIGNED FOR? The Fund is designed for investors seeking income and capital appreciation in their investment over the long term. Those investors should be willing to assume the risks of short-term share price fluctuations that are typical for a fund focusing on stock investments. The
Fund is not a complete investment program.

Main Risks of Investing in the Fund

All investments have risks to some degree. The Fund's investments are subject to changes in their value from a number of factors described below. There is also the risk that poor security selection by the Fund's Manager will cause the Fund to underperform other funds having a similar objective.

RISKS OF INVESTING IN STOCKS. The Fund's investment focus on companies that currently pay dividends, or are expected to begin paying dividends in the future, emphasizing companies that are expected to grow their dividends over time, could result in significant investments in large-capitalization stocks.
Stocks fluctuate in price, and their short-term volatility at times may be great. Because the Fund currently invests primarily in common stocks of U.S.
companies, the value of the Fund's portfolio will be affected by changes in the U.S. stock markets. Market risk will affect the Fund's net asset value per share, which will fluctuate as the values of the Fund's portfolio securities change. A variety of factors can affect the price of a particular stock and the prices of individual stocks do not all move in the same direction uniformly or at the same time. Different stock markets may behave differently from each other.

      Other factors can affect a particular stock's price, such as poor earnings reports by the issuer, loss of major customers, major litigation against the issuer, or changes in government regulations affecting the issuer or its industry.

     The Manager may increase the relative emphasis of the Fund's investments in a particular industry from time to time. The prices of stocks of issuers in a particular industry may be affected by changes in economic conditions, government regulations, availability of basic resources or supplies, or other events that affect that industry more than others. To the extent that the
Fund increases the relative emphasis of its investments in a particular industry, its share values may fluctuate in response to events affecting that industry.

      While the Fund's investments in foreign stocks, fixed income instruments, convertible securities, preferred stocks, futures and options may offer special investment opportunities, there are also special risks.
Securities of foreign issuers are subject to the risk that such securities may lose value because of declining foreign currencies or adverse political or economic events overseas.  Investments in futures and options, if any, are subject to additional volatility and potential losses.  With respect to covered call options that the Fund may write (that is, sell), the Fund limits its ability to sell the underlying securities and gives up the opportunity to profit from any increase in the value of the underlying securities beyond the exercise price while the option remains outstanding.

HOW RISKY IS THE FUND OVERALL? The risks described above collectively form the overall risk profile of the Fund and can affect the value of the Fund's investments, its investment performance and its price per share. Particular investments and investment strategies also have risks. There is no assurance that the Fund will achieve its investment objective. When you redeem your shares, they may be worth more or less than what you paid for them. These risks mean that you can lose money by investing in the Fund.

      In the short term, the stock markets can be volatile, and the price of the Fund's shares can go up and down substantially. In the OppenheimerFunds spectrum, the Fund is generally more aggressive than funds that invest in both stocks and bonds or in investment grade debt securities, but may be less volatile than small-cap and emerging markets stock funds.

------------------------------------------------------------------------------
An investment in the Fund is not a deposit of any bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.
------------------------------------------------------------------------------

The Fund's Performance

This Prospectus does not include performance information because, as of the date of this Prospectus, the Fund had not completed a full year of operation.
You can contact the Transfer Agent at the toll-free telephone number on the back cover of this Prospectus or visit the OppenheimerFunds internet website at www.oppenheimerfunds.com, to obtain the Fund's performance information.
Please remember that the Fund is intended to be a long-term investment, and that performance results are historical. Past performance (particularly over a short-term period) is not predictive of future results.

Fees and Expenses of the Fund

The following tables are provided to help you understand the fees and expenses you may pay if you buy and hold shares of the Fund. The Fund pays a variety of expenses directly for management of its assets, administration, distribution of its shares and other services. Those expenses are subtracted from the Fund's assets to calculate the Fund's net asset value per share.
Therefore all shareholders pay those expenses indirectly. Shareholders pay other expenses directly, such as sales charges. The numbers below reflect the
Fund's estimated expenses for its first fiscal year ending April 30, 2006.

 --------------------------------------------------------------------------------
 Shareholder Fees (charges paid directly from your investment):
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
                              Class A     Class B       Class C       Class N
                              Shares       Shares       Shares        Shares
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Maximum Sales Charge
 (Load) on purchases           5.75%        None         None          None
 (as % of offering price)
 --------------------------------------------------------------------------------
 --------------------------------------------------------------------------------
 Maximum Deferred Sales
 Charge (Load) (as % of
 the lower of the original    None(1)     5.00%(2)     1.00%(3)      1.00%(4)
 offering price or
 redemption proceeds)
 --------------------------------------------------------------------------------

 -------------------------------------------------------------------------------
 Annual Fund Operating Expenses (deducted from Fund assets):
 (% of average daily net assets)
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
                                   Class A     Class B   Class C      Class N
                                   Shares      Shares      Shares     Shares
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Management Fees(5)                 0.65%       0.65%      0.65%       0.65%
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Distribution and/or Service        0.25%       1.00%      1.00%       0.50%
 (12b-1) Fees
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Other Expenses(6)                  0.35%       0.35%      0.35%       0.35%
 -------------------------------------------------------------------------------
 -------------------------------------------------------------------------------
 Total Annual Operating             1.25%       2.00%      2.00%       1.50%
 Expenses(7)
 -------------------------------------------------------------------------------

  Expenses may vary in future years.
  1.A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000 for certain retirement plan accounts) of Class A shares. See "How to Buy Shares" for details.
  2.Applies to redemptions in first year after purchase. The contingent deferred sales charge gradually declines from 5.00% to 1.00% in years one through six and is then eliminated.
  3.Applies to shares redeemed within 12 months of purchase.
  4.Applies to shares redeemed within 18 months of a retirement plan's first purchase of Class N shares.

                      (footnotes continued on next page)

                   (footnotes continued from previous page)

  5.Because the Fund is a new fund with no operating history, the rate shown for the management fees are the maximum rates that can be charged. The Fund pays the Manager an advisory fee at an annual rate of
    0.65% of the first $200 million of average annual net assets, 0.625% of the next $200 million, 0.60% of the next $200 million, 0.575% of the next $200 million, 0.55% of the next $200 million and 0.50% of average annual net assets in excess of $1 billion.
  6."Other Expenses" are estimates of transfer agent fees, custodial expenses, and accounting and legal expenses among others, based on the
    Manager's projections of what those expenses will be during the Fund's first fiscal year.
  7.The Manager has voluntarily agreed to waive management fees and/or reimburse the Fund for certain expenses so that "Total Annual Operating
    Expenses" will not exceed 1.10% for Class A shares, 1.85% for Class B and Class C shares and 1.35% for Class N shares. These voluntary waivers may be amended or withdrawn at any time.

EXAMPLES. The following examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The examples assume that you invest $10,000 in a class of shares of the Fund for the time periods indicated and reinvest your dividends and distributions.

The first example assumes that you redeem all of your shares at the end of the indicated periods. The second example assumes that you keep your shares.
Both examples also assume that your investment has a 5% return each year and that the share classes' operating expenses are those shown in the table above. Although your actual costs may be higher or lower, based on these assumptions your expenses would be:

         If you redeemed your shares:     1 Year     3 Years
         ------------------------------------------------------
         ------------------------------------------------------
         Class A Shares                    $696       $951
         ------------------------------------------------------
         ------------------------------------------------------
         Class B Shares                    $705       $934
         ------------------------------------------------------
         ------------------------------------------------------
         Class C Shares                    $305       $634
         ------------------------------------------------------
         ------------------------------------------------------
         Class N Shares                    $254       $478
         ------------------------------------------------------

         If you did not redeem your       1 Year     3 Years
         shares:
         ------------------------------------------------------
         ------------------------------------------------------
         Class A Shares                    $696       $951
         ------------------------------------------------------
         ------------------------------------------------------
         Class B Shares                    $205       $634
         ------------------------------------------------------
         ------------------------------------------------------
         Class C Shares                    $205       $634
         ------------------------------------------------------
         ------------------------------------------------------
         Class N Shares                    $154       $478

      In the first example, expenses include the initial sales charge for Class A and the applicable Class B, Class C and Class N contingent deferred sales charges, which may be imposed when shares are redeemed. In the second example, the Class A
      expenses include the initial sales charge, but the Class B,
      Class C and Class N expenses do not include the contingent deferred sales charges.

About the Fund's Investments

THE FUND'S PRINCIPAL INVESTMENT POLICIES AND RISKS.  The allocation of the
Fund's portfolio among different investments will vary over time based on the
Manager's evaluation of economic and market trends. The Fund's portfolio might not always include all of the different types of investments described in this Prospectus. The Statement of Additional Information contains more detailed information about the Fund's investment policies and risks.

      The Manager tries to reduce risks by carefully researching securities before they are purchased. The Fund also attempts to reduce its exposure to market risks by diversifying its investments, that is, by not holding a substantial percentage of the stock of any one company and by not investing too great a percentage of the Fund's assets in any one company. Also, the
Fund does not concentrate 25% or more of its assets in investments in any one industry.

      However, changes in the overall market prices of securities can occur at any time. The share prices of the Fund will change daily based on market conditions and other economic events that cause changes in the market prices of securities.

Stock Investments. The Manager looks for stocks of companies that have growth and income potential. Growth companies may be developing new products or services or may be expanding into new markets for their products.
      The Fund's investments are not limited to issuers in a specific capitalization range, such as large-cap or small-cap companies, and the
      Fund can invest in issuers in all capitalization ranges. Market capitalization refers to the market value of all of a company's issued and outstanding stock. Currently, the Fund's stock investments are focused on large-cap issuers, but that emphasis can change over time.
      Small-cap and mid-cap issuers may have more limited product lines, depend on a smaller number of management personnel, have less of a trading market for their securities and may be subject to greater risks of default than securities of larger issuers. These factors increase the potential for losses to the Fund.

Derivative Investments. The Fund can invest in a number of different kinds of
      "derivative" investments. In general terms, a derivative investment is an investment contract whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. In the broadest sense, options, futures contracts, and other hedging instruments the
      Fund might use may be considered "derivative" investments. In addition to using derivatives for hedging, the Fund might use derivative investments because they offer the potential for increased value or to establish a position in the securities market as a temporary substitute for purchasing individual securities. The Fund could also write covered call options to seek cash for liquidity purposes or to distribute to shareholders. The Fund is not required to use derivatives in seeking its objective.

      Derivatives have risks. If the issuer of the derivative investment does not pay the amount due, the Fund can lose money on the investment. The underlying security or investment on which a derivative is based, and the derivative itself, may not perform the way the Manager expected it
      to. As a result of these risks the Fund could realize less principal or income from the investment than expected, its hedge might be unsuccessful or the Fund may lose money. As a result, the Fund's share prices could fall. Certain derivative investments held by the Fund might be illiquid.

Foreign Securities. The Fund can buy foreign equity and debt securities. It would buy debt securities primarily for income, liquidity or defensive purposes, including debt securities issued by foreign companies or by foreign governments and their agencies. The Fund currently does not expect to have more than 25% of its total assets invested in foreign securities, although it has the ability to invest in them without limit.

      The change in value of a foreign currency against the U.S. dollar will result in a change in the U.S. dollar value of securities denominated in that foreign currency. Foreign issuers are not subject to the same accounting and disclosure requirements that U.S. companies are subject
      to. The value of foreign investments may be affected by exchange control regulations, expropriation or nationalization of a company's assets, foreign taxes, delays in settlement of transactions, changes in governmental economic or monetary policy in the U.S. or abroad, or other economic or political factors.  These risks could cause the prices of foreign stocks to fall and therefore depress the Fund's share prices.

      Additionally, if a fund invests a significant amount of its assets in foreign securities, it might expose the fund to "time-zone arbitrage"
      attempts by investors seeking to take advantage of the differences in value of foreign securities that might result from events that occur after the close of the foreign securities market on which a foreign security is traded and the close of The New York Stock Exchange that day, when the Fund's net asset value is calculated. If such time-zone arbitrage were successful, it might dilute the interests of other shareholders. However, the Fund's use of "fair value pricing" to adjust the closing market prices of foreign securities under certain circumstances, to reflect what the Manager and the Board believe to be their fair value, may help deter those activities.

CAN THE FUND'S INVESTMENT OBJECTIVE AND POLICIES CHANGE? The Fund's Board of
Trustees can change non-fundamental investment policies without shareholder approval, although significant changes will be described in amendments to this Prospectus. Fundamental policies cannot be changed without the approval of a majority of the Fund's outstanding voting shares. The Fund's investment objective is a fundamental policy. Other investment restrictions that are fundamental policies are listed in the Statement of Additional Information.
An investment policy is not fundamental unless this Prospectus or the
Statement of Additional Information says that it is.

OTHER INVESTMENT STRATEGIES. To seek its objective, the Fund can also use the investment techniques and strategies described below. The Manager might not always use all of the different types of techniques and investments described below. These techniques have risks, although some are designed to help reduce overall investment or market risks.

Other Equity Securities. While the Fund mainly buys common stocks, it can also buy preferred stocks and securities convertible into common stock.
      The Manager considers some convertible securities to be "equity equivalents" because of the conversion feature and in that case their credit rating has less impact on the Manager's investment decision than in the case of other debt securities.

Debt Securities.  The Fund may invest in debt securities rated in one of the three highest categories by a nationally-recognized rating organization or, if unrated, determined by the Manager to be of comparable quality.
      Debt securities are subject to credit risk. Credit risk is the risk that the issuer of a security might not make interest and principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income might be reduced and if the issuer fails to repay principal, the value of that security and of the Fund's shares may be reduced. The Fund's investments in debt securities, particularly debt securities of domestic and foreign companies, are subject to risks of default. A downgrade in an issuer's credit rating or other adverse news about an issuer can reduce the value of that issuer's securities.
      In addition to credit risks, debt securities are subject to changes in value when prevailing interest rates change. When prevailing interest rates fall, the values of outstanding debt securities generally rise, and the securities may sell for more than their face amount. When prevailing interest rates rise, the values of outstanding debt securities generally decline, and the securities may sell at a discount from their face amount. The magnitude of these price changes is generally greater for securities with longer maturities. Therefore, when the average maturity of the Fund's debt securities is longer, its share price may fluctuate more when interest rates change.

Illiquid and Restricted Securities. Investments may be illiquid because they do not have an active trading market, making it difficult to value them or dispose of them promptly at an acceptable price. Restricted securities may have terms that limit their resale to other investors or may require registration under applicable securities laws before they can be sold publicly. The Fund will not invest more than 15% of its net assets in illiquid or restricted securities.  Certain restricted securities that are eligible for resale to qualified institutional purchasers may not be subject to that limit. The Manager monitors holdings of illiquid securities on an ongoing basis to determine whether to sell any holdings to maintain adequate liquidity.

Hedging. The Fund can also buy and sell derivatives to try to hedge against falling prices of its portfolio securities. It might do so to try to manage its exposure to changing interest rates. Forward contracts and currency options can be used to try to manage foreign currency risks on the Fund's foreign investments. The Fund does not currently use hedging extensively. It has limits on its use of hedging instruments and is not required to use them in seeking its objective.

      There are also special risks in particular hedging strategies. Options trading involves the payment of premiums and can increase portfolio turnover. If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price and will not be able to realize any profit if the investment has increased in value above the call price. If the Manager used a hedging instrument at the wrong time, judged market conditions incorrectly, the strategy could reduce the
      Fund's return. The Fund may also experience losses if the price of its futures and options positions were not correlated with its other investments or if it could not close out a position because of an illiquid market. If a derivative does not perform the way the Manager expected it to, the Fund's hedge might be unsuccessful.

Temporary Defensive and Interim Investments. In times of adverse or unstable market, economic or political conditions, the Fund can invest up to
      100% of its total assets in temporary defensive investments that are inconsistent with the Fund's principal investment strategies. Generally they would be cash equivalents (such as commercial paper), money market instruments, short-term debt securities, U.S. government securities, or repurchase agreements. The Fund could also hold these types of securities as an interim measure, pending the investment of proceeds from the sale of Fund shares or portfolio securities or to meet anticipated redemptions of Fund shares. To the extent the Fund invests defensively in these securities, it might not achieve its investment objective.

Portfolio Turnover. A change in the securities held by the Fund is known as
      "portfolio turnover." The Fund can engage in active and frequent trading to try to achieve its objective, although the Manager expects annual portfolio turnover to be less than 100%.  Increased portfolio turnover creates higher brokerage and transaction costs for the Fund
      (and may reduce performance).  If the Fund realizes capital gains when it sells portfolio investments, it must generally pay those gains out to shareholders, increasing their taxable distributions.

PORTFOLIO HOLDINGS.  The Fund's portfolio holdings are included in semi-annual and annual reports that are distributed to shareholders of the
Fund within 60 days after the close of the period for which such report is being made. The Fund also discloses its portfolio holdings in its Statements of Investments on Form N-Q, which are filed with the SEC no later than 60 days after the close of the first and third fiscal quarters. These required filings are publicly available at the SEC. Therefore, portfolio holdings of the Fund are made publicly available no later than 60 days after the close of each of the Fund's fiscal quarters.

      A description of the Fund's policies and procedures with respect to the disclosure of the Fund's portfolio securities is available in the Fund's
Statement of Additional Information.

How the Fund Is Managed

THE MANAGER. The Manager chooses the Fund's investments and handles its day-to-day business. The Manager carries out its duties, subject to the policies established by the Fund's Board of Trustees, under an investment advisory agreement that specifies the Manager's responsibilities. The agreement sets the fees the Fund pays to the Manager and describes the expenses that the Fund is responsible for paying to conduct its business.

The Manager has been an investment adviser since 1960. The Manager and its subsidiaries and controlled affiliates managed more than $180 billion in assets as of June 30, 2005, including other Oppenheimer funds with more than
7 million shareholder accounts. The Manager is located at Two World Financial
Center, 225 Liberty Street, 11th Floor, New York, New York 10281-1008.

Advisory Fees.  The Fund pays the Manager an advisory fee at an annual rate that declines as the Fund's assets grow: the Fund pays 0.65% of the first $200 million of average annual net assets, 0.625% of the next
      $200 million, 0.60% of the next $200 million, 0.575% of the next $200 million, 0.55% of the next $200 million and 0.50% of average annual net assets over $1 billion. A discussion regarding the basis for the Board of Trustees' approval of the Fund's investment advisory contract is available in the Statement of Additional Information.

Portfolio Managers. The Fund's portfolio is managed by Neil M. McCarthy and
      Joseph R. Higgins. Mr. McCarthy is the Fund's lead portfolio manager and has been principally responsible for the day-to-day management of the Fund's portfolio since inception. Mr. McCarthy is a Vice President of the Fund, has been a Vice President of the Manager and Chairman and
      Chief Investment Officer of OFI Institutional Asset Management's Growth
      Equity Team's Investment Policy and Strategy Committee since September
      2003 and is a portfolio manager of other portfolios in the
      OppenheimerFunds complex. Prior to joining the Manager in 2003, he was the Chief Executive Officer and Chief Investment Officer of Windham
      Capital Management, a firm he co-founded in 1988.

      Mr. Higgins has been a manager of the Fund's portfolio since inception.
      He is a Vice President of the Fund, has been a Vice President of
      Manager and a member of OFI Institutional Asset Management's Growth
      Equity Team's Investment Policy and Strategy Committee since May 2004 and is a portfolio manager of other portfolios in the OppenheimerFunds complex. Prior to joining the Manager, Mr. Higgins was a Vice President of Swiss Re Asset Management from 1991 to 2003, an Assistant Vice
      President from 1988 to 1991 and a co-portfolio manager from 1993 to
      2003.

      The Statement of Additional Information provides additional information about the Portfolio Managers' compensation, other accounts they manage and their ownership of Fund shares.

Pending Litigation. A consolidated amended complaint has been filed as putative derivative and class actions against the Manager, Distributor and Transfer Agent, as well as 51 of the Oppenheimer funds
      (collectively the "funds") not including the Fund, 30 present and former Directors or Trustees and 8 present and former officers of certain of the funds. This complaint, initially filed in the U.S.
      District Court for the Southern District of New York on January 10,
      2005 and amended on March 4, 2005, consolidates into a single action and amends six individual previously-filed putative derivative and class action complaints. Like those prior complaints, the complaint alleges that the Manager charged excessive fees for distribution and other costs, improperly used assets of the funds in the form of directed brokerage commissions and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly disclose the use of fund assets to make those payments in violation of the Investment Company
      Act and the Investment Advisers Act of 1940. Also, like those prior complaints, the complaint further alleges that by permitting and/or participating in those actions, the Directors/Trustees and the officers breached their fiduciary duties to Fund shareholders under the
      Investment Company Act and at common law.  The complaint seeks unspecified compensatory and punitive damages, rescission of the funds'
      investment advisory agreements, an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

            The defendants believe the claims asserted in these law suits to be without merit, and intend to defend the suits vigorously. The
      Manager and the Distributor do not believe that the pending actions are likely to have a material adverse effect on the Fund or on their ability to perform their respective investment advisory or distribution agreements with the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

You can buy Fund shares in several ways, as described below. The Fund's
Distributor, OppenheimerFunds Distributor, Inc., may appoint servicing agents to accept purchase and redemption orders. The Distributor, in its sole discretion, may reject any purchase order for the Fund's shares.

Buying Shares Through Your Dealer. You can buy shares through any dealer, broker or financial institution that has a sales agreement with the
      Distributor. Your dealer will place your order with the Distributor on your behalf. A broker or dealer may charge you for that service.

Buying Shares Through the Distributor. Complete an OppenheimerFunds new
      account application and return it with a check payable to
      "OppenheimerFunds Distributor, Inc." Mail it to P.O. Box 5270, Denver,
      Colorado 80217. If you don't list a dealer on the application, the
      Distributor will act as your agent in buying the shares. However, we recommend that you discuss your investment with a financial adviser before you make a purchase to be sure that the Fund is appropriate for you.  Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.

o     Paying by Federal Funds Wire. Shares purchased through the Distributor may be paid for by Federal Funds wire. The minimum investment is
      $5,000. Before sending a wire, call the Distributor's Wire Department at 1.800.225.5677 to notify the Distributor of the wire and to receive further instructions.
o     Buying Shares Through OppenheimerFunds AccountLink. With AccountLink,
      you may pay for shares with an electronic funds transfer from your bank account through the Automated Clearing House (ACH) system. You can arrange to purchase shares automatically under an Asset Builder Plan, described below, or you can purchase shares by telephone using
      OppenheimerFunds PhoneLink, also described below. Please refer to
      "AccountLink," below for more details.
o     Buying Shares Through an Asset Builder Plan. Under an Asset Builder
      Plan, you may purchase shares of the Fund automatically each month by transferring money from your account at a bank or other financial institution using AccountLink. Details are in the Asset Builder
      Application and the Statement of Additional Information.

WHAT IS THE MINIMUM AMOUNT YOU MUST INVEST? In most cases, you can buy Fund shares with a minimum initial investment of $5,000 and make additional investments at any time with as little as $50, including in retirement and
Asset Builder Plans. The minimum additional investment requirement does not apply to reinvested dividends from the Fund or other Oppenheimer funds, or reinvested distributions from unit investment trusts that have made arrangements with the Distributor.

AT WHAT PRICE ARE SHARES SOLD? Shares are sold at their offering price which is the net asset value per share plus any initial sales charge that applies.
The offering price that applies to a purchase order is based on the next calculation of the net asset value per share that is made after the
Distributor receives the purchase order at its offices in Colorado, or after any agent appointed by the Distributor receives the order.

Net Asset Value. The Fund calculates the net asset value of each class of shares as of the close of The New York Stock Exchange (the "Exchange"), on each day the Exchange is open for trading (referred to in this
      Prospectus as a "regular business day"). The Exchange normally closes at 4:00 p.m., Eastern time, but may close earlier on some days. All references to time in this Prospectus mean "Eastern time."

      The net asset value per share for a class of shares on a regular business day is determined by dividing the value of the Fund's net assets attributable to that class by the number of shares of that class outstanding on that day. To determine the net asset value, the Fund assets are valued primarily on the basis of current market quotations.
      If market quotations are not readily available or if, in the Manager's judgment, they do not accurately reflect the fair value of a security or a security's value has been materially affected by events occurring after the close of the market in which the security is principally traded, that security may be valued by another method that the Board of
      Trustees believes accurately reflects its fair value. Because some foreign securities trade in markets that operate on weekends and U.S.
      holidays, the values of some of the Fund's foreign investments may change on days when investors cannot buy or redeem Fund shares.

      If, after the close of the principal market in which a security held by the Fund is traded and before the time as of which the Fund's net asset values are calculated that day, an event occurs that the Manager learns of, and believes in the exercise of its judgment will cause a material change in the value of that security from the closing price of the security in the principal market in which it is traded, the Manager will use its best judgment to determine a fair value for that security.

      The Manager believes that foreign securities values may be affected by volatility that occurs in U.S. markets on a trading day, after the close of foreign securities markets.  The Manager's fair valuation procedures therefore include a procedure whereby foreign securities prices may be "fair valued" to take those factors into account.

      The Board has adopted valuation procedures for the Fund and has delegated the day-to-day responsibility for fair value determinations to the Manager's Valuation Committee.  Fair value determinations by the
      Valuation Committee are subject to review, approval and ratification by the Board at its next scheduled meeting after the fair valuations are determined.  In determining whether current market prices are readily available and reliable, the Manager monitors the information it receives in the ordinary course of its investment management responsibilities for significant events that it believes in good faith will affect the market prices of the securities held by the Fund.
      Those may include events affecting specific issuers (for example, a halt in trading of the securities of an issuer on an exchange during the trading day) or events affecting a particular securities market or markets (for example, a foreign securities market closes early because of a natural disaster). The Fund uses fair value pricing procedures to reflect what the Manager and the Board believe to be more accurate values for the Fund's portfolio securities, although it may not always be able to accurately determine such values.

The Offering Price. To receive the offering price for a particular day, the
      Distributor or your financial intermediary must receive your order by the time the Exchange closes. If your order is received on a day when the Exchange is closed or after it has closed on a regular business day, the order will receive the offering price that is determined on the next regular business day.

Buying Through a Dealer. If you buy shares through a dealer, your dealer must receive the order by the time the Exchange closes on a regular business day. Unless your dealer has made alternative arrangements with the
      Distributor, your dealer must transmit it to the Distributor so that it is received before the Distributor's close of business (normally 5:00
      p.m.) in order for you to receive that day's offering price. Otherwise, the order will receive the offering price that is determined on the next regular business day.

------------------------------------------------------------------------------

WHAT CLASSES OF SHARES DOES THE FUND OFFER? The Fund offers investors four different classes of shares. The different classes of shares represent investments in the same portfolio of securities, but the classes are subject to different expenses and will generally have different share prices. When you buy shares of the Fund for the first time, be sure to specify the class of shares you wish to purchase. If you do not choose a class, your investment will be made in Class A shares.  If you do not specify a share class when making an additional purchase, your investment will be made in the same class as the other shares held in your Fund account.
------------------------------------------------------------------------------

------------------------------------------------------------------------------

------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class A Shares. If you buy Class A shares, you pay an initial sales charge on investments up to $1 million for regular accounts (or lesser amounts for certain retirement plans). The amount of that sales charge will vary depending on the amount you invest. The sales charge rates are listed in "How Can You Buy Class A Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class B Shares. If you buy Class B shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge until those shares convert to Class A shares after approximately 72 months. If you sell your shares within 6 years after buying them, you will normally pay a contingent deferred sales charge. That contingent deferred sales charge varies depending on how long you own your shares, as described in "How Can You Buy Class B Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class C Shares. If you buy Class C shares, you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge.
      If you sell your shares within 12 months after buying them, you will normally pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class C Shares?" below.
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Class N Shares. If you buy Class N shares (available only through certain retirement plans), you pay no sales charge at the time of purchase, but you will pay an annual asset-based sales charge. If you sell your shares within 18 months of the retirement plan's first purchase of
      Class N shares, you may pay a contingent deferred sales charge of 1.0%, as described in "How Can You Buy Class N Shares?" below.
------------------------------------------------------------------------------

WHICH CLASS OF SHARES SHOULD YOU CHOOSE? Once you decide that the Fund is an appropriate investment for you, the decision as to which class of shares is best suited to your needs depends on a number of factors that you should discuss with your financial adviser. Two of the factors to consider are how much you plan to invest and how long you plan to hold your investment. If you purchase additional shares at a later time, you should re-evaluate those factors to see if you should consider a different class of shares. The Fund's operating costs that apply to each class of shares and the effect of the different types of sales charges will affect your investment results over time.

The discussion below is not intended to be investment advice or a recommendation, because each investor's financial considerations are different. The discussion below assumes that you will purchase only one class of shares and not a combination of shares of different classes. Of course, these examples are based on approximations of the effects of current sales charges and expenses projected over time, and do not detail all of the considerations in selecting a class of shares. You should analyze your options carefully with your financial adviser before making that choice.

How Long Do You Expect to Hold Your Investment? While future financial needs cannot be predicted with certainty, knowing how long you expect to hold your investment will assist you in selecting the appropriate class of shares. Because of the effect of sales charge waivers and reductions, your choice will also depend on how much you plan to invest. For example, the reduced sales charges available for larger purchases of
      Class A shares may, over time, offset the effect of paying an initial sales charge on your investment, compared to the effect over time of higher class-based expenses on shares of Class B, Class C or Class N.
      For retirement plans that qualify to purchase Class N shares, Class N shares will generally be more advantageous than Class B and Class C shares.

   o  Investing for the Shorter Term. While the Fund is meant to be a long-term investment, if you have a relatively short-term investment horizon (that is, you plan to hold your shares for not more than six years), you should most likely invest in Class A or Class C shares rather than Class B shares. That is because of the effect of the Class
      B contingent deferred sales charge if you redeem within six years, as well as the effect of the Class B asset-based sales charge on the investment return for that class in the short-term. Class C shares might be the appropriate choice (especially for investments of less than $100,000), because there is no initial sales charge on Class C shares, and the contingent deferred sales charge does not apply to shares you sell after holding them one year.

      However, if you plan to invest more than $100,000 for the shorter term, then as your investment horizon increases toward six years, Class C shares might not be as advantageous as Class A shares. That is because the annual asset-based sales charge on Class C shares may have a greater impact on your account over the longer term than the reduced front-end sales charge available for larger purchases of Class A shares.

      If you invest $1 million or more, in most cases Class A shares will be the most advantageous choice, no matter how long you intend to hold your shares.  For that reason, the Distributor normally will not accept purchase orders of $100,000 or more of Class B shares or $1 million or more of Class C shares from a single investor.  Dealers or other financial intermediaries purchasing shares for their customers in omnibus accounts are responsible for compliance with those limits.

o     Investing for the Longer Term. If you are investing less than $100,000 for the longer-term, for example for retirement, and do not expect to need access to your money for seven years or more, Class B shares may be appropriate.

Are There Differences in Account Features That Matter to You? Some account features may not be available to Class B, Class C and Class N shareholders. Other features may not be advisable because of the effect of the contingent deferred sales charge for Class B, Class C and Class
      N shareholders. Therefore, you should carefully review how you plan to use your investment account before deciding which class of shares to buy.

      Additionally, the dividends payable to Class B, Class C and Class N shareholders will be reduced by the additional expenses borne by those classes that are not borne by Class A shares, such as the Class B,
      Class C and Class N asset-based sales charge described below and in the
      Statement of Additional Information.

How Do Share Classes Affect Payments to Your Broker? A financial adviser may receive different compensation for selling one class of shares than for selling another class.  It is important to remember that Class B, Class
      C and Class N contingent deferred sales charges and asset-based sales charges have the same purpose as the front-end sales charge on sales of
      Class A shares: to compensate the Distributor for concessions and expenses it pays to dealers and financial institutions for selling shares. The Distributor may pay additional compensation from its own resources to securities dealers or financial institutions based on the value of shares of the Fund owned by the dealer or financial institution for its own account or held for its customers.

HOW CAN YOU BUY CLASS A SHARES? Class A shares are sold at their offering price, which is normally net asset value plus an initial sales charge.
However, certain purchases are not subject to an initial sales charge, as described below, in which case the offering price will be the net asset value. Reduced sales charges may also be available, as described below and/or in the Statement of Additional Information. The Fund receives the net asset value (the offering price less any sales charge) to invest for your account.

The Class A sales charge varies depending on the amount of your purchase. A portion of the sales charge may be retained by the Distributor or allocated to your dealer as a concession. The Distributor reserves the right to re-allow the entire concession to dealers. The current sales charge rates and concessions paid to dealers and brokers are as follows:

------------------------------------------------------------------------------
                                 Front-End                       Concession
                                Sales Charge   Front-End Sales      as a
                                    as a         Charge as a     Percentage
                               Percentage of    Percentage of      of the
                                the Offering   the Net Amount     Offering
Amount of Purchase                 Price          Invested          Price
------------------------------------------------------------------------------
------------------------------------------------------------------------------
Less than $25,000                  5.75%            6.10%           4.75%
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$25,000 or more but less than      5.50%            5.82%           4.75%
$50,000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$50,000 or more but less than      4.75%            4.99%           4.00%
$100,000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$100,000 or more but less          3.75%            3.90%           3.00%
than $250,000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$250,000 or more but less          2.50%            2.56%           2.00%
than $500,000
------------------------------------------------------------------------------
------------------------------------------------------------------------------
$500,000 or more but less          2.00%            2.04%           1.60%
than $1 million
------------------------------------------------------------------------------
   Due to rounding, the actual sales charge for a particular transaction may be higher or lower than the rates listed above.

SALES CHARGE REDUCTIONS AND WAIVERS. Appendix B to the Statement of
Additional Information details the conditions for the waiver of Class A sales charges that apply in certain cases, and the special sales charge rates that apply to purchases of Class A shares of the Fund by certain groups, or under specified retirement plan arrangements or in other special types of transactions. To receive a waiver or special sales charge rate, you must advise the Distributor when purchasing shares or the Transfer Agent when redeeming shares that a special condition applies.

Can You Reduce the Class A Sales Charges?  You may be eligible to buy Class A shares of the Fund at reduced sales charge rates set forth in the table above under a "Right of Accumulation" or a "Letter of Intent." The Fund reserves the right to modify or to cease offering these programs at any time.

o     Right of Accumulation. To qualify for the reduced Class A sales charge that would apply to a larger purchase than you are currently making (as shown in the table above), you can add the value of any Class A, Class B or Class C shares of the Fund or other
       Oppenheimer funds that you or your spouse currently own, or are currently purchasing, to the value of your Class A share
       purchase. Your Class A shares of Oppenheimer Money Market Fund,
       Inc. or Oppenheimer Cash Reserves on which you have not paid a sales charge will not be counted for this purpose.  In totaling your holdings, you may count shares held in your individual accounts (including IRAs and 403(b) plans), your joint accounts with your spouse, or accounts you or your spouse hold as trustees or custodians on behalf of your children who are minors. A fiduciary can count all shares purchased for a trust, estate or other fiduciary account that has multiple accounts (including employee benefit plans for the same employer).  If you are buying shares directly from the Fund, you must inform the Distributor of your eligibility and holdings at the time of your purchase in order to qualify for the Right of Accumulation. If you are buying shares through your financial intermediary you must notify your intermediary of your eligibility for the Right of Accumulation at the time of your purchase.

         To count shares of eligible Oppenheimer funds held in accounts at other intermediaries under this Right of Accumulation, you may be requested to provide the Distributor or your current
       intermediary with a copy of all account statements showing your current holdings of the Fund or other eligible Oppenheimer funds, including statements for accounts held by you and your spouse or retirement plans or trust or custodial accounts for minor
       children as described above. The Distributor or intermediary through which you are buying shares will calculate the value of your eligible Oppenheimer fund shares, based on the current offering price, to determine which Class A sales charge rate you qualify for on your current purchase.

o     Letters of Intent. You may also qualify for reduced Class A sales charges by submitting a Letter of Intent to the Distributor. A
       Letter of Intent is a written statement of your intention to purchase a specified value of Class A, Class B or Class C shares of the Fund or other Oppenheimer funds over a 13-month period.
       The total amount of your intended purchases of Class A, Class B and Class C shares will determine the reduced sales charge rate that will apply to your Class A share purchases of the Fund during that period. You can choose to include purchases made up to 90 days before the date that you submit a Letter. Your Class A shares of Oppenheimer Money Market Fund or Oppenheimer Cash
       Reserves on which you have not paid a sales charge will not be counted for this purpose. You may also be able to also apply the
       Right of Accumulation to these purchases.

            Submitting a Letter of Intent does not obligate you to
       purchase the specified amount of shares. If you do not complete the purchases indicated in the Letter of Intent, the front-end sales charge you paid on your purchases will be recalculated to reflect the actual value of the shares you purchased.  A portion of your shares will be held in escrow by the Fund's Transfer
       Agent for this purpose.  Shares redeemed by the investor prior to the termination of the Letter period will not be included in the value of your purchases.  Please refer to "How to Buy Shares -
       Letters of Intent" in the Fund's Statement of Additional
       Information for more complete information.

Other Special Sales Charge Arrangements and Waivers.  The Fund and the
Distributor offer other opportunities to purchase shares without front-end or contingent deferred sales charges under the programs described below. The Fund reserves the right to amend or discontinue these programs at any time without prior notice.

o     Dividend Reinvestment.  Dividends and/or capital gains distributions received by a shareholder from the Fund may be reinvested in shares of the Fund or any other Oppenheimer fund at the net asset value per share in effect on the payable date without a sales charge. You must notify the Transfer Agent in writing to elect this option and must have an existing account in the fund
       selected for reinvestment.

o     Exchanges of Shares.  Shares of the Fund may be exchanged for shares of certain other Oppenheimer funds at net asset value per share at the time of exchange, without a sales charge. Shares of certain other Oppenheimer funds may be exchanged for shares of the Fund on the same basis.  Please refer to "How to Exchange Shares" in this Prospectus and in the Statement of Additional Information
       for more details, including a discussion of the circumstances in which a sales charges may apply to exchanged shares.

o     Reinvestment Privilege.  Within six months of a redemption of certain
       Class A and Class B shares, the proceeds may be reinvested in
       Class A shares of the Fund without sales charge subject to the
       $5,000 minimum reinvestment requirement. This privilege applies to redemptions of Class A shares that were subject to an initial sales charge or Class A or Class B shares that were subject to a contingent deferred sales charge when redeemed. The investor must ask the Transfer Agent for that privilege at the time of
       reinvestment and must identify the account from which the
       redemption was made. If you do not have a Fund account at the time of the reinvestment, the Fund's $5,000 minimum initial investment will apply.

o     Purchases by Certain Retirement Plans. There is no initial sales charge on purchases of Class A shares of the Fund by (1) retirement plans that have $10 million or more in plan assets and that have entered into an agreement with the Distributor for that purpose and by (2) retirement plans that are part of a retirement plan product or platform offered by banks, broker-dealers, financial advisers, insurance companies or record-keepers that have entered into an agreement with the Distributor for that purpose. The
       Distributor currently pays dealers of record concessions in an amount equal to 0.25% of the price of Class A shares purchased by those retirement plans from its own resources at the time of sale, subject to certain exceptions described in "Retirement
       Plans" in the Statement of Additional Information. No contingent deferred sales charge is charged upon the redemption of such shares

o     Other Special Reductions and Waivers.  The Fund and the Distributor
       offer additional arrangements to reduce or eliminate front-end sales charges or to waive contingent deferred sales charges for certain types of transactions and for certain classes of
       investors (primarily retirement plans that purchase shares in special programs through the Distributor). These are described in greater detail in Appendix B to the Statement of Additional
       Information, which may be ordered by calling 800.225.5677 or through the OppenheimerFunds website, at www.oppenheimerfunds.com
                                                ------------------------
       (follow the hyperlinks: "Access Accounts and Services" - "Forms &
       Literature" - "Order Literature" - "Statements of Additional
       Information"). A description of these waivers and special sales charge arrangements is also available for viewing on the
       OppenheimerFunds website (follow the hyperlinks: "Research Funds"
       - "Fund Documents" - "View a description . . ."). To receive a waiver or special sales charge rate under these programs, the purchaser must notify the Distributor (or other financial
       intermediary through which shares are being purchased) at the time of purchase, or notify the Transfer Agent at the time of redeeming shares for those waivers that apply to contingent deferred sales charges.

Class A Contingent Deferred Sales Charge. There is no initial sales charge on purchases of Class A shares of Oppenheimer funds aggregating $1 million or more, or on purchases of Class A shares by certain retirement plans that satisfied certain requirements prior to March 1, 2001
      ("grandfathered retirement accounts").  However, those Class A shares may be subject to a Class A contingent deferred sales charge, as described below.  Retirement plans holding shares of Oppenheimer funds in omnibus accounts for the benefit of plan participants in the name of a fiduciary or financial intermediary (other than
      OppenheimerFunds-sponsored Single DB Plus plans) are not permitted to make initial purchases of Class A shares subject to a contingent deferred sales charge.

      The Distributor pays dealers of record concessions in an amount equal to 1.0% of purchases of $1 million or more other than purchases by grandfathered retirement accounts.  For grandfathered retirement accounts, the concession is 0.75% of the first $2.5 million of purchases plus 0.25% of purchases in excess of $2.5 million.  In either case, the concession will not be paid on purchases of shares by exchange or that were previously subject to a front-end sales charge and dealer concession.

      If any of those shares are redeemed within an 18-month "holding period"
      measured from the beginning of the calendar month of their purchase, a contingent deferred sales charge (called the "Class A contingent deferred sales charge") may be deducted from the redemption proceeds.
      That sales charge will be equal to 1.0% of the lesser of:

o     the aggregate net asset value of the redeemed shares at the time of redemption (excluding shares purchased by reinvestment of dividends or capital gain distributions); or

o     the original net asset value of the redeemed shares.

      The Class A contingent deferred sales charge will not exceed the aggregate amount of the concessions the Distributor paid to the dealer with respect to all purchases of Class A shares that were subject to the Class A contingent deferred sales charge.

HOW CAN YOU BUY CLASS B SHARES? Class B shares are sold at net asset value per share without an initial sales charge. However, if Class B shares are redeemed within six years from the beginning of the calendar month of their purchase, a contingent deferred sales charge will be deducted from the redemption proceeds. The Class B contingent deferred sales charge is paid to compensate the Distributor for its expenses in providing distribution-related services to the Fund in connection with the sale of Class B shares.

The amount of the contingent deferred sales charge will depend on the number of years since you invested, according to the following schedule for the
Class B contingent deferred sales charge holding period:

      ----------------------------------------------------------------
      Years Since Purchase Order was     Contingent Deferred Sales
                                         Charge
                                         (As % of Amount Subject to
      Accepted*                          Charge)
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      0 - 1                              5.0%
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      1 - 2                              4.0%
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      2 - 3                              3.0%
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      3 - 4                              3.0%
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      4 - 5                              2.0%
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      5 - 6                              1.0%
      ----------------------------------------------------------------
      ----------------------------------------------------------------
      More than 6                        None
      ----------------------------------------------------------------
      * In the table, a "year" is a 12-month period. In applying the contingent deferred sales charge, all purchases are considered to have been made on the first regular business day of the month in which the purchase was made.

Automatic Conversion of Class B Shares. Class B shares automatically convert to Class A shares 72 months (six years) after you purchase them. After conversion, Class B shareholders will not be subject to the asset-based sales charge that applies to Class B shares under the Class B
      Distribution and Service Plan, described below. The conversion is based on the relative net asset value of the two classes on the conversion date, and no sales charge or other fee is imposed. When any Class B shares that you hold convert to Class A shares, any Class B shares that were acquired by reinvesting dividends and distributions on the converted shares will also convert.  Currently, the conversion of Class
      B shares to Class A shares is not treated as a taxable event.  For further information on the conversion feature and its tax implications, see "Class B Conversion" in the Statement of Additional Information.

HOW CAN YOU BUY CLASS C SHARES? Class C shares are sold at net asset value per share without an initial sales charge. However, if Class C shares are redeemed within a holding period of 12 months from the beginning of the calendar month of their purchase, a contingent deferred sales charge of 1.0%
will be deducted from the redemption proceeds. The Class C contingent deferred sales charge is paid to compensate the Distributor for its expenses in providing distribution-related services to the Fund in connection with the sale of Class C shares.  The Class C shares do not offer a conversion privilege.

HOW CAN YOU BUY CLASS N SHARES? Class N shares are offered for sale to retirement plans (including IRAs and 403(b) plans) that purchase $500,000 or more of Class N shares of one or more Oppenheimer funds or to group retirement plans (which do not include IRAs and 403(b) plans) that have assets of $500,000 or more or 100 or more eligible participants. See
"Availability of Class N shares" in the Statement of Additional Information for other circumstances where Class N shares are available for purchase.

Class N shares are sold at net asset value without an initial sales charge. A contingent deferred sales charge of 1.0% will be imposed upon the redemption of Class N shares, if:

o     The group retirement plan is terminated or Class N shares of all
      Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund, or
o     With respect to an IRA or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any
      Oppenheimer fund.

      Retirement plans that offer Class N shares may impose charges on plan participant accounts. The procedures for buying, selling, exchanging and transferring the Fund's other classes of shares (other than the time those orders must be received by the Distributor or Transfer Agent in Colorado) and
the special account features applicable to purchasers of those other classes of shares described elsewhere in this Prospectus do not apply to Class N shares offered through a group retirement plan. Instructions for buying, selling, exchanging or transferring Class N shares offered through a group retirement plan must be submitted by the plan, not by plan participants for whose benefit the shares are held.

DISTRIBUTION AND SERVICE (12b-1) PLANS.

Service Plan for Class A Shares. The Fund has adopted a Service Plan for
      Class A shares. It reimburses the Distributor for a portion of its costs incurred for services provided to accounts that hold Class A shares. Reimbursement is made at an annual rate of up to 0.25% of the average annual net assets of Class A shares of the Fund. The
      Distributor currently uses all of those fees to pay dealers, brokers, banks and other financial institutions for providing personal service and for maintenance of the accounts of their customers that hold Class
      A shares. With respect to Class A shares subject to a Class A contingent deferred sales charge purchased by grandfathered retirement accounts, the Distributor pays the 0.25% service fee to dealers in advance for the first year after the shares are sold by the dealer. The
      Distributor retains the first year's service fee paid by the Fund.
      After the shares have been held by grandfathered retirement accounts for a year, the Distributor pays the service fee to dealers on a periodic basis.

Distribution and Service Plans for Class B, Class C and Class N Shares. The
      Fund has adopted Distribution and Service Plans for Class B, Class C and Class N shares to pay the Distributor for its services and costs in distributing Class B, Class C and Class N shares and in servicing accounts. Under the plans, the Fund pays the Distributor an annual asset-based sales charge of 0.75% on Class B and Class C shares and
      0.25% on Class N shares. The Distributor also receives a service fee of
      0.25% per year under the Class B, Class C and Class N plans.

      The asset-based sales charge and service fees increase Class B and
      Class C expenses by 1.00% and increase Class N expenses by 0.50% of the net assets per year of the respective class. Because these fees are paid out of the Fund's assets on an on-going basis, over time these fees will increase the cost of your investment and may cost you more than other types of sales charges.

      The Distributor uses the service fees to compensate dealers for providing personal services for accounts that hold Class B, Class C or
      Class N shares. The Distributor normally pays the 0.25% service fees to dealers in advance for the first year after the shares are sold by the dealer. After the shares have been held for a year, the Distributor pays the service fees to dealers on a periodic basis.

      The Distributor currently pays a sales concession of 3.75% of the purchase price of Class B shares to dealers from its own resources at the time of sale. Combined with the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class B shares is 4.00% of the purchase price. The Distributor normally retains the Class B asset-based sales charge. See the
      Statement of Additional Information for further information and exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class C shares to dealers from its own resources at the time of sale. Combined with the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of Class C shares is 1.00% of the purchase price. The Distributor pays the asset-based sales charge as an ongoing concession to the dealer on
      Class C shares that have been outstanding for a year or more. The
      Distributor normally retains the asset-based sales charge on Class C shares during the first year after the purchase of Class C shares. See the Statement of Additional Information for further information and exceptions.

      The Distributor currently pays a sales concession of 0.75% of the purchase price of Class N shares to dealers from its own resources at the time of sale. Including the advance of the service fee, the total amount paid by the Distributor to the dealer at the time of sale of
      Class N shares is therefore 1.00% of the purchase price. The
      Distributor normally retains the asset-based sales charge on Class N shares. See the Statement of Additional Information for further information and exceptions.

      Under certain circumstances, if there is a special agreement between the dealer and the Distributor, the Distributor will pay the full
      Class B, Class C or Class N asset-based sales charge and the service fee to the dealer beginning in the first year after purchase of such shares in lieu of paying the dealer the sales concession and the advance of the first year's service fee at the time of purchase.  In those circumstances, the sales concession will not be paid to the dealer.

      For Class C shares purchased through the OppenheimerFunds Recordkeeper
      Pro program, the Distributor will pay the Class C asset-based sales charge to the dealer of record in the first year after the purchase of such shares in lieu of paying the dealer a sales concession at the time of purchase.  The Distributor will use the service fee it receives from the Fund on those shares to reimburse FASCorp for providing personal services to the Class C accounts holding those shares.

      In addition, the Manager and the Distributor may make substantial payments to dealers or other financial intermediaries and service providers for distribution and/or shareholder servicing activities, out of their own resources, including from the profits from the advisory fees the Manager receives from the Fund.  Some of these
      distribution-related payments may be made to dealers or financial intermediaries for marketing, promotional or related expenses; these payments are often referred to as "revenue sharing."  In some circumstances, those types of payments may create an incentive for a dealer or financial intermediary or its representatives to recommend or offer shares of the Fund or other Oppenheimer funds to its customers.
      You should ask your dealer or financial intermediary for more details about any such payments it receives.

Special Investor Services

ACCOUNTLINK. You can use our AccountLink feature to link your Fund account with an account at a U.S. bank or other financial institution that is an
Automated Clearing House (ACH) member. AccountLink lets you:

    o transmit funds electronically to purchase shares by telephone (through a service representative or by PhoneLink) or automatically under Asset
      Builder Plans, and

    o have the Transfer Agent send redemption proceeds or transmit dividends and distributions directly to your bank account.

You may purchase shares by telephone only after your account has been established. To purchase shares in amounts up to $250,000 through a telephone representative, call the Distributor at 1.800.225.5677. The purchase payment will be debited from your bank account.

AccountLink privileges may be requested on your Application or your dealer's settlement instructions if you buy your shares through a dealer. You may also request AccountLink privileges after your account is established, by sending signature-guaranteed instructions and proper documentation to the Transfer
Agent. AccountLink privileges will apply to each shareholder listed on the registration for your account as well as to your dealer representative of record unless and until the Transfer Agent receives written instructions terminating or changing those privileges. After you establish AccountLink for your account, any change of bank account or other financial institution information must be made by signature-guaranteed instructions to the Transfer
Agent, signed by all shareholders on the account. Please call the Transfer
Agent for more information.

PHONELINK. PhoneLink is the OppenheimerFunds automated telephone system that enables shareholders to perform a number of account transactions automatically using a touch-tone phone. PhoneLink may be used on established
Fund accounts after you obtain a Personal Identification Number (PIN), by calling the PhoneLink number, 1.800.225.5677.

Purchasing Shares. You may purchase shares in amounts up to $100,000 by phone, by calling 1.800.225.5677. You must have established AccountLink privileges to link your bank account with the Fund to pay for these purchases.

Exchanging Shares. With the OppenheimerFunds Exchange Privilege, described below, you can exchange shares automatically by phone from your Fund account to another OppenheimerFunds account you have already established by calling the special PhoneLink number.

Selling Shares. You can redeem shares by telephone automatically by calling the PhoneLink number.  The Fund will send the proceeds directly to your
      AccountLink bank account. Please refer to "How to Sell Shares," below for details.

CAN YOU SUBMIT TRANSACTION REQUESTS BY FAX? You may send requests for certain types of account transactions to the Transfer Agent by facsimile transmission
(fax). Please call 1.800.225.5677 for information about which transactions may be handled this way. Transaction requests submitted by fax are subject to the same rules and restrictions as the written and telephone requests described in this Prospectus.

OPPENHEIMERFUNDS INTERNET WEBSITE. You can obtain information about the Fund, as well as your account balance, on the OppenheimerFunds internet website, at
www.oppenheimerfunds.com. Additionally, shareholders listed in the account
------------------------
registration (or the dealer of record) may request certain account transactions through a special section of that website. To perform account transactions or to obtain account information online, you must have a user
I.D. and password, which may be obtained on the website. If you do not want to have internet transaction capability for your account, please call the
Transfer Agent at 1.800.225.5677. At times, the website may be inaccessible or its transaction features may be unavailable.

RETIREMENT PLANS. You may buy shares of the Fund for a retirement plan account. If you participate in a plan sponsored by your employer, the plan trustee or administrator must buy the shares for your plan account. The
Distributor also offers a number of different retirement plans that individuals and employers can use:

Individual Retirement Accounts (IRAs). These include regular IRAs, Roth IRAs,
      SIMPLE IRAs and rollover IRAs.

SEP-IRAs. These are Simplified Employee Pension Plan IRAs for small business owners or self-employed individuals.

403(b)(7) Custodial Plans. These are tax-deferred plans for employees of eligible tax-exempt organizations, such as schools, hospitals and charitable organizations.

401(k) Plans. These are special retirement plans for employees of businesses.

Pension and Profit-Sharing Plans. These plans are designed for businesses and self-employed individuals.

Please call the Distributor at 1.800.225.5677 for OppenheimerFunds retirement plan documents, which include applications and important plan information.

How to Sell Shares

You can sell (redeem) some or all of your shares on any regular business day.
Your shares will be redeemed at the next net asset value calculated after your order is received in proper form (which means that it must comply with the procedures described below) and is accepted by the Transfer Agent. The
Fund lets you sell your shares by writing a letter or by telephone. You can also set up an Automatic Withdrawal Plan to redeem shares on a regular basis.
If you have questions about any of these procedures, and especially if you are redeeming shares in a special situation, such as due to the death of the owner or from a retirement plan account, please call the Transfer Agent first, at 1.800.225.5677, for assistance.

Certain Requests Require a Signature Guarantee. To protect you and the Fund from fraud, any of the following redemption requests must be in writing and must include a signature guarantee (there are other requests that also require a signature guarantee):

      o  You wish to redeem more than $100,000 and receive a check.
      o  The redemption check is not payable to all shareholders listed on the account statement.
      o  The redemption check is not sent to the address of record on your account statement.
      o  Shares are being transferred to a Fund account with a different owner or name.
      o  Shares are being redeemed by someone (such as an Executor) other than the owners.

Where Can You Have Your Signature Guaranteed? The Transfer Agent will accept a guarantee of your signature by a number of financial institutions, including:

o     a U.S. bank, trust company, credit union or savings association,
o     a foreign bank that has a U.S. correspondent bank,
o     a U.S. registered dealer or broker in securities, municipal securities or government securities, or
o     a U.S. national securities exchange, a registered securities association or a clearing agency.

      If you are signing on behalf of a corporation, partnership or other business or as a fiduciary, you must also include your title in the signature.

Retirement Plan Accounts. There are special procedures to sell shares in an
      OppenheimerFunds retirement plan account. Call the Transfer Agent for a distribution request form. Special income tax withholding requirements apply to distributions from retirement plans. You must submit a withholding form with your redemption request to avoid a delay in receiving your money or if you do not want tax withheld. If your employer holds your retirement plan account for you in the name of the plan, you must ask the plan trustee or administrator to request the sale of the Fund shares in your plan account.

Receiving Redemption Proceeds by Wire. While the Fund normally sends your money by check, you can arrange to have the proceeds of shares you sell sent by Federal Funds wire to an account you designate at a commercial bank that is a member of the Federal Reserve wire system. The minimum redemption you can have sent by wire is $5,000. There is a $10 fee for each wire request. To find out how to set up this feature on your account or to arrange for a wire redemption, call the Transfer Agent at
      1.800.225.5677.

HOW DO YOU SELL SHARES BY MAIL? To sell shares of the Fund by mail, write a letter of instruction that includes:

      o  Your name;
      o  The Fund's name;
      o  Your Fund account number (from your account statement);
      o  The dollar amount or number of shares to be redeemed;
      o  Any special payment instructions;
      o  Any share certificates for the shares you are selling;
      o  The signatures of all registered owners exactly as the account is registered; and
      o  Any special documents requested by the Transfer Agent to assure proper authorization of the person seeking to sell the shares.

Use the following address for            Send courier or express mail
requests by mail:                        requests to:
OppenheimerFunds Services                OppenheimerFunds Services
P.O. Box 5270                            10200 E. Girard Avenue, Building D
Denver, Colorado 80217                   Denver, Colorado 80231

HOW DO YOU SELL SHARES BY TELEPHONE? You and your dealer representative of record may also sell your shares by telephone. To receive the redemption price calculated on a particular regular business day, your call must be received by the Transfer Agent by the close of the Exchange that day, which is normally 4:00 p.m., but may be earlier on some days. You may not redeem shares by telephone if they are held in an OppenheimerFunds-sponsored qualified retirement plan account or if share certificates have been issued for the shares.

   o  To redeem shares through a service representative or automatically on
      PhoneLink, call 1.800.225.5677.

You may have a check sent to the address on the account statement, or, if you have linked your Fund account to your bank account on AccountLink, you may have the proceeds sent to that bank account.

Are There Limits on Amounts Redeemed by Telephone?

Telephone Redemptions Paid by Check. You may redeem up to $100,000 by telephone during any seven-day period. The check must be made payable to all owners of record of the shares and must be sent to the address on the account statement. This service is not available within 30 days of changing the address on an account.

Telephone Redemptions Through AccountLink or by Wire. There are no dollar limits on telephone redemption proceeds sent to the bank or financial institution account designated through AccountLink. Normally the ACH transfer to your account is initiated on the business day after the redemption. You do not receive dividends on the proceeds of the shares you redeemed while they are waiting to be transferred.

      If you have requested Federal Funds wire privileges for your account, the wire of the redemption proceeds will normally be transmitted on the next banking day after the shares are redeemed. There is a possibility that the wire may be delayed up to seven days to enable the Fund to sell securities to pay the redemption proceeds. No dividends are accrued or paid on the proceeds of shares that have been redeemed and are awaiting transmittal by wire.

CAN YOU SELL SHARES THROUGH YOUR DEALER? The Distributor has made arrangements to repurchase Fund shares from dealers and brokers on behalf of their customers. Brokers or dealers may charge for that service. If your shares are held in the name of your dealer, you must redeem them through your dealer.

AUTOMATIC WITHDRAWAL AND EXCHANGE PLANS. The Fund has several plans that enable you to sell shares automatically or exchange them for shares of certain other  Oppenheimer funds on a regular basis. Please call the Transfer
Agent or consult the Statement of Additional Information for details.

HOW CONTINGENT DEFERRED SALES CHARGES AFFECT REDEMPTIONS. If you purchase shares subject to a Class A, Class B, Class C or Class N contingent deferred sales charge and redeem any of those shares before the end of the applicable holding period for the shares, the contingent deferred sales charge will be deducted from the redemption proceeds, unless you are eligible for a waiver of the charge based on one of the categories listed in Appendix B to the
Statement of Additional Information and you advise the Transfer Agent of your eligibility for the waiver when you place your redemption request.

The contingent deferred sales charge will be based on the lesser of the net asset value of the redeemed shares at the time of redemption or the original net asset value. A contingent deferred sales charge is not imposed on:

o     the amount of your account value represented by an increase in the net asset value above your initial purchase price,

o     shares purchased by the reinvestment of dividends or capital gains distributions, or

o     shares redeemed in one of the special circumstances described in
         Appendix B to the Statement of Additional Information.

In determining whether a contingent deferred sales charge applies to a particular redemption, the Fund redeems shares in the following order:

      1. shares acquired by reinvestment of dividends and capital gains distributions,

      2. shares held for more than the holding period that applies to the class, and

      3. shares held the longest during the holding period.

      A contingent deferred sales charge may be imposed on shares that were acquired by exchange if the shares are redeemed before the end of any contingent deferred sales charge holding period that was carried over to the acquired shares.

How to Exchange Shares

If you want to change all or part of your investment from one Oppenheimer fund to another, you can exchange your shares for shares of the same class of another Oppenheimer fund that offers the exchange privilege. For example, you can exchange Class A shares of the Fund only for Class A shares of another fund. To exchange shares, you must meet several conditions:

   o  Shares of the fund selected for exchange must be available for sale in your state of residence.
   o  The prospectus of the selected fund must offer the exchange privilege.
   o  When you establish an account, you must hold the shares you buy for at least seven days before you can exchange them. After your account is open for seven days, you can exchange shares on any regular business day, subject to the limitations described below.
   o  You must meet the minimum purchase requirements for the selected fund.
   o  Generally, exchanges may be made only between identically registered accounts, unless all account owners send written exchange instructions with a signature guarantee.
   o  Before exchanging into a fund, you must obtain its prospectus and should read it carefully.

      For tax purposes, an exchange of shares of the Fund is considered a sale of those shares and a purchase of the shares of the fund into which you are exchanging. An exchange may result in a capital gain or loss.

      You can find a list of the Oppenheimer funds that are currently available for exchanges in the Statement of Additional Information or you can
obtain a list by calling a service representative at 1.800.225.5677. The funds available for exchange can change from time to time.

Contingent deferred sales charges are not charged when you exchange shares of the Fund for shares of other Oppenheimer funds. However, if you exchange shares within the applicable contingent deferred sales charge holding period, the holding period will carry over to the shares of the fund you acquire.
Similarly, if you acquire shares of this Fund by exchanging shares of another
Oppenheimer fund that are still subject to a contingent deferred sales charge holding period, that holding period will carry over to this Fund, and the
CDSC may be imposed if those shares are redeemed before the end of the CDSC holding period.

      There are a number of other special conditions and limitations that apply to certain types of exchanges. These conditions and circumstances are described in detail in the "How to Exchange Shares" section in the Statement of Additional Information.

HOW DO YOU SUBMIT EXCHANGE REQUESTS? Exchanges may be requested in writing, by telephone or internet, or by establishing an Automatic Exchange Plan.

Written Exchange Requests. Send a request letter, signed by all owners of the account, to the Transfer Agent at the address on the back cover.
      Exchanges of shares for which share certificates have been issued cannot be processed unless the Transfer Agent receives the certificates with the request letter.

Telephone and Internet Exchange Requests. Telephone exchange requests may be made either by calling a service representative or by using PhoneLink by calling 1.800.225.5677. You may submit internet exchange requests on the OppenheimerFunds internet website, at www.oppenheimerfunds.com. You
                                                ------------------------
      must have obtained a user I.D. and password to make transactions on that website. Telephone and/or internet exchanges may be made only between accounts that are registered with the same name(s) and address.
      Shares for which share certificates have been issued may not be exchanged by telephone or the internet.

Automatic Exchange Plan. Shareholders can authorize the Transfer Agent to exchange a pre-determined amount of shares automatically on a monthly, quarterly, semi-annual or annual basis.

Please refer to "How to Exchange Shares" in the Statement of Additional
Information for more details.

ARE THERE LIMITATIONS ON FREQUENT PURCHASES, REDEMPTIONS AND EXCHANGES?

Risks from Excessive Purchase, Redemption and Short-Term Exchange Activity.
The OppenheimerFunds exchange privilege affords investors the ability to switch their investments among Oppenheimer funds if their investment needs change. However, there are limits on that privilege. Frequent purchases, redemptions and exchanges of fund shares may interfere with the Manager's ability to manage the fund's investments efficiently, increase the fund's transaction and administrative costs and/or affect the fund's performance, depending on various factors, such as the size of the fund, the nature of its investments, the amount of fund assets the portfolio manager maintains in cash or cash equivalents, the aggregate dollar amount and the number and frequency of trades. If large dollar amounts are involved in exchange and/or redemption transactions, the Fund might be required to sell portfolio securities at unfavorable times to meet redemption or exchange requests, and the Fund's brokerage or administrative expenses might be increased.

Therefore, the Manager and the Fund's Board of Trustees have adopted the following policies and procedures to detect and prevent frequent and/or excessive exchanges, and/or purchase and redemption activity, while balancing the needs of investors who seek liquidity from their investment and the ability to exchange shares as investment needs change. There is no guarantee that the policies and procedures described below will be sufficient to identify and deter excessive short-term trading.

o     Timing of Exchanges.  Exchanged shares are normally redeemed from one fund and the proceeds are reinvested in the fund selected for exchange on the same regular business day on which the Transfer Agent or its agent (such as a financial intermediary holding the investor's shares in an "omnibus" or "street name" account) receives an exchange request that conforms to these policies. The request must be received by the close of the Exchange that day, which is normally 4:00 p.m. Eastern time, but may be earlier on some days, in order to receive that day's net asset value on the exchanged shares. Exchange requests received after the close of the Exchange will receive the next net asset value calculated after the request is received. However, the Transfer Agent may delay transmitting the proceeds from an exchange for up to five business days if it determines, in its discretion, that an earlier transmittal of the redemption proceeds to the receiving fund would be detrimental to either the fund from which the exchange is made or the fund to which the exchange is made. The proceeds will be invested in the fund into which the exchange is being made at the next net asset value calculated after the proceeds are received. In the event that such a delay in the reinvestment of proceeds occurs, the Transfer Agent will notify you or your financial representative.

o     Limits on Disruptive Activity. The Transfer Agent may, in its
      discretion, limit or terminate trading activity by any person, group or account that it believes would be disruptive, even if the activity has not exceeded the policy outlined in this Prospectus. The Transfer Agent may review and consider the history of frequent trading activity in all accounts in the Oppenheimer funds known to be under common ownership or control as part of the Transfer Agent's procedures to detect and deter excessive trading activity.

o     Exchanges of Client Accounts by Financial Advisers.  The Fund and the
      Transfer Agent permit dealers and financial intermediaries to submit exchange requests on behalf of their customers (unless the customer has revoked that authority). The Distributor and/or the Transfer Agent have agreements with a number of financial intermediaries that permit them to submit exchange orders in bulk on behalf of their clients. Those intermediaries are required to follow the exchange policies stated in this Prospectus and to comply with additional, more stringent restrictions. Those additional restrictions include limitations on the funds available for exchanges, the requirement to give advance notice of exchanges to the Transfer Agent, and limits on the amount of client assets that may be invested in a particular fund. A fund or the
      Transfer Agent may limit or refuse bulk exchange requests submitted by such financial intermediaries if, in the Transfer Agent's judgment, exercised in its discretion, the exchanges would be disruptive to any of the funds involved in the transaction.

o     Redemptions of Shares.  These exchange policy limits do not apply to redemptions of shares. Shareholders are permitted to redeem their shares on any regular business day, subject to the terms of this
      Prospectus.

o     Right to Refuse Exchange and Purchase Orders.  The Distributor and/or
      the Transfer Agent may refuse any purchase or exchange order in their discretion and are not obligated to provide notice before rejecting an order. The Fund may amend, suspend or terminate the exchange privilege at any time. You will receive 60 days' notice of any material change in the exchange privilege unless applicable law allows otherwise.

o     Right to Terminate or Suspend Account Privileges.  The Transfer Agent
      may send a written warning to direct shareholders that the Transfer
      Agent believes may be engaging in excessive purchases, redemptions and/or exchange activity and reserves the right to suspend or terminate the ability to purchase shares and/or exchange privileges for any account that the Transfer Agent determines, in carrying out these policies and in the exercise of its discretion, has engaged in disruptive or excessive trading activity, with or without such warning.

o     Omnibus Accounts.  If you hold your shares of the Fund through a financial intermediary such as a broker-dealer, a bank, an insurance company separate account, an investment adviser, an administrator or trustee of a retirement plan or 529 plan, that holds your shares in an account under its name (these are sometimes referred to as "omnibus" or
      "street name" accounts), that financial intermediary may impose its own restrictions or limitations to discourage short-term or excessive trading. You should consult your financial intermediary to find out what trading restrictions, including limitations on exchanges, they may apply.

While the Fund, the Distributor, the Manager and the Transfer Agent encourage financial intermediaries to apply the Fund's policies to their customers who invest indirectly in the Fund, the Transfer Agent may not be able to detect excessive short term trading activity facilitated by, or in accounts maintained in, the "omnibus" or "street name" accounts of a financial intermediary. Therefore the Transfer Agent might not be able to apply this policy to accounts such as (a) accounts held in omnibus form in the name of a broker-dealer or other financial institution, or (b) omnibus accounts held in the name of a retirement plan or 529 plan trustee or administrator, or (c)
accounts held in the name of an insurance company for its separate account(s), or (d) other accounts having multiple underlying owners but registered in a manner such that the underlying beneficial owners are not identified to the Transfer Agent.

However, the Transfer Agent will attempt to monitor overall purchase and redemption activity in those accounts to seek to identify patterns that may suggest excessive trading by the underlying owners. If evidence of possible excessive trading activity is observed by the Transfer Agent, the financial intermediary that is the registered owner will be asked to review account activity, and to confirm to the Transfer Agent and the fund that appropriate action has been taken to curtail any excessive trading activity. However, the
Transfer Agent's ability to monitor and deter excessive short-term trading in omnibus or street name accounts ultimately depends on the capability and cooperation of the financial intermediaries controlling those accounts.

Additional Policies and Procedures. The Fund's Board has adopted the following additional policies and procedures to detect and prevent frequent and/or excessive exchanges and purchase and redemption activity:

o     30-Day Limit.  A direct shareholder may exchange some or all of the shares of the Fund held in his or her account to another eligible
      Oppenheimer fund once in a 30 calendar-day period. When shares are exchanged into a fund account, that account will be "blocked" from further exchanges into another fund for a period of 30 calendar days from the date of the exchange. The block will apply to the full account balance and not just to the amount exchanged into the account. For example, if a shareholder exchanged $1,000 from one fund into another fund in which the shareholder already owned shares worth $10,000, then, following the exchange, the full account balance ($11,000 in this example) would be blocked from further exchanges into another fund for a period of 30 calendar days. A "direct shareholder" is one whose account is registered on the Fund's books showing the name, address and tax ID number of the beneficial owner.

o     Exchanges Into Money Market Funds.  A direct shareholder will be permitted to exchange shares of a stock or bond fund for shares of a money market fund at any time, even if the shareholder has exchanged shares into the stock or bond fund during the prior 30 days. However, all of the shares held in that money market fund would then be blocked from further exchanges into another fund for 30 calendar days.

o     Dividend Reinvestments/B Share Conversions.  Reinvestment of dividends or distributions from one fund to purchase shares of another fund and the conversion of Class B shares into Class A shares will not be considered exchanges for purposes of imposing the 30-day limit.

o     Asset Allocation.  Third-party asset allocation and rebalancing programs will be subject to the 30-day limit described above. Asset allocation firms that want to exchange shares held in accounts on behalf of their customers must identify themselves to the Transfer
      Agent and execute an acknowledgement and agreement to abide by these policies with respect to their customers' accounts. "On-demand"
      exchanges outside the parameters of portfolio rebalancing programs will be subject to the 30-day limit. However, investment programs by other
      Oppenheimer "funds-of-funds" that entail rebalancing of investments in underlying Oppenheimer funds will not be subject to these limits.

o     Automatic Exchange Plans.  Accounts that receive exchange proceeds through automatic or systematic exchange plans that are established through the Transfer Agent will not be subject to the 30-day block as a result of those automatic or systematic exchanges (but may be blocked from exchanges, under the 30-day limit, if they receive proceeds from other exchanges).

Shareholder Account Rules and Policies

More information about the Fund's policies and procedures for buying, selling and exchanging shares is contained in the Statement of Additional Information.

A $12 annual "Minimum Balance Fee" is assessed on each Fund account with a value of less than $500. The fee is automatically deducted from each applicable Fund account annually in September.  See the Statement of
      Additional Information to learn how you can avoid this fee and for circumstances under which this fee will not be assessed.

The offering of shares may be suspended during any period in which the determination of net asset value is suspended, and the offering may be suspended by the Board of Trustees at any time the Board believes it is in the Fund's best interest to do so.

Telephone transaction privileges for purchases, redemptions or exchanges may be modified, suspended or terminated by the Fund at any time. The Fund will provide you notice whenever it is required to do so by applicable law. If an account has more than one owner, the Fund and the Transfer
      Agent may rely on the instructions of any one owner. Telephone privileges apply to each owner of the account and the dealer representative of record for the account, unless the Transfer Agent receives cancellation instructions from an owner of the account.

The Transfer Agent will record telephone calls to verify data concerning transactions and has adopted other procedures to confirm that telephone instructions are genuine, by requiring callers to provide tax identification numbers and other account data or by using PIN numbers, and by confirming such transactions in writing. The Transfer Agent and the Fund will not be liable for losses or expenses arising out of telephone instructions reasonably believed to be genuine.

Redemption or transfer requests will not be honored until the Transfer Agent receives all required documents in proper form. From time to time, the
      Transfer Agent in its discretion may waive certain of the requirements for redemptions stated in this Prospectus.

Dealers that perform account transactions for their clients by participating in NETWORKING through the National Securities Clearing Corporation are responsible for obtaining their clients' permission to perform those transactions, and are responsible to their clients who are shareholders of the Fund if the dealer performs any transaction erroneously or improperly.

The redemption price for shares will vary from day to day because the value of the securities in the Fund's portfolio fluctuates. The redemption price, which is the net asset value per share less any applicable contingent deferred sales charge, will normally differ for each class of shares. The redemption value of your shares may be more or less than their original cost.

Payment for redeemed shares ordinarily is made in cash, which is forwarded to you by check, or through AccountLink or by Federal Funds wire (as elected by the shareholder) within seven days after the Transfer Agent receives redemption instructions in proper form. For accounts registered in the name of a broker-dealer, payment will normally be forwarded within three business days after redemption. However, under unusual circumstances, as determined by the Securities and Exchange
      Commission, payment may be delayed or suspended.
The Transfer Agent may delay processing any type of redemption payment as described under "How to Sell Shares" for recently purchased shares, but only until the purchase payment has cleared. That delay may be as much as 10 days from the date the shares were purchased. That delay may be avoided if you purchase shares by Federal Funds wire or certified check, or arrange with your bank to provide telephone or written assurance to the Transfer Agent that your purchase payment has cleared.

Involuntary redemptions of small accounts may be made by the Fund if the account value has fallen below $200 for reasons other than that the market value of shares has dropped. In some cases, involuntary redemptions also may be made to repay the Distributor for losses from the cancellation of share purchase orders.

Shares may be "redeemed in kind" under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions). This means that the redemption proceeds will be paid to you in liquid securities from the Fund's portfolio. If the Fund redeems your shares in kind, you may bear transaction costs and will bear market risks until such time as the securities are converted into cash.

Patriot Act Anti-Money Laundering Requirements. The USA Patriot Act (the
      "Patriot Act"), requires all financial institutions to obtain, verify, and record information that identifies each person or entity that opens an account. The Patriot Act is intended to prevent the use of the U.S.
      financial system in furtherance of money laundering, terrorism or other illicit activities. When you open an account, the Fund may request information, including your name, your date of birth (for a natural person), your residential street address or principal place of business, your Social Security Number or Employer Identification
      Number, or other government issued identification. Additional information may be required in certain circumstances or to open corporate accounts. The Fund or the Transfer Agent may use the information to verify the identity of investors or the status of financial advisers and may reject purchase orders or redeem any amounts in the Fund if they are unable to do so. The Fund may also place limits on account transactions while it is in the process of attempting to verify your identity. It is the Fund's policy to cooperate fully with appropriate regulators in any investigations conducted with respect to potential money laundering, terrorism or other illicit activities.

 "Backup withholding" of federal income tax may be applied against taxable dividends, distributions and redemption proceeds (including exchanges)
      if you fail to furnish the Fund with your correct, certified Social
      Security or Employer Identification Number when you sign your application, or if you under-report your income to the Internal Revenue
      Service.

To avoid sending duplicate copies of materials to households, the Fund will mail only one copy of each prospectus, annual and semi-annual report and annual notice of the Fund's privacy policy to shareholders having the same last name and address on the Fund's records. The consolidation of these mailings, called householding, benefits the Fund through reduced mailing expense.

      If you want to receive multiple copies of these materials, you may call the Transfer Agent at 1.800.225.5677. You may also notify the Transfer
      Agent in writing. Individual copies of prospectuses, reports and privacy notices will be sent to you commencing within 30 days after the
      Transfer Agent receives your request to discontinue householding.

Dividends, Capital Gains and Taxes

DIVIDENDS. The Fund intends to declare dividends separately for each class of shares from net investment income on a quarterly basis and pay them quarterly.  Dividends and distributions paid to Class A shares will generally be higher than dividends for Class B, Class C and Class N shares, which normally have higher expenses than Class A shares. The Fund has no fixed dividend rate and cannot guarantee that it will pay any dividends or distributions.

CAPITAL GAINS. The Fund may realize capital gains on the sale of portfolio securities. If it does, it may make distributions out of any net short-term or long-term capital gains in December of each year. The Fund may make supplemental distributions of dividends and capital gains following the end of its fiscal year. There can be no assurance that the Fund will pay any capital gains distributions in a particular year.

WHAT CHOICES DO YOU HAVE FOR RECEIVING DISTRIBUTIONS? When you open your account, you may specify on your application how you want to receive your dividends and distributions. You have four options:

Reinvest All Dividends and Distributions in the Fund. You can elect to reinvest all dividends and capital gains distributions in additional shares of the Fund.

Reinvest Dividends or Capital Gains. You can elect to reinvest some dividends or distributions (short-term capital gains or long-term capital gains distributions) in the Fund while receiving the other types of dividends or distributions by check or by having them sent to your bank account through AccountLink.

Receive All Dividends and Distributions in Cash. You can elect to receive a check for all dividends and capital gains distributions or have them sent to your bank through AccountLink.

Reinvest Your Dividends or Distributions in Another OppenheimerFunds Account.
      You can reinvest all dividends or distributions in the same class of shares of another OppenheimerFunds account you have established.

TAXES. If your shares are not held in a tax-deferred retirement account, you should be aware of the following tax implications of investing in the Fund.
Distributions are subject to federal income tax and may be subject to state or local taxes. Dividends paid from short-term capital gains and net investment income are taxable as ordinary income. Long-term capital gains are taxable as long-term capital gains when distributed to you, regardless of how long you have held your shares. Whether you reinvest your dividends or distributions in additional shares or take them in cash, the tax treatment is the same.

Every year the Fund will send both you and the IRS a statement showing the amount of any taxable dividends or distributions you received in the previous year. Any long-term capital gains will be separately identified in the tax information the Fund sends you after the end of the calendar year.

The Fund intends to qualify each year as a "regulated investment company"
under the Internal Revenue Code, but reserves the right not to qualify.  As a regulated investment company, the Fund will not be subject to Federal income taxes on any of its income, provided that it satisfies certain income, diversification and distribution requirements.

Avoid "Buying a Distribution." If you buy shares on or just before the ex-dividend date, or just before the Fund declares a capital gains distribution, you will pay the full price for the shares and then receive a portion of the price back as a taxable dividend or capital gain.

Remember, There May be Taxes on Transactions. Because the Fund's share prices fluctuate, you may have a capital gain or loss when you sell or exchange your shares. A capital gain or loss is the difference between the price you paid for the shares and the price you received when you sold them. Any capital gain is subject to capital gains tax.

Returns of Capital Can Occur. In certain cases, distributions made by the
      Fund may be considered a non-taxable return of capital to shareholders.
      If that occurs, it will be identified in notices to shareholders.

This information is only a summary of certain federal income tax information about your investment. You should consult with your tax advisor about the effect of an investment in the Fund on your particular tax situation.

Financial Highlights

Financial information for the Fund is not provided because, as of the date of this Prospectus, the Fund had not commenced operations.

INFORMATION AND SERVICES

For More Information on Oppenheimer Dividend Growth Fund
The following additional information about the Fund is available without charge upon request:

STATEMENT OF ADDITIONAL INFORMATION. This document includes additional information about the Fund's investment policies, risks, and operations. It is incorporated by reference into this Prospectus (which means it is legally a part of this Prospectus).

ANNUAL AND SEMI-ANNUAL REPORTS. Additional information about the Fund's investments and performance is available in the Fund's Annual and Semi-Annual
Reports to shareholders. The Annual Report includes a discussion of market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

How to Get More Information
You can request the Statement of Additional Information, the Annual and
Semi-Annual Reports, the notice explaining the Fund's privacy policy and other information about the Fund or your account:

------------------------------------------------------------------------------
By Telephone:                 Call OppenheimerFunds Services toll-free:
                              1.800.CALL OPP (225.5677)
------------------------------------------------------------------------------
------------------------------------------------------------------------------
By Mail:                      Write to:
                              OppenheimerFunds Services
                              P.O. Box 5270
                              Denver, Colorado 80217-5270
------------------------------------------------------------------------------
------------------------------------------------------------------------------
On the Internet:              You can request  these  documents  by e-mail or
                              through the  OppenheimerFunds  website. You may
                              also read or download certain  documents on the
                              OppenheimerFunds           website          at:
                              www.oppenheimerfunds.com
                              ------------------------
------------------------------------------------------------------------------

Information about the Fund including the Statement of Additional Information can be reviewed and copied at the SEC's Public Reference Room in Washington,
D.C. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1.202.942.8090.  Reports and other information about the Fund are available on the EDGAR database on the SEC's Internet website at www.sec.gov. Copies may be obtained after payment of a duplicating
           -----------
fee by electronic request at the SEC's e-mail address: publicinfo@sec.gov or by writing to the SEC's Public Reference Section, Washington, D.C. 20549-0102.

No one has been authorized to provide any information about the Fund or to make any representations about the Fund other than what is contained in this
Prospectus. This Prospectus is not an offer to sell shares of the Fund, nor a solicitation of an offer to buy shares of the Fund, to any person in any state or other jurisdiction where it is unlawful to make such an offer.

The Fund's shares are distributed by:           [logo] OppenheimerFunds
Distributor, Inc.

The Fund's SEC File No.: 811-21718

PR0560.001.0705
Printed on recycled paper

Oppenheimer Dividend Growth Fund
6803 South Tucson Way, Centennial, Colorado 80112-3924
1.800.CALL OPP (225.5677)

Statement of Additional Information dated July 6, 2005

      This Statement of Additional Information is not a Prospectus. This
document contains additional information about the Fund and supplements information in the Prospectus dated July 6, 2005.  It should be read together with the Prospectus. You can obtain the Prospectus by writing to the Fund's
Transfer Agent, OppenheimerFunds Services, at P.O. Box 5270, Denver, Colorado
80217, or by calling the Transfer Agent at the toll-free number shown above, or by downloading it from the OppenheimerFunds internet website at
www.oppenheimerfunds.com (follow the hyperlinks: "Research Funds" - "Fund
------------------------
Documents" - "Dividend Growth").

Contents
                                                                       Page
About the Fund
Additional Information About the Fund's Investment Policies and Risks.. 2
    The Fund's Investment Policies..................................... 2
    Other Investment Techniques and Strategies.........................
    Other Investment Restrictions......................................
    Disclosure of Portfolio Holdings...................................
How the Fund is Managed ...............................................
    Organization and History...........................................
    Board of Trustees and Audit Committees.............................
    Trustees and Officers of the Fund..................................
    The Manager........................................................
Brokerage Policies of the Fund.........................................
Distribution and Service Plans.........................................
Performance of the Fund................................................

About Your Account
How To Buy Shares......................................................
How To Sell Shares.....................................................
How To Exchange Shares.................................................
Dividends, Capital Gains and Taxes.....................................
Additional Information About the Fund..................................

Financial Information About the Fund
Independent Registered Public Accounting Firms' Report.................
Financial Statements...................................................

Appendix A: Industry Classifications................................... A-1
Appendix B: Special Sales Charge Arrangements and Waivers.............. B-1

ABOUT THE FUND

Additional Information About the Fund's Investment Policies and Risks

      The investment objective, the principal investment policies and the main risks of the Fund are described in the Prospectus. This Statement of
Additional Information contains supplemental information about those policies and risks and the types of securities that the Fund's investment manager,
OppenheimerFunds, Inc. (the "Manager"), can select for the Fund. Additional information is also provided about the strategies that the Fund may use to try to achieve its objective.

The Fund's Investment Policies

      The composition of the Fund's portfolio and the techniques and strategies that the Fund's Manager may use in selecting portfolio securities will vary over time. The Fund is not required to use all of the investment techniques and strategies described below at all times in seeking its objective. It may use some of the special investment techniques and strategies at some times or not at all.

|X|   Investments in Equity Securities. The Fund focuses its investments in equity securities. Equity securities include common stocks, preferred stocks, rights and warrants, and securities convertible into common stock. The Fund's investments may include stocks of companies of all market capitalization ranges: small-cap, mid-cap and large-cap. At times, the Fund may increase its emphasis on equity investments in securities of one or more capitalization ranges, based upon the Manager's judgment of where are the best market opportunities to seek the Fund's objective.

      The Manager focuses on factors that may vary in particular cases and over time in seeking broad diversification of the Fund's portfolio among industries and market sectors.  Under normal market conditions, the Fund will diversify its holdings across all economic sectors.  Each security is analyzed based on stability of its operating history, its prospects for future earnings growth and the safety of its dividend.  In selecting securities for the Fund's portfolio, the Manager evaluates a number of factors, including among them:

|_|   analyzing earnings-per-share growth,
|_|   price-to-earnings multiples,
|_|   price-to-book value multiples,
|_|   price-to-sales ratios,
|_|   price-to-cash flow ratios,
|_|   profit margins,
|_|   return on equity,
|_|   return on assets and
|_|   proprietary earnings forecasts

      Certain debt securities may be selected for the Fund's portfolio for defensive purposes (including debt securities that the Manager believes may offer some opportunities for capital appreciation when stocks are disfavored).

      The Fund can invest in securities of small cap issuers (having market capitalizations of less than $1 billion). Securities of small capitalization issuers may be subject to greater price volatility in general than securities of large-cap and mid-cap companies. Therefore, to the degree that the Fund has investments in smaller capitalization companies at times of market volatility, the Fund's share price may fluctuate more.

|X|   Convertible Securities. While convertible securities are a form of debt security, in many cases, their conversion feature (allowing conversion into equity securities) causes them to be regarded more as "equity equivalents."
As a result, the credit rating assigned to the security has less impact on the Manager's investment decision with respect to convertible securities than in the case of non-convertible fixed income securities. The value of a convertible security is a function of its "investment value" and its
"conversion value." If the investment value exceeds the conversion value, the security will behave more like a debt security and the security's price will likely increase when interest rates fall and decrease when interest rates rise. If the conversion value exceeds the investment value, the security will behave more like an equity security. In that case it will likely sell at a premium over its conversion value and its price will tend to fluctuate directly with the price of the underlying security. To determine whether convertible securities should be regarded as "equity equivalents," the
Manager examines the following factors:

(1)   whether, at the option of the investor, the convertible security can be exchanged for a fixed number of shares of common stock of the issuer,
(2)   whether the issuer of the convertible securities has restated its earnings per share of common stock on a fully diluted basis
         (considering the effect of conversion of the convertible
         securities), and
(3)   the extent to which the convertible security may be a defensive "equity substitute," providing the ability to participate in any
         appreciation in the price of the issuer's common stock.

|X|   Preferred Stock. Preferred stock, unlike common stock, has a stated
dividend rate payable from the corporation's earnings. Preferred stock dividends may be cumulative or non-cumulative, participating, or auction rate. "Cumulative" dividend provisions require all or a portion of prior unpaid dividends to be paid before dividends can be paid to the issuer's common stock. "Participating" preferred stock may be entitled to a dividend exceeding the stated dividend in certain cases.

      If interest rates rise, the fixed dividend on preferred stocks may be less attractive, causing the price of preferred stocks to decline. Preferred stock may have mandatory sinking fund provisions, as well as provisions allowing the stock to be called or redeemed prior to its maturity, which can have a negative impact on the stock's price when interest rates decline.
Preferred stock generally has a preference over common stock on the distribution of a corporation's assets in the event of liquidation of the corporation. The rights of preferred stock on distribution of a corporation's assets in the event of a liquidation are generally subordinate to the rights associated with a corporation's debt securities.

|X|   Rights and Warrants. The Fund may invest up to 5% of its total assets in warrants or rights. That 5% limit does not apply to warrants and rights the Fund has acquired as part of units of securities or that are attached to other securities that the Fund buys. Warrants basically are options to purchase equity securities at specific prices valid for a specific period of time. Their prices do not necessarily move parallel to the prices of the underlying securities. Rights are similar to warrants, but normally have a short duration and are distributed directly by the issuer to its shareholders. Rights and warrants have no voting rights, receive no dividends and have no rights with respect to the assets of the issuer.

|X|   Foreign Securities. The Fund can purchase equity securities issued or guaranteed by foreign companies or debt securities issued by foreign governments. "Foreign securities" include equity and debt securities of companies organized under the laws of countries other than the United States.
They may be traded on foreign securities exchanges or in the foreign over-the-counter markets. The Fund currently does not expect to have more than 25% of its total assets invested in foreign securities, although it has the ability to invest in them without limit.

      Securities of foreign issuers that are represented by American
Depository Receipts or that are listed on a U.S. securities exchange or traded in the U.S. over-the-counter markets are not considered "foreign securities" for the purpose of the Fund's investment allocations. That is because they are not subject to many of the special considerations and risks, discussed below, that apply to foreign securities traded and held abroad.

      Because the Fund may purchase securities denominated in foreign currencies, a change in the value of such foreign currency against the U.S.
dollar will result in a change in the amount of income the Fund has available for distribution. Because a portion of the Fund's investment income may be received in foreign currencies, the Fund will be required to compute its income in U.S. dollars for distribution to shareholders, and therefore the
Fund will absorb the cost of currency fluctuations. After the Fund has distributed income, subsequent foreign currency losses may result in the
Fund's having distributed more income in a particular fiscal period than was available from investment income, which could result in a return of capital to shareholders.

      Investing in foreign securities offers potential benefits not available from investing solely in securities of domestic issuers. They include the opportunity to invest in foreign issuers that appear to offer growth potential, or in foreign countries with economic policies or business cycles different from those of the U.S., or to reduce fluctuations in portfolio value by taking advantage of foreign stock markets that do not move in a manner parallel to U.S. markets. The Fund will hold foreign currency only in connection with the purchase or sale of foreign securities.

|X|   Risks of Foreign Investing. Investments in foreign securities may offer special opportunities for investing but also present special additional risks and considerations not typically associated with investments in domestic securities. Some of these additional risks are:

o     reduction of income by foreign taxes;
o     fluctuation in value of foreign investments due to changes in currency rates, currency devaluation or currency control regulations (for example, currency blockage);
o     transaction charges for currency exchange;
o     lack of public information about foreign issuers;
o     lack of uniform accounting, auditing and financial reporting standards in foreign countries comparable to those applicable to domestic issuers;
o     less volume on foreign exchanges than on U.S. exchanges;
o     greater volatility and less liquidity on foreign markets than in the
         U.S.;
o     less governmental regulation of foreign issuers, stock exchanges and brokers than in the U.S.;
o     greater difficulties in commencing lawsuits;
o     higher brokerage commission rates than in the U.S.;
o     increased risks of delays in settlement of portfolio transactions or loss of certificates for portfolio securities;
o     foreign withholding taxes on interest and dividends;
o     possibilities in some countries of expropriation, confiscatory taxation, political, financial or social instability or adverse diplomatic developments; and
o     unfavorable differences between the U.S. economy and foreign economies.

      In the past, U.S. Government policies have discouraged certain investments abroad by U.S. investors, through taxation or other restrictions, and it is possible that such restrictions could be re-imposed.

|X|   Passive Foreign Investment Companies.  Some securities of corporations domiciled outside the U.S. which the Fund may purchase, may be considered passive foreign investment companies ("PFICs") under U.S. tax laws. PFICs are those foreign corporations which generate primarily passive income. They tend to be growth companies or "start-up" companies. For federal tax purposes, a corporation is deemed a PFIC if 75% or more of the foreign corporation's gross income for the income year is passive income or if 50% or more of its assets are assets that produce or are held to produce passive income. Passive income is further defined as any income to be considered foreign personal holding company income within the subpart F provisions defined by IRCss.954.

      Investing in PFICs involves the risks associated with investing in foreign securities, as described above. There are also the risks that the
Fund may not realize that a foreign corporation it invests in is a PFIC for federal tax purposes. Federal tax laws impose severe tax penalties for failure to properly report investment income from PFICs. Following industry standards, the Fund makes every effort to ensure compliance with federal tax reporting of these investments. PFICs are considered foreign securities for the purposes of the Fund's minimum percentage requirements or limitations of investing in foreign securities.

Other Investment Techniques and Strategies.  In seeking its objective, the
Fund may from time to time use the types of investment strategies and investments described below. It is not required to use all of these strategies at all times, and at times may not use them.

|X|   Investment in Other Investment Companies. The Fund can also invest in the securities of other investment companies, which can include open-end funds, closed-end funds and unit investment trusts, subject to the limits set forth in the Investment Company Act of 1940, as amended (the "Investment
Company Act"), that apply to those types of investments, and the following additional limitation: the Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of section 12(d)(1) of the Investment
Company Act. For example, the Fund can invest in exchange-traded funds, which are typically open-end funds or unit investment trusts, listed on a stock exchange. The Fund might do so as a way of gaining exposure to the segments of the equity or fixed-income markets represented by the Exchange-Traded
Funds' portfolio, at times when the Fund may not be able to buy those portfolio securities directly.

      Investing in another investment company may involve the payment of substantial premiums above the value of such investment company's portfolio securities and is subject to limitations under the Investment Company Act.
The Fund does not intend to invest in other investment companies unless the
Manager believes that the potential benefits of the investment justify the payment of any premiums or sales charges.  As a shareholder of an investment company, the Fund would be subject to its ratable share of that investment company's expenses, including its advisory and administration expenses.  The
Fund does not anticipate investing a substantial amount of its net assets in shares of other investment companies.

|X|   Repurchase Agreements. The Fund can acquire securities subject to repurchase agreements. It might do so for liquidity purposes to meet anticipated redemptions of Fund shares, or pending the investment of the proceeds from sales of Fund shares, or pending the settlement of portfolio securities transactions, or for temporary defensive purposes, as described below.

      In a repurchase transaction, the Fund buys a security from, and simultaneously resells it to, an approved vendor for delivery on an agreed-upon future date. The resale price exceeds the purchase price by an amount that reflects an agreed-upon interest rate effective for the period during which the repurchase agreement is in effect. Approved vendors include
U.S. commercial banks, U.S. branches of foreign banks, or broker-dealers that have been designated as primary dealers in government securities. They must meet credit requirements set by the Manager from time to time.

      The majority of these transactions run from day to day, and delivery pursuant to the resale typically occurs within one to five days of the purchase. Repurchase agreements having a maturity beyond seven days are subject to the Fund's limits on holding illiquid investments. The Fund will not enter into a repurchase agreement that causes more than 10% of its net assets to be subject to repurchase agreements having a maturity beyond seven days. There is no limit on the amount of the Fund's net assets that may be subject to repurchase agreements having maturities of seven days or less.

      Repurchase agreements, considered "loans" under the Investment Company
Act, are collateralized by the underlying security. The Fund's repurchase agreements require that at all times while the repurchase agreement is in effect, the value of the collateral must equal or exceed the repurchase price to fully collateralize the repayment obligation. However, if the vendor fails to pay the resale price on the delivery date, the Fund may incur costs in disposing of the collateral and may experience losses if there is any delay in its ability to do so. The Manager will impose creditworthiness requirements to confirm that the vendor is financially sound and will continuously monitor the collateral's value.

      Pursuant to an Exemptive Order issued by the Securities and Exchange
Commission (the "SEC"), the Fund, along with other affiliated entities managed by the Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts.  These balances are invested in one or more repurchase agreements, secured by U.S. Government securities.
Securities that are pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each joint repurchase arrangement requires that the market value of the collateral be sufficient to cover payments of interest and principal; however, in the event of default by the other party to the agreement, retention or sale of the collateral may be subject to legal proceedings.

|X|   Illiquid and Restricted Securities. Under the policies and procedures established by the Fund's Board of Trustees, the Manager determines the liquidity of certain of the Fund's investments. To enable the Fund to sell its holdings of a restricted security not registered under applicable securities laws, the Fund may have to cause those securities to be registered. The expenses of registering restricted securities may be negotiated by the Fund with the issuer at the time the Fund buys the securities. When the Fund must arrange registration because the Fund wishes to sell the security, a considerable period may elapse between the time the decision is made to sell the security and the time the security is registered so that the Fund could sell it. The Fund would bear the risks of any downward price fluctuation during that period.

      The Fund can also acquire restricted securities through private placements. Those securities have contractual restrictions on their public resale. Those restrictions might limit the Fund's ability to dispose of the securities and might lower the amount the Fund could realize upon the sale.

      The Fund has limitations that apply to purchases of restricted securities, as stated in the Prospectus. Those percentage restrictions do not limit purchases of restricted securities that are eligible for sale to qualified institutional purchasers under Rule 144A of the Securities Act of
1933, as amended, if those securities have been determined to be liquid by the Manager under Board-approved guidelines. Those guidelines take into account the trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, the Fund's holdings of that security may be considered to be illiquid. Illiquid securities include repurchase agreements maturing in more than seven days.

|X|   Loans of Portfolio Securities. To raise cash for liquidity purposes, the Fund can lend its portfolio securities to brokers, dealers and other types of financial institutions approved by the Fund's Board of Trustees.
These loans are limited to not more than 25% of the value of the Fund's total assets. The Fund currently does not intend to engage in loans of securities, but if it does so, such loans will not likely exceed 5% of the Fund's total assets.

      There are some risks in connection with securities lending. The Fund might experience a delay in receiving additional collateral to secure a loan, or a delay in recovery of the loaned securities if the borrower defaults. The
Fund must receive collateral for a loan. Under current applicable regulatory requirements (which are subject to change), on each business day the loan collateral must be at least equal to the value of the loaned securities. It must consist of cash, bank letters of credit, securities of the U.S.
Government or its agencies or instrumentalities, or other cash equivalents in which the Fund is permitted to invest. To be acceptable as collateral, letters of credit must obligate a bank to pay amounts demanded by the Fund if the demand meets the terms of the letter. The terms of the letter of credit and the issuing bank both must be satisfactory to the Fund.
      When it lends securities, the Fund receives amounts equal to the dividends or interest on loaned securities. It also receives one or more of
(a) negotiated loan fees, (b) interest on securities used as collateral, and
(c) interest on any short-term debt securities purchased with such loan collateral. Either type of interest may be shared with the borrower. The Fund may also pay reasonable finder's, custodian and administrative fees in connection with these loans. The terms of the Fund's loans must meet applicable tests under the Internal Revenue Code and must permit the Fund to reacquire loaned securities on five days' notice or in time to vote on any important matter.

|X|   Borrowing.  The Fund has the ability to borrow from banks on an unsecured basis to invest the borrowed funds in portfolio securities. This speculative technique is known as "leverage." The Fund may not borrow money, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the
Fund, as such statute, rules or regulations may be amended or interpreted from time to time. Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person.
Under the Investment Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed.
Any such borrowing will be made only pursuant to the requirements of the
Investment Company Act and will be made only to the extent that the value of each Fund's assets less its liabilities, other than borrowings, is equal to at least 300% of all borrowings including the proposed borrowing.  If the value of a Fund's assets, so computed, should fail to meet the 300% asset coverage requirement, the Fund is required, within three business days to reduce its bank debt to the extent necessary to meet such requirement and may have to sell a portion of its investments at a time when independent investment judgment would not dictate such sale.

      The Fund will pay interest on these loans, and that interest expense will raise the overall expenses of the Fund and reduce its returns. If it does borrow, its expenses will be greater than comparable funds that do not borrow for leverage. Additionally, the Fund's net asset value per share might fluctuate more than that of funds that do not borrow. Currently, the Fund does not contemplate using this technique, but if it does so, it will not likely do so to a substantial degree.

|X|   Debt Securities. The Fund may invest in debt securities.  At times certain debt securities may be selected for investment by the Fund for defensive purposes, as described below. For example, when the stock market is volatile, or when the portfolio manager believes that growth opportunities in stocks are not attractive, certain debt securities might provide not only defensive opportunities but also some opportunities for capital appreciation.
These investments could include corporate bonds and notes of U.S. companies, as well as U.S. government securities, especially zero-coupon or "stripped"
U. S. government securities. It is not expected that this will be a significant portfolio strategy of the Fund under normal market circumstances.

|X|   Zero-Coupon Securities. The Fund may buy zero-coupon and delayed interest debt securities of U.S. issuers. Zero-coupon securities do not make periodic interest payments and are sold at a deep discount from their face value. The buyer recognizes a rate of return determined by the gradual appreciation of the security, which is redeemed at face value on a specified maturity date. This discount depends on the time remaining until maturity, as well as prevailing interest rates, the liquidity of the security and the credit quality of the issuer. In the absence of threats to the issuer's credit quality, the discount typically decreases as the maturity date approaches. Some zero-coupon securities are convertible, in that they are zero-coupon securities until a predetermined date, at which time they convert to a security with a specified coupon rate.

      Because zero-coupon securities pay no interest and compound semi-annually at the rate fixed at the time of their issuance, their value is generally more volatile than the value of other debt securities. Their value may fall more dramatically than the value of interest-bearing securities when interest rates rise. When prevailing interest rates fall, zero-coupon securities tend to rise more rapidly in value because they have a fixed rate of return.

      Investing in zero-coupon securities could cause the Fund to recognize income and make distributions to shareholders before it receives any cash payments on the zero-coupon investment. To generate cash to satisfy those distribution requirements, the Fund might have to sell portfolio securities that it otherwise might have continued to hold or to use cash flows from other sources such as the sale of Fund shares.

|X|   Credit Risk. Debt securities are subject to credit risk. Credit risk relates to the ability of the issuer of a debt security to make interest or principal payments on the security as they become due. If the issuer fails to pay interest, the Fund's income may be reduced and if the issuer fails to repay principal, the value of that bond and of the Fund's shares may be reduced. The Manager may rely to some extent on credit ratings by nationally recognized rating agencies in evaluating the credit risk of securities selected for the Fund's portfolio. It may also use its own research and analysis. Many factors affect an issuer's ability to make timely payments, and the credit risks of a particular security may change over time.

|X|   Interest Rate Risks. In addition to credit risks, debt securities are subject to changes in value when prevailing interest rates change. When prevailing interest rates fall, the values of outstanding debt securities generally rise, and the bonds may sell for more than their face amount. When prevailing interest rates rise, the values of outstanding debt securities generally decline, and the bonds may sell at a discount from their face amount. The magnitude of these price changes is generally greater for bonds with longer maturities. Therefore, when the average maturity of the Fund's debt securities is longer, its share price may fluctuate more when interest rates change.

|X|   Derivatives. The Fund can invest in a variety of derivative investments to seek income for liquidity needs or to distribute to shareholders, or for hedging purposes. Some derivative investments the Fund can use are the hedging instruments described below in this Statement of Additional
Information. However, the Fund does not use, and does not currently contemplate using, derivatives or hedging instruments to a significant degree except that the Fund may write covered call options to seek cash for liquidity purposes or to distribute to shareholders.  The Fund is not required to use derivatives in seeking its objective.

      Some of the derivative investments the Fund can use include debt exchangeable for common stock of an issuer or "equity-linked debt securities"
of an issuer. At maturity, the debt security is exchanged for common stock of the issuer or it is payable in an amount based on the price of the issuer's common stock at the time of maturity. Both alternatives present a risk that the amount payable at maturity will be less than the principal amount of the debt because the price of the issuer's common stock may not be as high as the
Manager expected.

|X|   Hedging. Although the Fund does not anticipate the extensive use of hedging instruments, the Fund can use hedging instruments. To attempt to protect against declines in the market value of the Fund's portfolio, to permit the Fund to retain unrealized gains in the value of portfolio securities which have appreciated, to establish a position in the securities market as a temporary substitute for purchasing individual securities, or to facilitate selling securities for investment reasons, the Fund could:

|_|   sell futures contracts,
|_|   buy puts on such futures or on securities, or
|_|   write covered calls on securities or futures.  Covered calls may also be used to increase the Fund's income.

      The Fund can use hedging to establish a position in the securities market as a temporary substitute for purchasing particular securities. In that case the Fund would normally seek to purchase the securities and then terminate that hedging position. The Fund might also use this type of hedge to attempt to protect against the possibility that its portfolio securities would not be fully included in a rise in value of the market. To do so, the
Fund could:

|_|   buy futures, or
|_|   buy calls on such futures or on securities.

      The Fund's strategy of hedging with futures and options on futures will be incidental to the Fund's activities in the underlying cash market. The particular hedging instruments the Fund can use are described below. The Fund may employ new hedging instruments and strategies when they are developed, if those investment methods are consistent with the Fund's investment objective and are permissible under applicable regulations governing the Fund.

|X|   Futures. The Fund can buy and sell futures contracts that relate to (1)
broadly-based stock indices (these are referred to as "stock index futures"),
(2) an individual stock ("single stock futures"), (3) other broadly-based securities indices (these are referred to as "financial futures"), (4) debt securities (these are referred to as "interest rate futures") and (5) foreign currencies (these are referred to as "forward contracts").

      A broadly-based stock index is used as the basis for trading stock index futures. They may in some cases be based on stocks of issuers in a particular industry or group of industries. A stock index assigns relative values to the common stocks included in the index and its value fluctuates in response to the changes in value of the underlying stocks. A stock index cannot be purchased or sold directly. Financial futures are similar contracts based on the future value of the basket of securities that comprise the index. These contracts obligate the seller to deliver, and the purchaser to take, cash to settle the futures transaction. There is no delivery made of the underlying securities to settle the futures obligation. Either party may also settle the transaction by entering into an offsetting contract.

      An interest rate future obligates the seller to deliver (and the purchaser to take) cash or a specified type of debt security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position. Similarly, a single stock future obligates the seller to deliver (and the purchaser to take) cash or a specified equity security to settle the futures transaction. Either party could also enter into an offsetting contract to close out the position.
Single stock futures trade on a very limited number of exchanges, with contracts typically not fungible among the exchanges.

      No payment is made or received by the Fund on the purchase or sale of a future. Upon entering into a futures transaction, the Fund will be required to deposit an initial margin payment with the futures commission merchant
(the "futures broker"). Initial margin payments will be deposited with the
Fund's custodian bank in an account registered in the futures broker's name.
However, the futures broker can gain access to that account only under specified conditions. As the future is marked to market (that is, its value on the Fund's books is changed) to reflect changes in its market value, subsequent margin payments, called variation margin, will be paid to or by the futures broker daily.

      At any time prior to expiration of the future, the Fund may elect to close out its position by taking an opposite position, at which time a final determination of variation margin is made and any additional cash must be paid by or released to the Fund. Any loss or gain on the future is then realized by the Fund for tax purposes. All futures transactions (except forward contracts) are effected through a clearinghouse associated with the exchange on which the contracts are traded.

|X|   Put and Call Options. The Fund can buy and sell certain kinds of put options ("puts") and call options ("calls"). The Fund can buy and sell exchange-traded and over-the-counter put and call options, including index options, securities options, currency options, commodities options, and options on the other types of futures described above.

|X|   Writing Covered Call Options. The Fund can write (that is, sell)
covered calls. If the Fund sells a call option, it must be covered. That means the Fund must own the security subject to the call while the call is outstanding, or, for certain types of calls, the call may be covered by segregating liquid assets to enable the Fund to satisfy its obligations if the call is exercised.

      When the Fund writes a call on a security, it receives cash (a premium). The Fund agrees to sell the underlying security to a purchaser of a corresponding call on the same security during the call period at a fixed exercise price regardless of market price changes during the call period. The call period is usually not more than nine months. The exercise price may differ from the market price of the underlying security. The Fund has the risk of loss that the price of the underlying security may decline during the call period. That risk may be offset to some extent by the premium the Fund receives. If the value of the investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case the Fund would keep the cash premium and the investment.

      When the Fund writes a call on an index, it receives cash (a premium).
If the buyer of the call exercises it, the Fund will pay an amount of cash equal to the difference between the closing price of the call and the exercise price, multiplied by a specified multiple that determines the total value of the call for each point of difference. If the value of the underlying investment does not rise above the call price, it is likely that the call will lapse without being exercised. In that case, the fund would keep the cash premium.

      The Fund's custodian, or a securities depository acting for the custodian, will act as the Fund's escrow agent, through the facilities of the
Options Clearing Corporation ("OCC"), as to the investments on which the Fund has written calls traded on exchanges or as to other acceptable escrow securities. In that way, no margin will be required for such transactions.
OCC will release the securities on the expiration of the option or when the
Fund enters into a closing transaction.

      When the Fund writes an over-the-counter ("OTC") option, it will enter into an arrangement with a primary U.S. government securities dealer which will establish a formula price at which the Fund will have the absolute right to repurchase that OTC option. The formula price will generally be based on a multiple of the premium received for the option, plus the amount by which the option is exercisable below the market price of the underlying security (that is, the option is "in the money"). When the Fund writes an OTC option, it will treat as illiquid (for purposes of its restriction on holding illiquid securities) the mark-to-market value of any OTC option it holds, unless the option is subject to a buy-back agreement by the executing broker.

      To terminate its obligation on a call it has written, the Fund may purchase a corresponding call in a "closing purchase transaction."  The Fund will then realize a profit or loss, depending upon whether the net of the amount of the option transaction costs and the premium received on the call the Fund wrote is more or less than the price of the call the Fund purchases to close out the transaction. The Fund may realize a profit if the call expires unexercised, because the Fund will retain the underlying security and the premium it received when it wrote the call. Any such profits are considered short-term capital gains for federal income tax purposes, as are the premiums on lapsed calls. When distributed by the Fund they are taxable as ordinary income. If the Fund cannot effect a closing purchase transaction due to the lack of a market, it will have to hold the callable securities until the call expires or is exercised.

      The Fund may also write calls on a futures contract without owning the futures contract or securities deliverable under the contract. To do so, at the time the call is written, the Fund must cover the call by segregating an equivalent dollar amount of liquid assets. The Fund will segregate additional liquid assets if the value of the segregated assets drops below 100% of the current value of the future. Because of this segregation requirement, in no circumstances would the Fund's receipt of an exercise notice as to that future require the Fund to deliver a futures contract. It would simply put the Fund in a short futures position, which is permitted by the Fund's hedging policies.

|X|   Writing Put Options. The Fund may sell put options. A put option on securities gives the purchaser the right to sell, and the writer the obligation to buy, the underlying investment at the exercise price during the option period. The Fund will not write puts if, as a result, more than 25% of the Fund's net assets would be required to be segregated to cover such put options.

      If the Fund writes a put, the put must be covered by segregated liquid assets.  The premium the Fund receives from writing a put represents a profit, as long as the price of the underlying investment remains equal to or above the exercise price of the put. However, the Fund also assumes the obligation during the option period to buy the underlying investment from the buyer of the put at the exercise price, even if the value of the investment falls below the exercise price. If a put the Fund has written expires unexercised, the Fund realizes a gain in the amount of the premium less the transaction costs incurred. If the put is exercised, the Fund must fulfill its obligation to purchase the underlying investment at the exercise price.
That price will usually exceed the market value of the investment at that time. In that case, the Fund may incur a loss if it sells the underlying investment. That loss will be equal to the sum of the sale price of the underlying investment and the premium received minus the sum of the exercise price and any transaction costs the Fund incurred.

      When writing a put option on a security, to secure its obligation to pay for the underlying security the Fund will identify liquid assets with a value equal to or greater than the exercise price of the underlying securities. The Fund therefore forgoes the opportunity of investing the segregated assets or writing calls against those assets.

      As long as the Fund's obligation as the put writer continues, it may be assigned an exercise notice by the broker-dealer through which the put was sold. That notice will require the Fund to take delivery of the underlying security and pay the exercise price. The Fund has no control over when it may be required to purchase the underlying security, since it may be assigned an exercise notice at any time prior to the termination of its obligation as the writer of the put. That obligation terminates upon expiration of the put. It may also terminate if, before it receives an exercise notice, the Fund effects a closing purchase transaction by purchasing a put of the same series as it sold. Once the Fund has been assigned an exercise notice, it cannot effect a closing purchase transaction.

      The Fund may decide to effect a closing purchase transaction to realize a profit on an outstanding put option it has written or to prevent the underlying security from being put. Effecting a closing purchase transaction will also permit the Fund to write another put option on the security, or to sell the security and use the proceeds from the sale for other investments.
The Fund will realize a profit or loss from a closing purchase transaction depending on whether the cost of the transaction is less or more than the premium received from writing the put option. Any profits from writing puts are considered short-term capital gains for federal tax purposes, and when distributed by the Fund, are taxable as ordinary income.

|X|   Purchasing Calls and Puts. The Fund can purchase calls to protect against the possibility that the Fund's portfolio will not participate in an anticipated rise in the securities market. When the Fund buys a call (other than in a closing purchase transaction), it pays a premium. The Fund then has the right to buy the underlying investment from a seller of a corresponding call on the same investment during the call period at a fixed exercise price.
The Fund benefits only if it sells the call at a profit or if, during the call period, the market price of the underlying investment is above the sum of the call price plus the transaction costs and the premium paid for the call and the Fund exercises the call. If the Fund does not exercise the call or sell it (whether or not at a profit), the call will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to purchase the underlying investment.

      The Fund can buy puts whether or not it holds the underlying investment in its portfolio. When the Fund purchases a put, it pays a premium and, except as to puts on indices, has the right to sell the underlying investment to a seller of a put on a corresponding investment during the put period at a fixed exercise price. Buying a put on securities or futures the Fund owns enables the Fund to attempt to protect itself during the put period against a decline in the value of the underlying investment below the exercise price by selling the underlying investment at the exercise price to a seller of a corresponding put. If the market price of the underlying investment is equal to or above the exercise price and, as a result, the put is not exercised or resold, the put will become worthless at its expiration date. In that case the Fund will have paid the premium but lost the right to sell the underlying investment. However, the Fund may sell the put prior to its expiration. That sale may or may not be at a profit.

      Buying a put on an investment the Fund does not own (such as an index or future) permits the Fund to resell the put or to buy the underlying investment and sell it at the exercise price. The resale price will vary inversely to the price of the underlying investment. If the market price of the underlying investment is above the exercise price and, as a result, the put is not exercised, the put will become worthless on its expiration date.

      When the Fund purchases a call or put on an index or future, it pays a premium, but settlement is in cash rather than by delivery of the underlying investment to the Fund. Gain or loss depends on changes in the index in question (and thus on price movements in the securities market generally)
rather than on price movements in individual securities or futures contracts.

      The Fund may buy a call or put only if, after the purchase, the value of all call and put options held by the Fund will not exceed 5% of the Fund's total assets.

|X|   Buying and Selling Options on Foreign Currencies. The Fund can buy and
sell calls and puts on foreign currencies. They include puts and calls that trade on a securities or commodities exchange or in the over-the-counter markets or are quoted by major recognized dealers in such options. The Fund could use these calls and puts to try to protect against declines in the dollar value of foreign securities and increases in the dollar cost of foreign securities the Fund wants to acquire.

      If the Manager anticipates a rise in the dollar value of a foreign currency in which securities to be acquired are denominated, the increased cost of those securities may be partially offset by purchasing calls or writing puts on that foreign currency. If the Manager anticipates a decline in the dollar value of a foreign currency, the decline in the dollar value of portfolio securities denominated in that currency might be partially offset by writing calls or purchasing puts on that foreign currency. However, the currency rates could fluctuate in a direction adverse to the Fund's position.
The Fund will then have incurred option premium payments and transaction costs without a corresponding benefit.

      A call the Fund writes on a foreign currency is "covered" if the Fund owns the underlying foreign currency covered by the call or has an absolute and immediate right to acquire that foreign currency without additional cash consideration (or it can do so for additional cash consideration identified on its books) upon conversion or exchange of other foreign currency held in its portfolio.

      The Fund could write a call on a foreign currency to provide a hedge against a decline in the U.S. dollar value of a security which the Fund owns or has the right to acquire and which is denominated in the currency underlying the option. That decline might be one that occurs due to an expected adverse change in the exchange rate. This is known as a
"cross-hedging" strategy. In those circumstances, the Fund covers the option by maintaining cash, U.S. government securities or other liquid, high-grade debt securities in an amount equal to the exercise price of the option.

|X|   Risks of Hedging with Options and Futures. The use of hedging instruments requires special skills and knowledge of investment techniques that are different than what is required for normal portfolio management. If the Manager uses a hedging instrument at the wrong time or judges market conditions incorrectly, hedging strategies may reduce the Fund's return. The
Fund could also experience losses if the prices of its futures and options positions were not correlated with its other investments.

      The Fund's option activities could affect its portfolio turnover rate and brokerage commissions. The exercise of calls written by the Fund might cause the Fund to sell related portfolio securities, thus increasing its turnover rate. The exercise by the Fund of puts on securities will cause the sale of underlying investments, increasing portfolio turnover. Although the decision whether to exercise a put it holds is within the Fund's control, holding a put might cause the Fund to sell the related investments for reasons that would not exist in the absence of the put.

      The Fund could pay a brokerage commission each time it buys a call or put, sells a call or put, or buys or sells an underlying investment in connection with the exercise of a call or put. Those commissions could be higher on a relative basis than the commissions for direct purchases or sales of the underlying investments. Premiums paid for options are small in relation to the market value of the underlying investments. Consequently, put and call options offer large amounts of leverage. The leverage offered by trading in options could result in the Fund's net asset value being more sensitive to changes in the value of the underlying investment.

      If a covered call written by the Fund is exercised on an investment that has increased in value, the Fund will be required to sell the investment at the call price. It will not be able to realize any profit if the investment has increased in value above the call price.

      An option position may be closed out only on a market that provides secondary trading for options of the same series, and there is no assurance that a liquid secondary market will exist for any particular option. The Fund might experience losses if it could not close out a position because of an illiquid market for the future or option.

      There is a risk in using short hedging by selling futures or purchasing puts on broadly-based indices or futures to attempt to protect against declines in the value of the Fund's portfolio securities. The risk is that the prices of the futures or the applicable index will correlate imperfectly with the behavior of the cash prices of the Fund's securities. For example, it is possible that while the Fund has used hedging instruments in a short hedge, the market may advance and the value of the securities held in the
Fund's portfolio might decline. If that occurred, the Fund would lose money on the hedging instruments and also experience a decline in the value of its portfolio securities. However, while this could occur for a very brief period or to a very small degree, over time the value of a diversified portfolio of securities will tend to move in the same direction as the indices upon which the hedging instruments are based.

      The risk of imperfect correlation increases as the composition of the
Fund's portfolio diverges from the securities included in the applicable index. To compensate for the imperfect correlation of movements in the price of the portfolio securities being hedged and movements in the price of the hedging instruments, the Fund might use hedging instruments in a greater dollar amount than the dollar amount of portfolio securities being hedged. It might do so if the historical volatility of the prices of the portfolio securities being hedged is more than the historical volatility of the applicable index.

      The ordinary spreads between prices in the cash and futures markets are subject to distortions, due to differences in the nature of those markets.
First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the cash and futures markets. Second, the liquidity of the futures market depends on participants entering into offsetting transactions rather than making or taking delivery. To the extent participants decide to make or take delivery, liquidity in the futures market could be reduced, thus producing distortion.
Third, from the point of view of speculators, the deposit requirements in the futures market are less onerous than margin requirements in the securities markets. Therefore, increased participation by speculators in the futures market may cause temporary price distortions.

      The Fund can use hedging instruments to establish a position in the securities markets as a temporary substitute for the purchase of individual securities (long hedging) by buying futures and/or calls on such futures, broadly-based indices or on securities. It is possible that when the Fund does so the market might decline. If the Fund then concludes not to invest in securities because of concerns that the market might decline further or for other reasons, the Fund will realize a loss on the hedging instruments that is not offset by a reduction in the price of the securities purchased.

|X|   Forward Contracts. Forward contracts are foreign currency exchange contracts. They are used to buy or sell foreign currency for future delivery at a fixed price. The Fund uses them to "lock-in" the U.S. dollar price of a security denominated in a foreign currency that the Fund has bought or sold, or to protect against possible losses from changes in the relative values of the U.S. dollar and a foreign currency. The Fund limits its exposure in foreign currency exchange contracts in a particular foreign currency to the amount of its assets denominated in that currency or a closely correlated currency. The Fund may also use "cross-hedging" where the Fund hedges against changes in currencies other than the currency in which a security it holds is denominated.

      Under a forward contract, one party agrees to purchase, and another party agrees to sell, a specific currency at a future date. That date may be any fixed number of days from the date of the contract agreed upon by the parties. The transaction price is set at the time the contract is entered into. These contracts are traded in the inter-bank market conducted directly among currency traders (usually large commercial banks) and their customers.

      The Fund may use forward contracts to protect against uncertainty in the level of future exchange rates. The use of forward contracts does not eliminate the risk of fluctuations in the prices of the underlying securities the Fund owns or intends to acquire, but it does fix a rate of exchange in advance. Although forward contracts may reduce the risk of loss from a decline in the value of the hedged currency, at the same time they limit any potential gain if the value of the hedged currency increases.

      When the Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, or when it anticipates receiving dividend payments in a foreign currency, the Fund might desire to "lock-in"
the U.S. dollar price of the security or the U.S. dollar equivalent of the dividend payments. To do so, the Fund could enter into a forward contract for the purchase or sale of the amount of foreign currency involved in the underlying transaction, in a fixed amount of U.S. dollars per unit of the foreign currency. This is called a "transaction hedge." The transaction hedge will protect the Fund against a loss from an adverse change in the currency exchange rates during the period between the date on which the security is purchased or sold or on which the payment is declared, and the date on which the payments are made or received.

      The Fund could also use forward contracts to lock in the U.S. dollar value of portfolio positions. This is called a "position hedge."  When the
Fund believes that foreign currency might suffer a substantial decline against the U.S. dollar, it could enter into a forward contract to sell an amount of that foreign currency approximating the value of some or all of the
Fund's portfolio securities denominated in that foreign currency. When the
Fund believes that the U.S. dollar might suffer a substantial decline against a foreign currency, it could enter into a forward contract to buy that foreign currency for a fixed dollar amount. Alternatively, the Fund could enter into a forward contract to sell a different foreign currency for a fixed U.S. dollar amount if the Fund believes that the U.S. dollar value of the foreign currency to be sold pursuant to its forward contract will fall whenever there is a decline in the U.S. dollar value of the currency in which portfolio securities of the Fund are denominated. That is referred to as a
"cross hedge."

      The Fund will cover its short positions in these cases by identifying on its books assets having a value equal to the aggregate amount of the
Fund's commitment under forward contracts. The Fund will not enter into forward contracts or maintain a net exposure to such contracts if the consummation of the contracts would obligate the Fund to deliver an amount of foreign currency in excess of the value of the Fund's portfolio securities or other assets denominated in that currency or another currency that is the subject of the hedge.

      However, to avoid excess transactions and transaction costs, the Fund may maintain a net exposure to forward contracts in excess of the value of the Fund's portfolio securities or other assets denominated in foreign currencies if the excess amount is "covered" by liquid securities denominated in any currency. The cover must be at least equal at all times to the amount of that excess. As one alternative, the Fund may purchase a call option permitting the Fund to purchase the amount of foreign currency being hedged by a forward sale contract at a price no higher than the forward contract price. As another alternative, the Fund may purchase a put option permitting the Fund to sell the amount of foreign currency subject to a forward purchase contract at a price as high or higher than the forward contact price.

      The precise matching of the amounts under forward contracts and the value of the securities involved generally will not be possible because the future value of securities denominated in foreign currencies will change as a consequence of market movements between the date the forward contract is entered into and the date it is sold. In some cases the Manager might decide to sell the security and deliver foreign currency to settle the original purchase obligation. If the market value of the security is less than the amount of foreign currency the Fund is obligated to deliver, the Fund might have to purchase additional foreign currency on the "spot" (that is, cash)
market to settle the security trade. If the market value of the security instead exceeds the amount of foreign currency the Fund is obligated to deliver to settle the trade, the Fund might have to sell on the spot market some of the foreign currency received upon the sale of the security. There will be additional transaction costs on the spot market in those cases.

      The projection of short-term currency market movements is extremely difficult, and the successful execution of a short-term hedging strategy is highly uncertain. Forward contracts involve the risk that anticipated currency movements will not be accurately predicted, causing the Fund to sustain losses on these contracts and to pay additional transactions costs.
The use of forward contracts in this manner might reduce the Fund's performance if there are unanticipated changes in currency prices to a greater degree than if the Fund had not entered into such contracts.

      At or before the maturity of a forward contract requiring the Fund to sell a currency, the Fund might sell a portfolio security and use the sale proceeds to make delivery of the currency. In the alternative the Fund might retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract. Under that contract the Fund will obtain, on the same maturity date, the same amount of the currency that it is obligated to deliver. Similarly, the Fund might close out a forward contract requiring it to purchase a specified currency by entering into a second contract entitling it to sell the same amount of the same currency on the maturity date of the first contract. The Fund would realize a gain or loss as a result of entering into such an offsetting forward contract under either circumstance. The gain or loss will depend on the extent to which the exchange rate or rates between the currencies involved moved between the execution dates of the first contract and offsetting contract.

      The costs to the Fund of engaging in forward contracts varies with factors such as the currencies involved, the length of the contract period and the market conditions then prevailing. Because forward contracts are usually entered into on a principal basis, no brokerage fees or commissions are involved. Because these contracts are not traded on an exchange, the Fund must evaluate the credit and performance risk of the counterparty under each forward contract.

      Although the Fund values its assets daily in terms of U.S. dollars, it does not intend to convert its holdings of foreign currencies into U.S.
dollars on a daily basis. The Fund may convert foreign currency from time to time, and will incur costs in doing so. Foreign exchange dealers do not charge a fee for conversion, but they do seek to realize a profit based on the difference between the prices at which they buy and sell various currencies. Thus, a dealer might offer to sell a foreign currency to the Fund at one rate, while offering a lesser rate of exchange if the Fund desires to resell that currency to the dealer.

|X|   Regulatory Aspects of Hedging Instruments.  The Commodities Futures
Trading Commission (the "CFTC") recently eliminated limitations on futures trading by certain regulated entities including registered investment companies and consequently registered investment companies may engage in unlimited futures transactions and options thereon provided that the Fund claims an exclusion from regulation as a commodity pool operator. The Fund has claimed such an exclusion from registration as a commodity pool operator under the Commodity Exchange Act. The Fund may use futures and options for hedging and non-hedging purposes to the extent consistent with its investment objective, internal risk management guidelines adopted by the Fund's investment advisor (as they may be amended from time to time), and as otherwise set forth in the Fund's prospectus or this statement of additional information.

      Transactions in options by the Fund are subject to limitations established by the option exchanges. The exchanges limit the maximum number of options that may be written or held by a single investor or group of investors acting in concert. Those limits apply regardless of whether the options were written or purchased on the same or different exchanges or are held in one or more accounts or through one or more different exchanges or through one or more brokers. Thus, the number of options that the Fund may write or hold may be affected by options written or held by other entities, including other investment companies having the same adviser as the Fund (or an adviser that is an affiliate of the Fund's adviser). The exchanges also impose position limits on futures transactions. An exchange may order the liquidation of positions found to be in violation of those limits and may impose certain other sanctions.

      Under interpretations of staff members of the SEC regarding applicable provisions of the Investment Company Act, when the Fund purchases a future, it must segregate cash or readily marketable short-term debt instruments in an amount equal to the purchase price of the future, less the margin deposit applicable to it. The account must be a segregated account or accounts held by the Fund's custodian bank.

|X|   Tax Aspects of Certain Hedging Instruments. Certain foreign currency exchange contracts in which the Fund may invest are treated as "Section 1256 contracts" under the Internal Revenue Code. In general, gains or losses relating to Section 1256 contracts are characterized as 60% long-term and 40%
short-term capital gains or losses under the Code. However, foreign currency gains or losses arising from Section 1256 contracts that are forward contracts generally are treated as ordinary income or loss. In addition,
Section 1256 contracts held by the Fund at the end of each taxable year are
"marked-to-market," and unrealized gains or losses are treated as though they were realized. These contracts also may be marked-to-market for purposes of determining the excise tax applicable to investment company distributions and for other purposes under rules prescribed pursuant to the Internal Revenue
Code. An election can be made by the Fund to exempt those transactions from this marked-to-market treatment.

      Certain forward contracts the Fund enters into may result in
"straddles" for federal income tax purposes. The straddle rules may affect the character and timing of gains (or losses) recognized by the Fund on straddle positions. Generally, a loss sustained on the disposition of a position making up a straddle is allowed only to the extent that the loss exceeds any unrecognized gain in the offsetting positions making up the straddle. Disallowed loss is generally allowed at the point where there is no unrecognized gain in the offsetting positions making up the straddle, or the offsetting position is disposed of.

      Under the Internal Revenue Code, the following gains or losses are treated as ordinary income or loss:
(1)   gains or losses attributable to fluctuations in exchange rates that occur between the time the Fund accrues interest or other
         receivables or accrues expenses or other liabilities denominated in a foreign currency and the time the Fund actually collects such receivables or pays such liabilities, and
(2)   gains or losses attributable to fluctuations in the value of a foreign currency between the date of acquisition of a debt security denominated in a foreign currency or foreign currency forward contracts and the date of disposition.

      Currency gains and losses are offset against market gains and losses on each trade before determining a net "Section 988" gain or loss under the
Internal Revenue Code for that trade, which may increase or decrease the amount of the Fund's investment company income available for distribution to its shareholders.

|X|   Temporary Defensive and Interim Investments. When market, economic or political conditions are unstable, or the Manager believes it is otherwise appropriate to reduce holdings in stocks, the Fund can invest in a variety of debt securities for defensive purposes. The Fund can also purchase these securities for liquidity purposes to meet cash needs due to the redemption of
Fund shares, or to hold while waiting reinvest cash received from the sale of other portfolio securities. The Fund can buy:

         high-quality (rated in the top rating categories of
            nationally-recognized rating organizations or deemed by the
            Manager to be of comparable quality), short-term money market instruments, including those issued by the U. S. Treasury or other government agencies,
         commercial paper (short-term, unsecured, promissory notes of domestic or foreign companies) rated investment grade (rated at least Baa by Moody's Investors Service, Inc. or at least BBB by
            Standard & Poor's Corporation, or a comparable rating by another rating organization), or unrated securities judged by the Manager to have comparable quality to rated securities in those
            categories.
         debt obligations of corporate issuers, rated investment grade, or unrated securities judged by the Manager to have a comparable quality to rated securities in those categories,
         preferred stocks,
         certificates of deposit and bankers' acceptances of domestic and foreign banks and savings and loan associations, and
         repurchase agreements.

      Short-term debt securities would normally be selected for defensive or cash management purposes because they can normally be disposed of quickly, are not generally subject to significant fluctuations in principal value and their value will be less subject to interest rate risk than longer-term debt securities.

|X|   Portfolio Turnover. "Portfolio turnover" describes the rate at which the Fund traded its portfolio securities during its last fiscal year. For example, if a fund sold all of its securities during the year, its portfolio turnover rate would have been 100%. The Fund's portfolio turnover rate will fluctuate from year to year, although the Fund expects to have a portfolio turnover rate of less than 100% annually. Increased portfolio turnover creates higher brokerage and transaction costs for the Fund, which may reduce its overall performance. Additionally, the realization of capital gains from selling portfolio securities may result in distributions of taxable long-term capital gains to shareholders, since the Fund will normally distribute all of its capital gains realized each year, to avoid excise taxes under the
Internal Revenue Code.

Other Investment Restrictions

|X|   What Are "Fundamental Policies?" Fundamental policies are those policies that the Fund has adopted to govern its investments that can be changed only by the vote of a "majority" of the Fund's outstanding voting securities. Under the Investment Company Act, a "majority" vote is defined as the vote of the holders of the lesser of:

|_|   67% or more of the shares present or represented by proxy at a shareholder meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or
|_|   more than 50% of the outstanding shares.

      The Fund's investment objective is a fundamental policy. Other policies described in the Prospectus or this Statement of Additional Information are
"fundamental" only if they are identified as such. The Fund's Board of
Trustees can change non-fundamental policies without shareholder approval.
However, significant changes to investment policies will be described in supplements or updates to the Prospectus or this Statement of Additional
Information, as appropriate. The Fund's principal investment policies are described in the Prospectus.

      Does the Fund Have Additional Fundamental Policies?  The following investment restrictions are fundamental policies of the Fund as contemplated by the Investment Company Act. The limitations of the following policies may be changed to the extent that the corresponding policies of the Investment
Company Act are changed by amendment, exemptive order or interpretive relief.

      The Fund cannot buy securities issued or guaranteed by any one issuer if more than 5% of its total assets would be invested in securities of that issuer or if it would then own more than 10% of that issuer's voting securities. That restriction applies to 75% of the Fund's total assets. The limit does not apply to securities issued by the U.S. government or any of its agencies or instrumentalities.

|_|   The Fund may not borrow money, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption therefrom that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

      The Fund cannot make loans, except to the extent permitted under the
Investment Company Act, the rules or regulations thereunder or any exemption there from that is applicable to the Fund, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|   The Fund cannot concentrate investments. That means it cannot invest
25% or more of its total assets in companies in any one industry.

|_|   The Fund cannot invest in real estate, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|   The Fund cannot invest in physical commodities or commodity contracts, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

|_|   The Fund cannot underwrite securities of other companies. A permitted exception is in case it is deemed to be an underwriter under the Securities
Act when reselling any securities held in its own portfolio.

      |_|The Fund cannot issue senior securities, except to the extent permitted under the Investment Company Act, the rules or regulations thereunder or any exemption therefrom, as such statute, rules or regulations may be amended or interpreted from time to time.

Certain of the above restrictions apply to the Funds only to the extent required by the Investment Company Act, the rules or regulations thereunder or any exemption therefrom. If the applicable provisions of the Investment
Company Act, the rules or regulations or any exemption should change, those restrictions will automatically change to reflect the new requirements.
Therefore those fundamental policies may be changed without notice and without a shareholder vote.

Currently, under the Investment Company Act, a mutual fund may borrow only from banks and the maximum amount it may borrow is up to one-third of its total assets (including the amount borrowed less all liabilities and indebtedness other than borrowing), except that a fund may borrow up to 5% of its total assets for temporary purposes from any person. Under the Investment
Company Act, there is a rebuttable presumption that a loan is temporary if it is repaid within 60 days and not extended or renewed. Also, presently under the Investment Company Act the Fund may lend its portfolio securities in an amount not to exceed thirty-third and one-third percent of the value of its total assets. In addition, currently the Investment Company Act requires a mutual fund to have fundamental investment policies governing investments in real estate and commodities. Presently, under the Investment Company Act a registered mutual fund cannot make any commitment as an underwriter, if immediately thereafter the amount of its outstanding underwriting commitments, plus the value of its investments in securities of issuers
(other than investment companies) of which it owns more than ten percent of the outstanding voting securities, exceeds twenty-five percent of the value of its total assets.

Presently, under the Investment Company Act a registered mutual fund cannot issue "senior securities," but this does not prohibit certain investment activities for which assets of the Fund are designated as segregated, or margin, collateral or escrow arrangements are established, to cover the related obligations. Examples of those activities include borrowing money, reverse repurchase agreements, delayed-delivery and when-issued arrangements for portfolio securities transactions, and contracts to buy or sell derivates, hedging instruments, options or futures.

|X|   Does the Fund Have Any Restrictions That Are Not Fundamental? The Fund
has an investment restriction that is not a fundamental policy, which means it can be changed by the Board of Trustees without shareholder approval.

|X|   The Fund cannot invest in the securities of other registered investment companies or registered unit investment trusts in reliance on sub-paragraph (F) or (G) of Section 12(d)(1) of the Investment Company
Act.

      As a non-fundamental policy, under normal conditions, the Fund will invest at least 80% of its net assets in securities of companies that pay dividends or are expected to begin paying dividends in the future. The Fund will provide shareholders at least 60 days' prior notice of any change in such policy, as required by the Investment Company Act.

      Unless the Prospectus or this Statement of Additional Information states that a percentage restriction applies on an ongoing basis, it applies only at the time the Fund makes an investment (except in the case of borrowing and investments in illiquid securities). The Fund need not sell securities to meet the percentage limits if the value of the investment increases in proportion to the size of the Fund.

      For purposes of the Fund's policy not to concentrate its investments as described above, the Fund has adopted the industry classifications as a non-fundamental policy set forth in Appendix A to this Statement of
Additional Information.

|X|   Disclosure of Portfolio Holdings.  The Fund has adopted policies and procedures concerning the dissemination of information about the portfolio securities holdings of the Funds by employees, officers and/or directors of the Manager, Distributor, and Transfer Agent.  These policies are designed to assure that non-public information about portfolio securities is distributed only for a legitimate business purpose, and is done in a manner that (a)
conforms to applicable laws and regulations and (b) is designed to prevent that information from being used in a way that could negatively affect the
Fund's investment program or enable third parties to use that information in a manner that is harmful to the Fund.

      o  Public Disclosure. The Fund's portfolio holdings are made publicly available no later than 60 days after the close of each of the
         Fund's fiscal quarters in semi-annual and annual reports to shareholders, or in its Statement of Investments on Form N-Q, which are publicly available at the SEC. In addition, the top 10 or more holdings shall be posted on the OppenheimerFunds' website at
         www.oppenheimerfunds.com in the "Fund Profiles" section. Other general information about the Fund's portfolio investments, such as portfolio composition by asset class, industry, country, currency, credit rating or maturity, may also be posted with a 15-day lag.

      Until publicly disclosed, the Fund's portfolio holdings are proprietary, confidential business information. While recognizing the importance of providing Fund shareholders with information about their Fund's investments and providing portfolio information to a variety of third parties to assist with the management, distribution and administrative process, such need for transparency must be balanced against the risk that third parties who gain access to a Fund's portfolio holdings information could attempt to use that information to trade ahead of or against the Fund, which could negatively affect the prices the Fund is able to obtain in portfolio transactions or the availability of the portfolio securities that portfolio managers are trading in on a Fund's behalf.

      The Manager and its subsidiaries and affiliates, employees, officers, and directors, shall neither solicit nor accept any compensation or other consideration (including any agreement to maintain assets in the Fund or in other investment companies or accounts managed by the Manager or any affiliated person of the Manager) in connection with the disclosure of a
Fund's non-public portfolio holdings. The receipt of investment advisory fees or other fees and compensation paid to the Manager and their subsidiaries pursuant to agreements approved by the Fund's Board shall not be deemed to be
"compensation" or "consideration" for these purposes.  It is a violation of the Code of Ethics for any covered person to release holdings in contravention of portfolio holdings disclosure policies and procedures adopted by the Fund.

      A list of the top 10 or more portfolio securities holdings (based on invested assets), listed by security or by issuer, as of the end of each month may be disclosed to third parties (subject to the procedures below) no sooner than 15 days after month-end.

      Except under special limited circumstances discussed below, month-end lists of a Fund's complete portfolio holdings may be disclosed no sooner than
30-days after the relevant month-end, subject to the procedures below. If they have not been disclosed publicly, they may be disclosed pursuant to special requests for legitimate business reasons, provided that:

o     The third-party recipient must first submit a request for release of
      Fund portfolio holdings, explaining the business reason for the request;
o     Senior officers (a Senior Vice President or above) in the Manager's
      Portfolio and Legal departments must approve the completed request for release of Fund portfolio holdings; and
o     The third-party recipient must sign the Manager's portfolio holdings non-disclosure agreement before receiving the data, agreeing to keep information that is not publicly available regarding the Fund's holdings confidential and agreeing not to trade directly or indirectly based on the information.

      Complete Fund portfolio holdings positions may be released to the following categories of entities or individuals on an ongoing basis, provided that such entity or individual either (1) has signed an agreement to keep such information confidential and not trade on the basis of such information or (2) is subject to fiduciary obligations, as a member of the Fund's Board, or as an employee, officer and/or director of the Manager, Distributor, or
Transfer Agent, or their respective legal counsel, not to disclose such information except in conformity with these policies and procedures and not to trade for his/her personal account on the basis of such information:

o     Employees of the Fund's Manager, Distributor and Transfer Agent who
      need to have access to such information (as determined by senior officers of such entity),
o     The Fund's certified public accountants and independent registered public accounting firm,
o     Members of the Fund's Board and the Board's legal counsel,
o     The Fund's custodian bank,
o     A proxy voting service designated by the Fund and its Board,
o     Rating/ranking organizations (such as Lipper and Morningstar),
o     Portfolio pricing services retained by the Manager to provide portfolio security prices, and
o     Dealers, to obtain bids (price quotations, if securities are not priced by the Fund's regular pricing services).

      Portfolio holdings information of the Fund may be provided, under limited circumstances, to brokers and dealers with whom the Fund trades and/or entities that provide investment coverage and/or analytical information regarding the Fund's portfolio, provided that there is a legitimate investment reason for providing the information to the broker, dealer or other entity.  Month-end portfolio holdings information may, under this procedure, be provided to vendors providing research information and/or analytics to the fund, with at least a 15-day delay after the month end, but in certain cases may be provided to a broker or analytical vendor with a 1-2 day lag to facilitate the provision of requested investment information to the manager to facilitate a particular trade or the portfolio manager's investment process for the Fund.  Any third party receiving such information must first sign the Manager's portfolio holdings non-disclosure agreement as a pre-condition to receiving this information.

      Portfolio holdings information (which may include information on individual securities positions or multiple securities) may be provided to the entities listed below (1) by portfolio traders employed by the Manager in connection with portfolio trading, and (2) by the members of the Manager's
Security Valuation Group and Accounting Departments in connection with portfolio pricing or other portfolio evaluation purposes:

o     Brokers and dealers in connection with portfolio transactions
      (purchases and sales)
o     Brokers and dealers to obtain bids or bid and asked prices (if securities held by the Fund are not priced by the fund's regular pricing services)
o     Dealers to obtain price quotations where the fund is not identified as the owner

Portfolio holdings information (which may include information on the Fund's entire portfolio or individual securities therein) may be provided by senior officers of the Manager or attorneys on the legal staff of the Manager,
Distributor, or Transfer Agent, in the following circumstances:

o     Response to legal process in litigation matters, such as responses to subpoenas or in class action matters where the Fund may be part of the plaintiff class (and seeks recovery for losses on a security) or a defendant,
o     Response to regulatory requests for information (the SEC, NASD, state securities regulators, and/or foreign securities authorities, including without limitation requests for information in inspections or for position reporting purposes),
o     To potential sub-advisors of portfolios (but only pursuant to confidentiality agreements),
o     To consultants for retirement plans for plan sponsors/discussions at due diligence meetings (pursuant to a confidentiality agreement),
o     Investment bankers in connection with merger discussions (pursuant to confidentiality agreements)

      Portfolio managers and analysts may, subject to the Manager's policies on communications with the press and other media, discuss portfolio information in interviews with members of the media, or in due diligence or similar meetings with clients or prospective purchasers of Fund shares or their financial intermediary representatives.

      The Fund's shareholders may, under unusual circumstances (such as a lack of liquidity in the Fund's portfolio to meet redemptions), receive redemption proceeds of their Fund shares paid as pro rata shares of securities held in the Fund's portfolio.  In such circumstances, disclosure of the Fund's portfolio holdings may be made to such shareholders.

      The Chief Compliance Officer of the Fund and the Manager, Distributor,
and Transfer Agent (the "CCO") shall oversee the compliance by the Manager,
Distributor, Transfer Agent, and their personnel with these policies and procedures. At least annually, the CCO shall report to the Fund Board on such compliance oversight and on the categories of entities and individuals to which disclosure of portfolio holdings of the Funds has been made during the preceding year pursuant to these policies. The CCO shall report to the Fund
Board any material violation of these policies and procedures during the previous calendar quarter and shall make recommendations to the Companies and to the Boards as to any amendments that the CCO believes are necessary and desirable to carry out or improve these policies and procedures.

      The Manager and/or the Fund have entered into ongoing arrangements to make available information about the Fund's portfolio holdings. One or more of the Oppenheimer funds may currently disclose portfolio holdings information based on ongoing arrangements to the following parties:

A.G. Edwards & Sons
ABG Securities
ABN AMRO
Advest
AG Edwards
American Technology Research
Auerbach Grayson
Banc of America Securities
Barclays
Baseline
Bear Stearns
Belle Haven
Bloomberg
BNP Paribas
BS Financial Services
Buckingham Research Group
Caris & Co.
CIBC World Markets
Citigroup
Citigroup Global Markets
Collins Stewart
Craig-Hallum Capital Group LLC
Credit Agricole Cheuvreux N.A. Inc.
Credit Suisse First Boston
Daiwa Securities
Davy
Deutsche Bank
Deutsche Bank Securities
Dresdner Kleinwort Wasserstein
Emmet & Co
Empirical Research
Enskilda Securities
Essex Capital Markets
Exane BNP Paribas
Factset
Fidelity Capital Markets
Fimat USA Inc.
First Albany
First Albany Corporation
Fixed Income Securities
Fortis Securities
Fox-Pitt, Kelton
Friedman, Billing, Ramsey
Fulcrum Global Partners
Garp Research
George K Baum & Co.
Goldman
Goldman Sachs
HSBC
HSBC Securities Inc
ING Barings
ISI Group
Janney Montgomery
Jefferies
Jeffries & Co.
JP Morgan
JP Morgan Securities
JPP Eurosecurities
Keefe, Bruyette & Woods
Keijser Securities
Kempen & Co. USA Inc.
Kepler Equities/Julius Baer Sec
KeyBanc Capital Markets
Leerink Swan
Legg Mason
Lehman
Lehman Brothers
Lipper
Loop Capital Markets
MainFirst Bank AG
Makinson Cowell US Ltd
Maxcor Financial
Merrill
Merrill Lynch
Midwest Research
Mizuho Securities
Morgan Stanley
Morningstar
Natexis Bleichroeder
Ned Davis Research Group
Nomura Securities
Pacific Crest
Pacific Crest Securities
Pacific Growth Equities
Petrie Parkman
Pictet
Piper Jaffray Inc.
Plexus
Prager Sealy & Co.
Prudential Securities
Ramirez & Co.
Raymond James
RBC Capital Markets
RBC Dain Rauscher
Research Direct
Robert W. Baird
Roosevelt & Cross
Russell Mellon
Ryan Beck & Co.
Sanford C. Bernstein
Scotia Capital Markets
SG Cowen & Co.
SG Cowen Securities
Soleil Securities Group
Standard & Poors
Stone & Youngberg
SWS Group
Taylor Rafferty
Think Equity Partners
Thomas Weisel Partners
UBS
Wachovia
Wachovia Corp
Wachovia Securities
Wescott Financial
William Blair
Yieldbook

How the Fund is Managed

Organization and History. The Fund is an open-end, diversified management investment company with an unlimited number of authorized shares of beneficial interest. The Fund was organized as a Massachusetts business trust in February 2005.

      |X|   Classes of Shares. The Trustees are authorized to create new series and classes of shares without shareholder approval.  The Trustees may reclassify unissued shares of the Fund into additional series or classes of shares.  The Trustees also may divide or combine the shares of a class into a greater or lesser number of shares without changing the proportionate beneficial interest of a shareholder in the Fund.  Shares do not have cumulative voting rights or preemptive or subscription rights.  Shares may be voted in person or by proxy at shareholder meetings.

      The Fund currently has four classes of shares: Class A, Class B, Class
C and Class N.  All classes invest in the same investment portfolio. Only retirement plans may purchase Class N shares. Each class of shares:

o     has its own dividends and distributions,
o     pays certain expenses which may be different for the different classes,
o     will generally have a different net asset value,
o     will generally have separate voting rights on matters in which interests of one class are different from interests of another class, and
o     votes as a class on matters that affect that class alone.

      Shares are freely transferable, and each share of each class has one vote at shareholder meetings, with fractional shares voting proportionally on matters submitted to a vote of the shareholders.  Each share of the Fund represents an interest in the Fund proportionately equal to the interest of each other share of the same class.

      |X|   Meetings of Shareholders.  As a Massachusetts business trust, the
Fund is not required to hold, and does not plan to hold, regular annual meetings of shareholders, but may hold a shareholder meeting so from time to time on important matters or when required to do so by the Investment Company
Act or other applicable law. Shareholders have the right, upon a vote or declaration in writing of two-thirds of the outstanding shares of the Fund, to remove a Trustee or to take other action described in the Fund's
Declaration of Trust.

      The Trustees will call a meeting of shareholders to vote on the removal of a Trustee upon the written request of the record holders of 10% of its outstanding shares.  If the Trustees receive a request from at least 10 shareholders stating that they wish to communicate with other shareholders to request a meeting to remove a Trustee, the Trustees will then either make the
Fund's shareholder list available to the applicants or mail their communication to all other shareholders at the applicants' expense. The shareholders making the request must have been shareholders for at least six months and must hold shares of the Fund valued at $25,000 or more or constituting at least 1% of the Fund's outstanding shares. The Trustees may also take other action as permitted by the Investment Company Act.

      |X|   Shareholder and Trustee Liability.  The Fund's Declaration of
Trust contains an express disclaimer of shareholder or Trustee liability for the Fund's obligations. It also provides for indemnification and reimbursement of expenses out of the Fund's property for any shareholder held personally liable for its obligations.  The Declaration of Trust also states that upon request, the Fund shall assume the defense of any claim made against a shareholder for any act or obligation of the Fund and shall satisfy any judgment on that claim.  Massachusetts law permits a shareholder of a business trust (such as the Fund) to be held personally liable as a "partner"
under certain circumstances. However, the risk that a Fund shareholder will incur financial loss from being held liable as a "partner" of the Fund is limited to the relatively remote circumstances in which the Fund would be unable to meet its obligations.

      The Fund's contractual arrangements state that any person doing business with the Fund (and each shareholder of the Fund) agrees under its
Declaration of Trust to look solely to the assets of the Fund for satisfaction of any claim or demand that may arise out of any dealings with the Fund. Additionally, the Trustees shall have no personal liability to any such person, to the extent permitted by law.

Board of Trustees and Audit  Committee. The Fund is governed by a Board of
Trustees, which is responsible for protecting the interests of shareholders under Massachusetts law. The Trustees meet periodically throughout the year to oversee the Fund's activities, review its performance, and review the actions of the Manager.

      The Board of Trustees has an Audit Committee comprised solely of
Independent Trustees. The members of the Audit Committee are Joseph M. Wikler
(Chairman), and Peter I. Wold. The Audit Committee furnishes the Board with recommendations regarding the selection of the Fund's independent registered public accounting firm. Other main functions of the Audit Committee include, but are not limited to: (i) reviewing the scope and results of financial statement audits and the audit fees charged; (ii) reviewing reports from the
Fund's independent registered public accounting firm regarding the Fund's internal accounting procedures and controls; (iii) reviewing reports from the
Managers Internal Audit Department; (iv) maintaining a separate line of communication between the Fund's independent registered public accounting firm and its Independent Trustees; (v) reviewing the independence of the
Fund's independent registered public accounting firm; (vi) pre-approving any non-audit services (including tax services) that are not prohibited by the
Sarbanes-Oxley Act by the Fund's independent registered public accounting firm for the Fund, the Manager and certain affiliates of the Manager; and
(vii) exercising all other functions outlined in the Audit Committee Charter.

      The Audit Committee's functions include selecting and nominating, to the full Board, nominees for election as Trustees, and selecting and nominating Independent Trustees for election. The Audit Committee may, but need not, consider the advice and recommendation of the Manager and its affiliates in selecting nominees. The full Board elects new trustees except for those instances when a shareholder vote is required.

      To date, the Audit Committee has been able to identify from its own resources an ample number of qualified candidates. Nonetheless, shareholders may submit names of individuals for the Audit Committee's consideration by mailing such information, accompanied by complete and properly supported resumes, to the Audit Committee in care of the Fund. The Audit Committee may consider such persons at such time as it meets to consider possible nominees.
The Audit Committee, however, reserves sole discretion to determine the candidates to present to the Board and/or shareholders when it meets for the purpose of considering potential nominees.

Trustees and Officers of the Fund. Except for Messrs. Murphy, each of the
Trustees is an "Independent Trustee" under the Investment Company Act. Mr.
Murphy is an "Interested Trustee" because he is affiliated with the Manager by virtue of his positions as an officer and director of the Manager, and as a shareholder of its parent company. Messrs. Murphy, Wikler and Wold are trustees or directors of the following Oppenheimer funds (referred to as
"Board IV Funds"):

  Oppenheimer Dividend Growth Fund        Oppenheimer Real Estate Fund
  Oppenheimer   International   Large-Cap
  Core Fund                               Oppenheimer Select Value Fund
  Oppenheimer International Value Fund    Oppenheimer Total Return Bond Fund
  Oppenheimer   Limited  Term  California Oppenheimer  Tremont  Market Neutral
  Municipal Fund                          Fund LLC
                                          Oppenheimer    Tremont   Opportunity
  Oppenheimer Portfolio Series            Fund LLC
                                          OFI Tremont  Core  Strategies  Hedge
      Active Allocation Fund              Fund
                                          OFI  Tremont  Market  Neutral  Hedge
      Aggressive Investor Fund            Fund
      Conservative Investor Fund
      Moderate Investor Fund

      In addition, Mr. Murphy serves as a Trustee for AMT-Free New York
Municipals, California Municipal Fund, Capital Appreciation Fund, Discovery
Fund, Emerging Growth Fund, Emerging Technologies Fund, Global Opportunities
Fund, Gold & Special Minerals Fund, Growth Fund, Money Market Fund,
Disciplined Allocation Fund, Value Fund, and U.S. Government Trust.

      Messrs. Galli, Griffiths, Motley, Randal, Reynolds and Yeuter and Ms.
Miller are trustees or directors of the following Oppenheimer funds (referred to as "Board I Funds" and, together with the Board Iv Fund, the "Board
Funds"):

  AMT-Free Municipals                     Global Opportunities Fund
  AMT-Free NY Municipals                  Gold & Special Minerals Fund
  Balanced Fund                           Growth Fund
  California Municipal Fund               International Growth Fund
  Capital Appreciation Fund               International Small Company Fund
  Developing Markets Fund                 Money Market Fund
  Discovery Fund                          Multi-Sector Income Trust
  Emerging Growth Fund                    Multi-State Municipal Fund
  Emerging Technologies Fund              Series Fund, Inc.
  Enterprise Fund                         US Government Trust
  Global Fund

      In addition to being a trustee or director of the Board Funds listed above, Mr. Galli is also a director or trustee of 10 other portfolios in the
OppenheimerFunds complex.

      Mr. Fink serves as a Trustee for AMT-Free New York Municipals,
California Municipal Fund, Capital Appreciation Fund, Discovery Fund, Global
Opportunities Fund, Gold & Special Minerals Fund, Growth Fund, Money Market
Fund, Disciplined Allocation Fund, and Value Fund.

      Present or former officers, directors, trustees and employees (and their immediate family members) of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees are permitted to purchase Class A shares of the Fund and the other Oppenheimer funds at net asset value without sales charge. The sales charges on Class A shares are waived for that group because of the reduced sales efforts realized by the
Distributor.

      Messrs. Higgins, McCarthy, Murphy, Petersen, Vandehey, Vottiero, Wixted
and Zack, and Mss. Bloomberg and Ives who are officers of the Fund, respectively hold the same offices with one or more of the other Board Funds as with the Fund. As of the date of this Statement of Additional Information, the Trustees and officers of the Fund, as a group, owned of record or beneficially less than 1% of any class of shares of the Fund. The foregoing statement does not reflect ownership of shares held of record by an employee benefit plan for employees of the Manager, other than the shares beneficially owned under that plan by the officers of the Fund listed above. In addition, none of the Independent Trustees, nor any of their family members, own securities of either the Manager or Distributor of the Board Funds or any person directly or indirectly controlling, controlled by or under common control with the Manager or Distributor.

      The Fund's Trustees and officers, their positions with the Fund, length of service in such position(s) and principal occupations and business affiliations during the past five years are listed in the charts below. The information for each Trustee also includes the dollar range of shares beneficially owned in the Fund and the aggregate dollar range of shares beneficially owned in all registered investment companies in the Oppenheimer fund family that are overseen by the Trustee ("Supervised Funds").The address of each Trustee in the chart below is 6803 S. Tucson Way, Centennial, CO
80112-3924. Each Trustee serves for an indefinite term, until his or her resignation, retirement, death or removal.

-----------------------------------------------------------------------------------------
                                  Independent Trustees
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Name, Position(s)   Principal Occupation(s) During Past 5 Years;   Dollar     Aggregate
                                                                               Dollar
                                                                              Range Of
                                                                   Range of  lyShares
                                                                   Shares    Beneficially
                    Other Trusteeships/Directorships Held by       Beneficial Owned in
with Fund, Length   Trustee; Number of Portfolios in Fund Complex  Owned in  Supervised
of Service and Age  Currently Overseen by Trustee                  the Fund     Funds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                    As of December 31,
                                                                           2004
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Peter I. Wold,      President of Wold Oil Properties, Inc. (oil      None    Over
Chairman of the     and gas exploration and production company)              $100,000
Board and Trustee   (since 1994); Vice President, Secretary and
since 2005          Treasurer of Wold Trona Company, Inc. (soda
Age:  57            ash processing and production) (since 1996);
                    Vice President of Wold Talc Company, Inc.
                    (talc mining) (since 1999); Managing Member
                    of Hole-in-the-Wall Ranch (cattle ranching)
                    (since 1979); Director and Chairman of the
                    Denver Branch of the Federal Reserve Bank of
                    Kansas City (1993-1999); and Director of
                    PacifiCorp. (electric utility) (1995-1999).
                    Oversees 15 portfolios in the
                    OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Matthew P. Fink,    Director ICI Education Foundation (education)    None    Over
Trustee since 2005  (since October 1991); President of the                   $100,000
Age: 64             Investment Company Institute (trade
                    association) (October 1991 - June 2004); and
                    Director of ICI Mutual Insurance Company
                    (insurance) (June 1991 - June 2004). Oversees
                    11 portfolios in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Robert G. Galli,    A trustee or director of other Oppenheimer       None    Over
Trustee since 2005  funds. Oversees 35 portfolios in the                     $100,000
Age: 71             OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Phillip A.          Director of GSI Lumonics (since 2001);           None    Over
Griffiths, Trustee  Trustee of Woodward Academy (since 1983);                $100,000
since 2005          Senior Advisor of The Andrew W. Mellon
Age: 66             Foundation (since 2001); Member of: the
                    National Academy of Sciences (since 1979);
                    Member of the American Philosophical Society
                    (since 1996); Council on Foreign Relations
                    (since 2002); Director of the Institute for
                    Advanced Study(1991-2004); and Director of
                    Bankers Trust New York Corporation
                    (1994-1999). Oversees 25 portfolios in the
                    OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Mary F. Miller,     Trustee of the American Symphony Orchestra       None    None
Trustee since 2005  (not-for-profit performing arts) (since
Age: 62             October 1998); and Senior Vice President and
                    General Auditor of American Express Company
                    (financial services) (July 1998 - February
                    2003). Oversees 25 portfolios in the
                    OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Joel W. Motley,     Director Columbia Equity Financial Corp.         None    Over
Trustee since2005   (privately-held financial adviser) (since                $100,000
Age: 53             2002); Managing Director of Carmona Motley,
                    Inc. (privately-held financial adviser)
                    (since January 2002); and Managing Director
                    of Carmona Motley Hoffman Inc.
                    (privately-held financial adviser) (January
                    1998 - December 2001). Oversees 25 portfolios
                    in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Kenneth A.          Director of Dominion Resources, Inc.             None    Over
Randall, Trustee    (electric utility holding company) (since                $100,000
since 2005          February 1972); Formerly a Director of Prime
Age: 78             Retail, Inc. (real estate investment trust),
                    Dominion Energy Inc. (electric power and oil
                    & gas producer), Lumbermens Mutual Casualty
                    Company, American Motorists Insurance Company
                    and American Manufacturers Mutual Insurance
                    Company; and Formerly President and Chief
                    Executive Officer of The Conference Board,
                    Inc. (international economic and business
                    research). Oversees 25 portfolios in the
                    OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Russell S.          Chairman of The Directorship Search Group,       None    Over
Reynolds, Jr.,      Inc. (corporate governance consulting and                $100,000
Trustee since 2005  executive recruiting) (since 1993); Life
Age: 73             Trustee of International House (non-profit
                    educational organization); Formerly Trustee
                    of The Historical Society of the Town of
                    Greenwich. Oversees 25 portfolios in the
                    OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Joseph M. Wikler,   Director of the following medical device         None    $50,001-$100,000
Trustee since 2005  companies: Medintec (since 1992) and Cathco
Age:  63            (since 1996); Director of Lakes Environmental
                    Association (since 1996); Member of the
                    Investment Committee of the Associated Jewish
                    Charities of Baltimore (since 1994); Director
                    of Fortis/Hartford mutual funds (1994 -
                    December 2001). Oversees 15 portfolios in the
                    OppenheimerFunds complex.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Clayton K.          Director of American Commercial Lines (barge)    None    Over
Yeutter,            (since January 2005); Of Counsel at Hogan &              $100,000
Trustee since 2005  Hartson (law firm) (since June 1993);
Age: 74             Director of Danielson Holding Corp. (waste to
                    energy) (since 2002); Director of
                    Weyerhaeuser Corp. (1999-April 2004);
                    Director of Caterpillar, Inc. (1993-December
                    2002); Director of ConAgra Foods (1993-2001);
                    Director of Texas Instruments (1993-2001);
                    and Director of FMC Corporation (1993-2001).
                    Oversees 25 portfolios in the
                    OppenheimerFunds complex.
-----------------------------------------------------------------------------------------

      Mr. Murphy's address is Two World Financial Center, 225 Liberty Street,
11th Floor, New York, NY 10281-1008. Mr. Murphy serves for an indefinite term, until his resignation, death or removal.

-----------------------------------------------------------------------------------------
                             Interested Trustee and Officer
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Name, Position(s)   Principal Occupation(s) During Past 5 Years;   Dollar     Aggregate
                                                                               Dollar
                                                                              Range Of
                                                                   Range of  lyShares
                    Other Trusteeships/Directorships Held by       Shares    Beneficially
                    Trustee;                                       Beneficial Owned in
with Fund, Length   Number of Portfolios in Fund Complex           Owned in  Supervised
of Service and Age  Currently Overseen by Trustee                  the Fund     Funds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
                                                                    As of December 31,
                                                                           2004
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
John V. Murphy,     Chairman, Chief Executive Officer and            None       Over
President and       director (since June 2001) and President                  $100,000
Trustee since 2005  (since September 2000) of the Manager;
Age: 55             President and a director or trustee of other
                    Oppenheimer funds; President and a director
                    (since July 2001) of Oppenheimer Acquisition
                    Corp. (Manager's parent holding company) and
                    of Oppenheimer Partnership Holdings, Inc. (a
                    holding company subsidiary of the Manager); a
                    director (since November 2001) of
                    OppenheimerFunds Distributor, Inc.
                    (subsidiary of the Manager); Chairman and a
                    director (since July 2001) of Shareholder
                    Services, Inc. and of Shareholder Financial
                    Services, Inc. (transfer agent subsidiaries
                    of the Manager); President and a director
                    (since July 2001) of OppenheimerFunds Legacy
                    Program (charitable trust program established
                    by the Manager); a director of the following
                    investment advisory subsidiaries of the
                    Manager: OFI Institutional Asset Management,
                    Inc., Centennial Asset Management
                    Corporation, Trinity Investment Management
                    Corporation and Tremont Capital Management,
                    Inc. (since November 2001), HarbourView Asset
                    Management Corporation and OFI Private
                    Investments, Inc. (since July 2001);
                    President (since November 1, 2001) and a
                    director (since July 2001) of Oppenheimer
                    Real Asset Management, Inc.; Executive Vice
                    President (since February 1997) of
                    Massachusetts Mutual Life Insurance Company
                    (Manager's parent company); a director (since
                    June 1995) of DLB Acquisition Corporation
                    (holding company that owns the shares of
                    Babson Capital Management LLC); a member of
                    the Investment Company Institute's Board of
                    Governors (elected to serve from October 3,
                    2003 through September 30, 2006). Formerly,
                    Chief Operating Officer (September 2000-June
                    2001) of the Manager; President and trustee
                    (November 1999-November 2001) of MML Series
                    Investment Fund and MassMutual Select Funds
                    (open-end investment companies); a director
                    (September 1999-August 2000) of C.M. Life
                    Insurance Company; President, Chief Executive
                    Officer and director (September 1999-August
                    2000) of MML Bay State Life Insurance
                    Company; a director (June 1989-June 1998) of
                    Emerald Isle Bancorp and Hibernia Savings
                    Bank (wholly-owned subsidiary of Emerald Isle
                    Bancorp). Oversees 66 portfolios as
                    Trustee/Director and 20 additional portfolios
                    as Officer in the OppenheimerFunds complex.
-----------------------------------------------------------------------------------------

      The addresses of the Officers in the chart below are: for Messrs.
Higgins, McCarthy, Gillespie and Zack and Ms. Bloomberg, Two World Financial
Center, 225 Liberty Street, New York, NY 10281-1008; for Messrs. Petersen,
Vandehey, Vottiero and Wixted and Ms. Ives, 6803 S. Tucson Way, Centennial,
CO 80112-3924. Each Officer serves for an annual term or until his or her earlier resignation, death or removal.

----------------------------------------------------------------------------------------
                                 Officers of the Fund
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Name,                    Principal Occupation(s) During Past 5 Years
Position(s) Held with
Fund Length of Service,
Age
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Neil M. McCarthy         Vice President of the Manager (since September 2003);
Vice President and       Chairman and Chief Investment Officer of OFI Institutional
Portfolio Manager since  Asset Management, Inc.'s (OFIIAMI) Growth Equity Team's
2005                     Investment Policy and Strategy Committee since (September
Age: 48                  2003) and is a portfolio manager of other portfolios in the
                         OppenheimerFunds complex.  Formerly, Chief Executive Officer and Chief Investment Officer (April 1988-September 2003) of
                         Windham Capital Management, a firm he co-founded in 1988.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Joseph R. Higgins        Vice President of the Manager (since May 2004); member of the
Vice President and       OFIIAMI's Growth Equity Team's Investment Policy and Strategy
Portfolio Manager since  Committee (since May 2004) and is a portfolio manager of
2005                     other portfolios in the OppenheimerFunds complex.  Formerly,
Age 45                   Vice President (1991-2003), Assistant Vice President
                         (1988-1991) and equity portfolio manager (1993-2003) for
                         Swiss Re Asset Management, Inc.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Mark S. Vandehey,        Senior Vice President and Chief Compliance Officer (since
Vice President and       March 2004) of the Manager; Vice President (since June 1983)
Chief Compliance         of OppenheimerFunds Distributor, Inc., Centennial Asset
Officer since 2005       Management Corporation and Shareholder Services, Inc.
Age:  54                 Formerly (until February 2004) Vice President and Director of
                         Internal Audit of the Manager. An officer of 86 portfolios in the OppenheimerFunds complex.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Brian W. Wixted,         Senior Vice President and Treasurer (since March 1999) of the
Treasurer since 2005     Manager; Treasurer of HarbourView Asset Management
Age:  45                 Corporation, Shareholder Financial Services, Inc.,
                         Shareholder Services, Inc., Oppenheimer Real Asset Management
                         Corporation, and Oppenheimer Partnership Holdings, Inc.
                         (since March 1999), of OFI Private Investments, Inc. (since
                         March 2000), of OppenheimerFunds International Ltd. and
                         OppenheimerFunds plc (since May 2000), of OFI Institutional
                         Asset Management, Inc. (since November 2000), and of
                         OppenheimerFunds Legacy Program (a Colorado non-profit
                         corporation) (since June 2003); Treasurer and Chief Financial
                         Officer (since May 2000) of OFI Trust Company (a trust
                         company subsidiary of the Manager); Assistant Treasurer
                         (since March 1999) of Oppenheimer Acquisition Corp. Formerly
                         Assistant Treasurer of Centennial Asset Management
                         Corporation (March 1999-October 2003) and OppenheimerFunds
                         Legacy Program (April 2000-June 2003); Principal and Chief
                         Operating Officer (March 1995-March 1999) at Bankers Trust
                         Company-Mutual Fund Services Division. An officer of 86
                         portfolios in the OppenheimerFunds complex.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Brian Petersen,          Assistant Vice President of the Manager since August 2002;
Assistant Treasurer      formerly Manager/Financial Product Accounting (November
since 2005               1998-July 2002) of the Manager. An officer of 86 portfolios
Age:  34                 in the OppenheimerFunds complex.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Philip Vottiero,         Vice President/Fund Accounting of the Manager since March
Assistant Treasurer      2002. Formerly Vice President/Corporate Accounting of the
since 2005               Manager (July 1999-March 2002) prior to which he was Chief
Age:  41                 Financial Officer at Sovlink Corporation (April 1996-June
                         1999). An officer of 86 portfolios in the OppenheimerFunds complex.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Robert G. Zack,          Executive Vice President (since January 2004) and General
Secretary since 2005     Counsel (since February 2002) of the Manager; General Counsel
Age:  56                 and a director (since November 2001) of the Distributor;
                         General Counsel (since November 2001) of Centennial Asset
                         Management Corporation; Senior Vice President and General
                         Counsel (since November 2001) of HarbourView Asset Management
                         Corporation; Secretary and General Counsel (since November
                         2001) of Oppenheimer Acquisition Corp.; Assistant Secretary
                         and a director (since October 1997) of OppenheimerFunds
                         International Ltd. and OppenheimerFunds plc; Vice President
                         and a director (since November 2001) of Oppenheimer
                         Partnership Holdings, Inc.; a director (since November 2001)
                         of Oppenheimer Real Asset Management, Inc.; Senior Vice
                         President, General Counsel and a director (since November
                         2001) of Shareholder Financial Services, Inc., Shareholder
                         Services, Inc., OFI Private Investments, Inc. and OFI Trust
                         Company; Vice President (since November 2001) of
                         OppenheimerFunds Legacy Program; Senior Vice President and
                         General Counsel (since November 2001) of OFI Institutional
                         Asset Management, Inc.; a director (since June 2003) of
                         OppenheimerFunds (Asia) Limited. Formerly Senior Vice
                         President (May 1985-December 2003), Acting General Counsel
                         (November 2001-February 2002) and Associate General Counsel
                         (May 1981-October 2001) of the Manager; Assistant Secretary
                         of Shareholder Services, Inc. (May 1985-November 2001),
                         Shareholder Financial Services, Inc. (November 1989-November
                         2001); and OppenheimerFunds International Ltd. (October
                         1997-November 2001). An officer of 86 portfolios in the
                         OppenheimerFunds complex.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Lisa I. Bloomberg,       Vice President and Associate Counsel of the Manager since May
Assistant Secretary      2004; formerly First Vice President and Associate General
since 2005               Counsel of UBS Financial Services Inc. (formerly, PaineWebber
Age:  37                 Incorporated) (May 1999 - April 2004) prior to which she was an Associate at Skadden, Arps, Slate, Meagher & Flom, LLP
                         (September 1996 - April 1999). An officer of 86 portfolios in the OppenheimerFunds complex.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Phillip S. Gillespie,    Senior Vice President and Deputy General Counsel of the
Assistant Secretary      Manager since September 2004. Formerly Mr. Gillespie held the
since 2005               following positions at Merrill Lynch Investment Management:
Age:  41                 First Vice President (2001-September 2004); Director (from
                         2000) and Vice President (1998-2000). An officer of 86
                         portfolios in the OppenheimerFunds complex.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Kathleen T. Ives,        Vice President (since June 1998) and Senior Counsel and
Assistant Secretary      Assistant Secretary (since October 2003) of the Manager; Vice
since 2005               President (since 1999) and Assistant Secretary (since October
Age:  39                 2003) of the Distributor; Assistant Secretary (since October
                         2003) of Centennial Asset Management Corporation; Vice
                         President and Assistant Secretary (since 1999) of Shareholder
                         Services, Inc.; Assistant Secretary (since December 2001) of
                         OppenheimerFunds Legacy Program and of Shareholder Financial
                         Services, Inc.. Formerly an Assistant Counsel (August
                         1994-October 2003) and Assistant Vice President of the
                         Manager (August 1997-June 1998). An officer of 86 portfolios in the OppenheimerFunds complex.
----------------------------------------------------------------------------------------

      |X| Remuneration of the Officers and Trustees. The officers of the Fund who are affiliated with the Manager receive no salary or fee from the Fund.
The Trustees of the Fund will receive the estimated compensation shown below from the Fund with respect to the Fund's first fiscal year ending April 30,
2006. The aggregate compensation from the Fund and total compensation from the Fund and fund complex represent compensation received for serving as a director or trustee and member of a committee (if applicable) of the boards of those funds during the calendar year ended December 31, 2004.

----------------------------------------------------------------------------------------
Trustee's Name and       Estimated       Retirement       Estimated         Total
                                                           Annual
                                          Benefits       Retirement
                         Aggregate    Accrued as Part  Benefits to be    Compensation

Other Fund             Compensation       of Fund         Paid Upon     From Fund and
Position(s)            From Fund(1)     Expenses(2)     Retirement(3)  Fund Complex(4)

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Peter I. Wold              $2,000           None            None           $20,500
Chairman of the
Board and Audit
Committee Member
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Matthew Fink               $2,000           None           None(5)          None(6)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------

Robert G. Galli            $2,000           None         $80,923(7)     $237,312(8)

----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Phillip Griffiths          $2,000           None           $23,309        $142,092
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Mary F. Miller             $2,000           None           None(9)       $8,532(10)
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Joel W. Motley             $2,000           None           $14,530        $150,760
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Kenneth A. Randall         $2,000           None           $79,622        $134,080
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Russell S. Reynolds,       $2,000           None           $60,720        $106,792
Jr.
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Joseph M. Wikler           $2,000           None            None           $23,000
Audit Committee
Chairman
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
Clayton K. Yeutter         $2,000           None           $61,306        $173,700
----------------------------------------------------------------------------------------
1. Estimated Aggregate Compensation from Fund includes fees and deferred compensation, if any for Trustee, for the Fund's first fiscal year.
2. The Fund has not adopted a retirement plan for Trustees.
3. Estimated Annual Retirement Benefits to be Paid Upon Retirement, for the
   Trustees of the Board I Funds, is based on a straight life payment plan election with the assumption that a Trustee will retire at the age of 75 and is eligible (after 7 years of service) to receive retirement plan benefits as described below under the "Retirement Plan for Trustees."

4. Total Compensation From Fund and Fund Complex is for the calendar year ended
   December 31, 2004 and includes fees, deferred compensation (if any) and accrued retirement benefits (if any).

5. Mr. Fink was first appointed as a Trustee of certain Oppenheimer Funds on
   January 1, 2005 and therefore did not receive any retirement benefits for the calendar year 2004.
6. Mr. Fink was first appointed as a Trustee of certain Oppenheimer Funds on
   January 1, 2005 and therefore did not receive any compensation for the calendar year 2004.
7. Includes $36,990 estimated to be paid to Mr. Galli for serving as a trustee or director of other Oppenheimer funds that are not Board Funds.

8. Includes $108,000 for serving as a trustee or director of other Oppenheimer funds that are not Board Funds.
9. Ms. Miller was first appointed as a Trustee of certain Board I Funds on
   August 13, 2004 and therefore did not receive any retirement benefits for the calendar year 2004.

10.   Ms. Miller was first appointed as a Trustee of certain Oppenheimer Funds on August 13, 2004.

|X|   Retirement Plan for Trustees. The Board I Funds have adopted a retirement plan that provides for payments to retired trustee of the Board I
Funds. Payments are up to 80% of the average compensation paid during a trustee's five years of service in which the highest compensation was received. A trustee of the Board I Funds must serve as trustee for any of the
Board I Funds for at least seven years in order to be eligible for retirement plan benefits and must serve for at least 15 years to be eligible for the maximum benefit. Each such trustee's retirement benefits will depend on the amount of the trustee's future compensation and length of service.

|X|   Deferred Compensation Plan for Trustees. The Board I Funds have adopted a Deferred Compensation Plan for Independent Trustees that enables them to elect to defer receipt of all or a portion of the annual fees they are entitled to receive from the Fund. Under the plan, the compensation deferred by a trustee of the Board I Funds is periodically adjusted as though an equivalent amount had been invested in shares of one or more Oppenheimer funds selected by the Trustee. The amount paid to a trustee of the Board I
Funds under the plan is determined based upon the performance of the selected funds.

      Deferral of fees under the plan will not materially affect the Fund's assets, liabilities or net income per share. The plan will not obligate the
Fund to retain the services of any trustee of the Board I Funds or to pay any particular level of compensation to any such trustee. Pursuant to an Order issued by the SEC, the Fund may invest in the funds selected by the such trustee under the plan without shareholder approval for the limited purpose of determining the value of the deferred fee account.

|X|   Major Shareholders. As of the date of this Statement of Additional
Information, the Manager, is the only shareholder of record.

The Manager. The Manager is wholly-owned by Oppenheimer Acquisition Corp., a holding company controlled by Massachusetts Mutual Life Insurance Company, a global, diversified insurance and financial services organization.

      Code of Ethics. The Fund, the Manager and the Distributor have a Code of Ethics. It is designed to detect and prevent improper personal trading by certain employees, including portfolio managers, that would compete with or take advantage of the Fund's portfolio transactions. Covered persons include persons with knowledge of the investments and investment intentions of the
Fund and other funds advised by the Manager. The Code of Ethics does permit personnel subject to the Code to invest in securities, including securities that may be purchased or held by the Fund, subject to a number of restrictions and controls. Compliance with the Code of Ethics is carefully monitored and enforced by the Manager.

      The Code of Ethics is an exhibit to the Fund's registration statement filed with the SEC and can be reviewed and copied at the SEC's Public
Reference Room in Washington, D.C. You can obtain information about the hours of operation of the Public Reference Room by calling the SEC at
1.202.942.8090. Copies may be obtained, after paying a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov., or
                                                    -------------------
by writing to the SEC's Public Reference Section, Washington, D.C.
20549-0102. The Code of Ethics can also be viewed, as part of the Fund's registration statement, on the SEC's EDGAR database at the SEC's Internet website at www.sec.gov.
           -----------

|X|   Portfolio Proxy Voting.  The Fund has adopted Portfolio Proxy Voting
Policies and Procedures under which the Fund votes proxies relating to securities held by the Fund. The Fund's ("portfolio proxies") primary consideration in voting portfolio proxies is the financial interests of the
Fund and its shareholders. The Fund has retained an unaffiliated third-party as its agent to vote portfolio proxies in accordance with the Fund's
Portfolio Proxy Voting Guidelines and to maintain records of such portfolio proxy voting. The Proxy Voting Guidelines include provisions to address conflicts of interest that may arise between the Fund and the Manager where directly-controlled affiliates of the Manager manage or administer the assets of a pension plan of a company soliciting the proxy. The Fund's Portfolio
Proxy Voting Guidelines on routine and non-routine proxy proposals are summarized below.

o     The Fund votes with the recommendation of the issuer's management on routine matters, including election of directors nominated by management and ratification of the independent registered public accounting firm, unless circumstances indicate otherwise.
o     In general, the Fund opposes "anti-takeover" proposals and supports the elimination of anti-takeover proposals, absent unusual
            circumstances.
o     The Fund supports shareholder proposals to reduce a super-majority vote requirement, and opposes management proposals to add a
            super-majority vote requirement.
o     The Fund opposes proposals to classify the board of directors.
o     The Fund supports proposals to eliminate cumulative voting.
o     The Fund opposes re-pricing of stock options.
o     The Fund generally considers executive compensation questions such as stock option plans and bonus plans to be ordinary business activity. The Fund analyzes stock option plans, paying
            particular attention to their dilutive effect. While the Fund generally supports management proposals, the Fund opposes plans it considers to be excessive.

      The Fund is required to file Form N-PX, with its complete proxy voting record for the 12 months ended June 30th, no later than August 31st of each year. The Fund's Form N-PX filing is available (i) without charge, upon request, by calling the Fund toll-free at 1.800.525.7048 and (ii) on the
SEC's website at www.sec.gov.
                 -----------

      |X|   The Investment Advisory Agreement.  The Board of Trustees has
adopted an investment advisory agreement between the Fund and the Manager
(the "Advisory Agreement"), based on the factors discussed below. The Manager provides investment advisory and management services to the Fund, selects securities for the Fund's portfolio and handles its day-to-day business. The portfolio managers of the Fund are employed by the Manager and are principally responsible for the day-to-day management of the Fund's portfolio. Other members of the Manager's Equity Team provide the portfolio managers with counsel and support in managing the Fund's portfolio.

The Advisory Agreement requires the Manager, at its expense, to provide the
Fund with adequate office space, facilities and equipment. It also requires the Manager to provide and supervise the activities of all administrative and clerical personnel required to provide effective administration for the Fund.
Those responsibilities include the compilation and maintenance of records with respect to its operations, the preparation and filing of specified reports, and composition of proxy materials and registration statements for continuous public sale of shares of the Fund.

The Fund pays expenses not expressly assumed by the Manager under the
Advisory Agreement. The Advisory Agreement lists examples of expenses paid by the Fund. The major categories relate to interest, taxes, brokerage commissions, fees to certain Trustees, legal and audit expenses, custodian and transfer agent expenses, share issuance costs, certain printing and registration costs and non-recurring expenses, including litigation costs.
The management fees paid by the Fund to the Manager are calculated at the rates described in the Prospectus, which are applied to the assets of the
Fund as a whole. The fees are allocated to each class of shares based upon the relative proportion of the Fund's net assets represented by that class.

The Advisory Agreement states that in the absence of willful misfeasance, bad faith, gross negligence in the performance of its duties or reckless disregard of its obligations and duties under the Advisory Agreement, the
Manager is not liable for any loss the Fund sustains for any investment, adoption of any investment policy, or the purchase, sale or retention of any security.

The Advisory Agreement permits the Manager to act as investment advisor for any other person, firm or corporation. The Manager grants the Fund a non-exclusive license to use the name "Oppenheimer," during the period that the Advisory Agreement remains in effect. However, if the Manager shall no longer act as investment advisor to the Fund, the Manager may withdraw the right of the Fund to use "Oppenheimer" as part of its name. The Advisory
Agreement does not restrict the Manager's use of the Oppenheimer name or its right to license the name to any other party.

     |X|    Annual Approval of Investment Advisory Agreement. The Board of
Trustees, including a majority of the Independent Trustees, is required to determine annually whether to renew the Fund's Advisory Agreement. The
Investment Company Act requires that the Board request and evaluate, and that the Manager provide, such information as may be reasonably necessary to evaluate the terms of the Advisory Agreement. The Board will employ an independent consultant to prepare a report that provides information, including comparative information, that the Board requests for this purpose.
In addition, the Board will receive information throughout the year regarding
Fund services, fees, expenses and performance.

Nature and Extent of Services. In considering the initial approval of the
Advisory Agreement, the Board evaluated the nature and extent of the services to be provided by the Manager and its affiliates. The Manager will provide the Fund with office space, facilities and equipment; administrative, accounting, clerical, legal and compliance personnel; securities trading services; oversight of third party service providers and the services of the portfolio managers and the Manager's equity investment team, who will provide advisory services in regard to the Fund's investments.

Quality of Services. The Board also considered the quality of the services to be provided and the quality of the Manager's resources that will be available to the Fund. The Board noted that the Manager has had over forty years of experience as an investment adviser and that its assets under management rank it among the top mutual fund managers in the United States. The Board evaluated the Manager's administrative, accounting, legal and compliance services based on information it has received regarding the experience and professional qualifications of the Manager's personnel and the size and functions of its staff. The Board members also considered their own experiences as directors or trustees of other funds advised by the Manager.
The Board has received and reviewed information regarding the quality of services provided by affiliates of the Manager at other times during the year, in connection with the renewal of those affiliates' service agreements with other funds. In its evaluation of the quality of the portfolio management services to be provided, the Board considered the experience of
Neil M. McCarthy and Joseph R. Higgins and the members of the Manager's
Equity Team. The Board also considered the historical performance of other accounts and portfolios advised by the Manager and the portfolio managers.
The Board noted that the relatively low redemption rate for funds advised by the Manager provided an indication of shareholder satisfaction with the overall level of services provided by the Manager.

Management Fees and Expenses.  The Board considered information regarding the fees to be paid to the Manager and its affiliates. The Board also considered the other expenses that will be borne by the Fund and the comparability of the fees and services of the Fund to the fees and services of other types of entities advised by the Manger. In addition the Board considered the potential direct and indirect benefits the Manager may receive as a result of its relationship with the Fund, including compensation to be paid to the
Manager's affiliates and research that may be provided to the Manger in connection with permissible brokerage arrangements (soft dollar arrangements). The Board reviewed the extent to which economies of scale may be realized by the Fund and the anticipated effect of the Manager's voluntary expense limitation.

Conclusions.  These factors were also considered by the Independent Trustees meeting separately from the full Board. Based on its review of the information it received and its evaluations described above, the Board, including a majority of the Independent Trustees, concluded that the nature, extent and quality of the services to be provided to the Fund by the Manager were a benefit to the Fund and would be in the best interest of the Fund's shareholders and that the amount and structure of the compensation to be paid to the Manager and its affiliates are reasonable in relation to the services to be provided. Accordingly, the Board approved the adoption of the Advisory
Agreement. The Board judged the terms and conditions of the Advisory
Agreement, including the management fee, in light of all of the surrounding circumstances.

 Portfolio Managers.  The Fund's portfolio is managed by Neil M. McCarthy and
Joseph R. Higgins (each is referred to as a "Portfolio Manager" and collectively they are referred to as the "Portfolio Managers"). They are the persons who are responsible for the day-to-day management of the Fund's investments.

     Other  Accounts  Managed.  In addition to  managing  the Fund's  investment portfolio,  each Portfolio Manager also manages other investment  portfolios and accounts  on  behalf of the  Manager  or its  affiliates.  The  following  table provides  information,  as of April 30,  2005,  regarding  the other  portfolios managed by each Portfolio Manager. No account has a  performance-based  advisory fee:

----------------------------------------------------------------------------
Portfolio Manager          Total                Total              Total
                           Assets               Assets in
                           in        Other      Other               Assets
                  RegistereRegisteredPooled     Pooled             in
                  InvestmenInvestmentInvestment Investment Other   Other
                  CompaniesCompanies Vehicles   Vehicles   AccountsAccounts
                  Managed  Managed*   Managed    Managed*  Managed Managed*
----------------------------------------------------------------------------
----------------------------------------------------------------------------
                    None                 1                   236
 Neil M. McCarthy            None                  $2.1             $128.6
----------------------------------------------------------------------------
----------------------------------------------------------------------------

 Joseph R.          None     None        1         $2.1      230    $118.6
 Higgins
----------------------------------------------------------------------------
  *  In millions.

     As indicated above, each of the Portfolio Managers also manages other portfolios and accounts. Potentially, at times, those responsibilities could conflict with the interests of the Fund. That may occur whether the investment strategies of the other portfolios or accounts are the same as, or different from, the Fund's investment objectives and strategies. For example, the Portfolio Manager may need to allocate investment opportunities between the Fund and another portfolio or account having similar objectives or strategies, or he may need to execute transactions for another portfolio or account that could have a negative impact on the value of securities held by the Fund. Not all funds, portfolios and accounts advised by the Manager have the same management fee. If the management fee structure of another fund, portfolio or account is more advantageous to the Manager than the fee structure of the Fund, the Manager could have an incentive to favor the other fund, portfolio or account. However, the Manager's compliance procedures and
Code of Ethics recognize the Manager's fiduciary obligations to treat all of its clients, including the Fund, fairly and equitably, and are designed to preclude the Portfolio Managers from favoring one client over another. It is possible, of course, that those compliance procedures and the Code of Ethics may not always be adequate to do so. At various times, either of the Fund's
Portfolio Managers may manage other funds, portfolios or accounts with investment objectives and strategies that are similar to those of the Fund, or with investment objectives and strategies that are different from those of the Fund.

      Compensation of the Portfolio Managers.  The Fund's Portfolio Managers
are employed and compensated by the Manager, not the Fund. Under the
Manager's compensation program for its portfolio managers and portfolio analysts, their compensation is based primarily on the investment performance results of the funds they manage, rather than on the financial success of the
Manager. This is intended to align the portfolio managers' and analysts'
interests with the success of the funds and accounts and their investors. The
Manager's compensation structure is designed to attract and retain highly qualified investment management professionals and to reward individual and team contributions toward creating shareholder value. As of June 1, 2005, each Portfolio Manager's compensation consisted of three elements: a base salary, an annual discretionary bonus and eligibility to participate in long-term awards of options and appreciation rights in regard to the common stock of the Manager's holding company parent. Senior portfolio managers may also be eligible to participate in the Manager's deferred compensation plan.

      To help the Manager attract and retain talent, the base pay component of each portfolio manager is reviewed regularly to ensure that it reflects the performance of the individual, is commensurate with the requirements of the particular portfolio, reflects any specific competence or specialty of the individual manager, and is competitive with other comparable positions.
The annual discretionary bonus is determined by senior management of the
Manager and is based on a number of factors, including a fund's pre-tax performance for periods of up to five years, measured against an appropriate benchmark selected by management. The benchmark used with respect to the Fund is the Large-Cap Core Funds category employed by Lipper, Inc. ("Lipper"), a widely-recognized independent mutual fund monitoring service.  Other factors considered include management quality (such as style consistency, risk management, sector coverage, team leadership and coaching) and organizational development. The Portfolio Managers' compensation is not based on the total value of the Fund's portfolio assets, although the Fund's investment performance may increase those assets. The compensation structure is also intended to be internally equitable and serve to reduce potential conflicts of interest between the Fund and other portfolios and accounts managed by the
Portfolio Managers. The compensation structure of the other portfolios and accounts currently managed by the Portfolio Managers is the same as the compensation structure of the Fund, described above.

      Ownership of Fund Shares.  As of the date of this Statement of
Additional Information, the Fund had not commenced operations. Accordingly, neither of the Portfolio Managers beneficially owned any shares of the Fund.

Brokerage Policies of the Fund

Brokerage Provisions of the Investment Advisory Agreement. One of the duties of the Manager under the Advisory Agreement is to arrange the portfolio transactions for the Fund. The Advisory Agreement contains provisions relating to the employment of broker-dealers to effect the Fund's portfolio transactions. The Manager is authorized by the Advisory Agreement to employ broker-dealers, including "affiliated" brokers, as that term is defined in the Investment Company Act. The Manager may employ broker-dealers that the
Manager thinks, in its best judgment based on all relevant factors, will implement the policy of the Fund to obtain, at reasonable expense, the "best execution" of the Fund's portfolio transactions. "Best execution" means prompt and reliable execution at the most favorable price obtainable. The
Manager need not seek competitive commission bidding. However, it is expected to be aware of the current rates of eligible brokers and to minimize the commissions paid to the extent consistent with the interests and policies of the Fund as established by its Board of Trustees.

    Under the Advisory Agreement, in choosing brokers to execute portfolio transactions for the Fund, the Manager may select brokers (other than affiliates) that provide brokerage and/or research services to the Fund and/or the other accounts over which the Manager or its affiliates have investment discretion.  The commission paid to those brokers may be higher than another qualified broker would charge, if the Manager makes a good faith determination that the commission is fair and reasonable in relation to the services provided.

      Rule 12b-1 under the Investment Company Act prohibits any fund from compensating a broker or dealer for promoting or selling the fund's shares by
(1) directing to that broker or dealer any of the fund's portfolio transactions, or (2) directing any other remuneration to that broker or dealer, such as commissions, mark-ups, mark downs or other fees from the fund's portfolio transactions, that were effected by another broker or dealer
(these latter arrangements are considered to be a type of "step-out"
transaction). In other words, a fund and its investment adviser cannot use the fund's brokerage for the purpose of rewarding broker-dealers for selling the fund's shares.

      However, the Rule permits funds to effect brokerage transactions through firms that also sell fund shares, provided that certain procedures are adopted to prevent a quid pro quo with respect to portfolio brokerage allocations. As permitted by the Rule, the Manager has adopted procedures
(and the Fund's Board of Trustees has approved those procedures) that permit the Fund to direct portfolio securities transactions to brokers or dealers that also promote or sell shares of the Fund, subject to the "best execution"
considerations discussed above. Those procedures are designed to prevent: (1)
the Manager's personnel who effect the Fund's portfolio transactions from taking into account a broker's or dealer's promotion or sales of the Fund shares when allocating the Fund's portfolio transactions, and (2) the Fund, the Manager and the Distributor from entering into agreements or understandings under which the Manager directs or is expected to direct the
Fund's brokerage directly, or through a "step-out" arrangement, to any broker or dealer in consideration of that broker's or dealer's promotion or sale of the Fund's shares or the shares of any of the other Oppenheimer funds.

Brokerage Practices Followed by the Manager. The Manager allocates brokerage for the Fund subject to the provisions of the Advisory Agreement and the procedures and rules described above. Generally, the Manager's portfolio traders allocate brokerage based upon recommendations from the Manager's portfolio managers. In certain instances, portfolio managers may directly place trades and allocate brokerage. In either case, the Manager's executive officers supervise the allocation of brokerage.

      Transactions in securities other than those for which an exchange is the primary market are generally done with principals or market makers. In transactions on foreign exchanges, the Fund may be required to pay fixed brokerage commissions and therefore would not have the benefit of negotiated commissions available in U.S. markets. Brokerage commissions are paid primarily for transactions in listed securities or for certain fixed-income agency transactions in the secondary market. Otherwise, brokerage commissions are paid only if it appears likely that a better price or execution can be obtained by doing so. In an option transaction, the Fund ordinarily uses the same broker for the purchase or sale of the option and any transaction in the securities to which the option relates.

      Other funds advised by the Manager have investment policies similar to those of the Fund. Those other funds may purchase or sell the same securities as the Fund at the same time as the Fund, which could affect the supply and price of the securities. When possible, the Manager tries to combine concurrent orders to purchase or sell the same security by more than one of the accounts managed by the Manager or its affiliates.  If two or more funds advised by the Manager purchase the same security on the same day from the same dealer, the transactions under those combined orders are averaged as to price and allocated in accordance with the purchase or sale orders actually placed for each account.

      The Advisory Agreement permits the Manager to allocate brokerage for research services. The research services provided by a particular broker may be useful only to one or more of the advisory accounts of the Manager and its affiliates. The investment research received for the commissions of those other accounts may be useful both to the Fund and one or more of the
Manager's other accounts. Investment research may be supplied to the Manager by a third party at the instance of a broker through which trades are placed.

      Investment research services include information and analysis on particular companies and industries as well as market or economic trends and portfolio strategy, market quotations for portfolio evaluations, information systems, computer hardware and similar products and services. If a research service also assists the Manager in a non-research capacity (such as bookkeeping or other administrative functions), then only the percentage or component that provides assistance to the Manager in the investment decision-making process may be paid in commission dollars.

      The Board of Trustees permits the Manager to use stated commissions on secondary fixed-income agency trades to obtain research if the broker represents to the Manager that: (i) the trade is not from or for the broker's own inventory, (ii) the trade was executed by the broker on an agency basis at the stated commission, and (iii) the trade is not a riskless principal transaction. The Board of Trustees permits the Manager to use commissions on fixed-price offerings to obtain research, in the same manner as is permitted for agency transactions.

      The research services provided by brokers broadens the scope and supplements the research activities of the Manager. That research provides additional views and comparisons for consideration, and helps the Manager to obtain market information for the valuation of securities that are either held in the Fund's portfolio or are being considered for purchase. The
Manager provides information to the Board about the commissions paid to brokers furnishing such services, together with the Manager's representation that the amount of such commissions was reasonably related to the value or benefit of such services.

Distribution and Service Plans

The Distributor.  Under its General Distributor's Agreement with the Fund, the Distributor acts as the Fund's principal underwriter in the continuous public offering of the Fund's classes of shares. The Distributor bears the expenses normally attributable to sales, including advertising and the cost of printing and mailing prospectuses, other than those furnished to existing shareholders. The Distributor is not obligated to sell a specific number of shares.

Distribution and Service Plans. The Fund has adopted a Service Plan for Class
A shares and Distribution and Service Plans for Class B, Class C and Class N
shares under Rule 12b-1 of the Investment Company Act. Under those plans the
Fund pays the Distributor for all or a portion of its costs incurred in connection with the distribution and/or servicing of the shares of the particular class. Each plan has been approved by a vote of the Board of
Trustees, including a majority of the Independent Trustees, cast in person at a meeting called for the purpose of voting on that plan. In accordance with
Rule 12b-1 of the Investment Company Act, the term "Independent
Trustees/Directors" in this regard refers to those Trustees who are not
"interested persons" of the Fund and who do not have any direct or indirect financial interest in the operation of the distribution plan or any agreement under the plan.

      Under the Plans, the Manager and the Distributor may make payments to affiliates.  In their sole discretion, they may also from time to time make substantial payments from their own resources, which include the profits the
Manager derives from the advisory fees it receives from the Fund, to compensate brokers, dealers, financial institutions and other intermediaries for providing distribution assistance and/or administrative services or that otherwise promote sales of the Fund's shares.  These payments, some of which may be referred to as "revenue sharing," may relate to the Fund's inclusion on a financial intermediary's preferred list of funds offered to its clients.

      Financial intermediaries, brokers and dealers may receive other payments from the Distributor or the Manager from their own resources in connection with the promotion and/or sale of shares of the Fund, including payments to defray expenses incurred in connection with educational seminars and meetings.  The Manager or Distributor may share expenses incurred by financial intermediaries in conducting training and educational meetings about aspects of the Fund for employees of the intermediaries or for hosting client seminars or meetings at which the Fund is discussed.  In their sole discretion, the Manager and/or the Distributor may increase or decrease the amount of payments they make from their own resources for these purposes.

      Unless a plan is terminated as described below, the plan continues in effect from year to year but only if the Fund's Board of Trustees, including a majority of the Independent Trustees, specifically vote annually to approve its continuance. Approval must be by a vote cast in person at a meeting called for the purpose of voting on continuing the plan. A plan may be terminated at any time by the vote of a majority of the Independent Trustees or by the vote of the holders of a "majority," as defined in the Investment
Company Act (a "majority"), of the outstanding shares of that class.

      The Board of Trustees and the Independent Trustees must approve all material amendments to a plan. An amendment to increase materially the amount of payments to be made under a plan must be approved by shareholders of the class affected by the amendment. Because Class B shares of the Fund automatically convert into Class A shares 72 months after purchase, the Fund must obtain the approval of both Class A and Class B shareholders for a proposed material amendment to the Class A plan that would materially increase payments under the plan. That approval must be by a majority of the shares of each class, voting separately by class.

      While the plans are in effect, the Treasurer of the Fund shall provide, at least quarterly, separate written reports on the plans to the Board of
Trustees for its review. The reports shall detail the amount of all payments made under a plan and the purpose for which the payments were made. Those reports are subject to the review of, and separate approval by, the
Independent Trustees.

      Each plan states that while it is in effect, the selection and nomination of those Trustees of the Fund who are not "interested persons" of the Fund is committed to the discretion of the Independent Trustees.  This does not prevent the involvement of others in the selection and nomination process as long as the final decision as to selection or nomination is approved by a majority of the Independent Trustees.

      Under the plans for each class, no payment will be made to any recipient in any quarter in which the aggregate net asset value of all Fund shares of that class held by the recipient for itself and its customers does not exceed a minimum amount, if any, that may be set from time to time by a majority of the Independent Trustees.  The Board of Trustees has set no
minimum amount of assets to qualify for payments under the plans.

|X|   Class A Service Plan Fees. Under the Class A service plan, the
Distributor currently uses the fees it receives from the Fund to pay brokers, dealers and other financial institutions (referred to as "recipients") for personal services and account maintenance services they provide for their customers who hold Class A shares. The services include, among others, answering customer inquiries about the Fund, assisting in establishing and maintaining accounts in the Fund, making the Fund's investment plans available and providing other services at the request of the Fund or the
Distributor. The Class A service plan permits reimbursements to the
Distributor at a rate of up to 0.25% of average annual net assets of Class A shares. The Board has set the rate at that level. The Distributor does not receive or retain the service fee on Class A shares in accounts for which the
Distributor has been listed as the broker-dealer of record.  While the plan permits the Board to authorize payments to the Distributor to reimburse itself for services under the plan, the Board has not yet done so, except in the case of the special arrangement described below, regarding grandfathered retirement plans. The Distributor makes payments to recipients at an annual rate not to exceed 0.25% of the average annual net assets consisting of Class
A shares held in the accounts of the recipients or their customers.

      Certain retirement plans that purchased Class A shares prior to March
1, 2001 are referred to as "grandfathered plans." With respect to purchases of Class shares subject to a contingent deferred sales charge by such grandfathered plans, the Distributor currently intends to pay the service fee to recipients in advance for the first year after the shares are purchased.
During the first year after the shares are sold, the Distributor retains the service fee to reimburse itself for that cost. After the first year shares are outstanding, the Distributor makes periodic service fee payments to recipients with respect to those shares. The advance service fee payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class A shares purchased by grandfathered plans are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance service fee payment made on those shares.

      Any unreimbursed expenses the Distributor incurs with respect to Class
A shares in any fiscal year cannot be recovered in subsequent years. The
Distributor may not use payments received under the Class A plan to pay any of its interest expenses, carrying charges, or other financial costs, or allocation of overhead.

|X|   Class B, Class C and Class N Distribution and Service Plan Fees. Under
each plan, distribution and service fees are computed on the average of the net asset value of shares in the respective class, determined as of the close of each regular business day during the period. Each plan provides for the
Distributor to be compensated at a flat rate, whether the Distributor's distribution expenses are more or less than the amounts paid by the Fund under the plan during the period for which the fee is paid. The types of services that recipients provide for the service fee are similar to the services provided under the Class A service plan, described above.

      Each plan permits the Distributor to retain both the asset-based sales charges and the service fees or to pay recipients the service fee periodically, without payment in advance. However, the Distributor currently intends to pay the service fee to recipients in advance for the first year after Class B, Class C and Class N shares are purchased. After the first year
Class B, Class C or Class N shares are outstanding after their purchase, the
Distributor makes periodic service fee payments on those shares. The advance payment is based on the net asset value of shares sold. Shares purchased by exchange do not qualify for the advance service fee payment. If Class B,
Class C or Class N shares are redeemed during the first year after their purchase, the recipient of the service fees on those shares will be obligated to repay the Distributor a pro rata portion of the advance payment of the service fee made on those shares. Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.  If the investor no longer has another broker-dealer of record for an existing account, the
Distributor is automatically designated as the broker-dealer of record, but solely for the purpose of acting as the investor's agent to purchase the shares.  In those cases, the Distributor retains the asset-based sales charge paid on Class B, Class C and Class N shares, but does not retain any service fees as to the assets represented by that account. The Distributor does not receive or retain the service fee on Class B or Class C shares as described below, in accounts for which it is listed as the broker-dealer of record.

      The asset-based sales charge and service fees increase Class B and
Class C expenses by 1.00% and the asset-based sales charge and service fee increase Class N expenses by 0.50% of the net assets per year of the respective classes.

      The Distributor retains the asset-based sales charge on Class B and
Class N shares. The Distributor retains the asset-based sales charge on Class
C shares during the first year the shares are outstanding. It pays the asset-based sales charge as an ongoing concession to the recipient on Class C shares outstanding for a year or more. If a dealer has a special agreement with the Distributor, the Distributor will pay the Class B, Class C or Class
N service fee and the asset-based sales charge to the dealer periodically in lieu of paying the sales concession and service fee in advance at the time of purchase.

      The asset-based sales charges on Class B, Class C and Class N shares allow investors to buy shares without a front-end sales charge while allowing the Distributor to compensate dealers that sell those shares. The Fund pays the asset-based sales charges to the Distributor for its services rendered in distributing Class B, Class C and Class N shares. The payments are made to the Distributor in recognition that the Distributor:

o     pays sales concessions to authorized brokers and dealers at the time of sale and pays service fees as described above,
o     may finance payment of sales concessions and/or the advance of the service fee payment to recipients under the plans, or may provide such financing from its own resources or from the resources of an affiliate,
o     employs personnel to support the distribution of Class B, Class C and
         Class N shares,
o     bears the costs of sales literature, advertising and prospectuses
         (other than those furnished to current shareholders) and state "blue sky" registration fees and certain other distribution expenses,
o     may not be able to adequately compensate dealers that sell Class B,
         Class C and Class N shares without receiving payment under the plans and therefore may not be able to offer such Classes for sale absent the plans,
o     receives payments under the plans consistent with the service fees and asset-based sales charges paid by other non-proprietary funds that charge 12b-1 fees,
o     may use the payments under the plan to include the Fund in various third-party distribution programs that may increase sales of Fund shares,
o     may experience increased difficulty selling the Fund's shares if payments under the plan are discontinued because most competitor funds have plans that pay dealers as much or more than the amounts currently being paid by the Fund for rendering distribution services, and
o     may not be able to continue providing, the same quality distribution sales efforts and services, or to obtain such services from brokers and dealers, at the same or at a lesser cost, if the plan payments were to be discontinued.

      The Distributor's actual expenses in selling Class B, Class C and Class
N shares may be more than the payments it receives from the contingent deferred sales charges collected on redeemed shares and from the Fund under the plans. If either the Class B, Class C or Class N plan is terminated by the Fund, the Board of Trustees may allow the Fund to continue payments of the asset-based sales charge to the Distributor for distributing shares before the plan was terminated.

      All  payments  under the Class B, Class C and Class N plans are  subject to the  limitations  imposed by the  Conduct  Rules of the NASD on payments of asset-based sales charges and service fees.

Performance of the Fund

Explanation of Performance Terminology. The Fund uses a variety of terms to illustrate its investment performance. Those terms include "cumulative total return," "average annual total return," "average annual total return at net asset value" and "total return at net asset value." An explanation of how total returns are calculated is set forth below.  Performance information is not included because, as of the date of this Statement of Additional
Information, the Fund had not commenced operations. After the Fund has commenced investment operations, you may obtain the Fund's performance information by calling the Fund's Transfer Agent at 1.800.225.5677 or by visiting the OppenheimerFunds Internet website at www.oppenheimerfunds.com.

      The Fund's illustrations of its performance data in advertisements must comply with rules of the SEC. Those rules describe the types of performance data that may be used and how it is to be calculated. In general, any advertisement by the Fund of its performance data must include the average annual total returns for the advertised class of shares of the Fund.

      Use of standardized performance calculations enables an investor to compare the Fund's performance to the performance of other funds for the same periods. However, a number of factors should be considered before using the
Fund's performance information as a basis for comparison with other investments:

o     Total returns measure the performance of a hypothetical account in the
         Fund over various periods and do not show the performance of each shareholder's account. Your account's performance will vary from the model performance data if your dividends are received in cash, or you buy or sell shares during the period, or you bought your shares at a different time and price than the shares used in the model.
o     The Fund's performance returns may not reflect the effect of taxes on dividends and capital gains distributions.
o     An investment in the Fund is not insured by the FDIC or any other government agency.
o     The principal value of the Fund's shares, and total returns are not guaranteed and normally will fluctuate on a daily basis.
o     When an investor's shares are redeemed, they may be worth more or less than their original cost.
o     Total returns for any given past period represent historical performance information and are not, and should not be considered, a prediction of future returns.

      The performance of each class of shares is shown separately, because the performance of each class of shares will usually be different. That is because of the different kinds of expenses each class bears. The total returns of each class of shares of the Fund are affected by market conditions, the quality of the Fund's investments, the maturity of those investments, the types of investments the Fund holds, and its operating expenses that are allocated to the particular class.

      |X|   Total Return Information. There are different types of "total returns" to measure the Fund's performance. Total return is the change in value of a hypothetical investment in the Fund over a given period, assuming that all dividends and capital gains distributions are reinvested in additional shares and that the investment is redeemed at the end of the period. Because of differences in expenses for each class of shares, the total returns for each class are separately measured. The cumulative total return measures the change in value over the entire period (for example, ten years). An average annual total return shows the average rate of return for each year in a period that would produce the cumulative total return over the entire period. However, average annual total returns do not show actual year-by-year performance. The Fund uses standardized calculations for its total returns as prescribed by the SEC. The methodology is discussed below.

         In calculating total returns for Class A shares, the current maximum sales charge of 5.75% (as a percentage of the offering price) is deducted from the initial investment ("P" in the formula below) (unless the return is shown without sales charge, as described below). For Class B shares, payment of the applicable contingent deferred sales charge is applied, depending on the period for which the return is shown: 5.0% in the first year, 4.0% in the second year, 3.0% in the third and fourth years, 2.0% in the fifth year, 1.0%
in the sixth year and none thereafter. For Class C shares, the 1.0%
contingent deferred sales charge is deducted for returns for the one-year period.  For Class N shares, the 1.0% contingent deferred sales charge is deducted for returns for the one-year period.

o     Average Annual Total Return. The "average annual total return" of each class is an average annual compounded rate of return for each year in a specified number of years. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an Ending
Redeemable Value ("ERV" in the formula) of that investment, according to the following formula:

ERV   l/n - 1  Average Annual Total
               Return
  P

o     Average Annual Total Return (After Taxes on Distributions). The
"average annual total return (after taxes on distributions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes
(calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period. It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below)
held for a number of years ("n" in the formula) to achieve an ending value
("ATVD" in the formula) of that investment, after taking into account the effect of taxes on Fund distributions, but not on the redemption of Fund shares, according to the following formula:

           - 1 = Average Annual Total Return (After Taxes on
ATVD   l/n     Distributions)
---
  P

o     Average Annual Total Return (After Taxes on Distributions and
Redemptions). The "average annual total return (after taxes on distributions and redemptions)" of Class A shares is an average annual compounded rate of return for each year in a specified number of years, adjusted to show the effect of federal taxes (calculated using the highest individual marginal federal income tax rates in effect on any reinvestment date) on any distributions made by the Fund during the specified period and the effect of capital gains taxes or capital loss tax benefits (each calculated using the highest federal individual capital gains tax rate in effect on the redemption date) resulting from the redemption of the shares at the end of the period.
It is the rate of return based on the change in value of a hypothetical initial investment of $1,000 ("P" in the formula below) held for a number of years ("n" in the formula) to achieve an ending value ("ATVDR" in the formula) of that investment, after taking into account the effect of taxes on
Fund distributions and on the redemption of Fund shares, according to the following formula:

ATVDR       - 1  = Average Annual Total Return (After Taxes on Distributions
---
l/n              and Redemptions)
  P

o     Cumulative Total Return. The "cumulative total return" calculation measures the change in value of a hypothetical investment of $1,000 over an entire period of years. Its calculation uses some of the same factors as average annual total return, but it does not average the rate of return on an annual basis. Cumulative total return is determined as follows:

 ERV - P   = Total Return
-----------
    P

o     Total Returns at Net Asset Value. From time to time the Fund may also quote a cumulative or an average annual total return "at net asset value"
(without deducting sales charges) for Class A, Class B, Class C or Class N shares.  Each is based on the difference in net asset value per share at the beginning and the end of the period for a hypothetical investment in that class of shares (without considering front-end or contingent deferred sales charges) and takes into consideration the reinvestment of dividends and capital gains distributions.

Other Performance Comparisons. The Fund will compare its performance annually to that of an appropriate broadly-based market index in its Annual Report to shareholders. You will be able to obtain that information by contacting the
Transfer Agent at the addresses or telephone numbers shown on the cover of this Statement of Additional Information. The Fund may also compare its performance to that of other investments, including other mutual funds, or use rankings of its performance by independent ranking entities. Examples of these performance comparisons are set forth below.

      |X|   Lipper Rankings. From time to time the Fund may publish the ranking of the performance of its classes of shares by Lipper. Lipper monitors the performance of regulated investment companies, including the
Fund, and ranks their performance for various periods in categories based on investment styles. The Lipper performance rankings are based on total returns that include the reinvestment of capital gain distributions and income dividends but do not take sales charges or taxes into consideration. Lipper also publishes "peer-group" indices of the performance of all mutual funds in a category that it monitors and averages of the performance of the funds in particular categories.

      |X|  Morningstar Ratings. From time to time the Fund may publish the star rating of the performance of its classes of shares by Morningstar, Inc.,
("Morningstar"), an independent mutual fund monitoring service. Morningstar rates mutual funds in their specialized market sector.  The Fund is rated among the Large Blend category within domestic stock funds.

      Morningstar's proprietary star ratings reflect historical risk-adjusted total investment return. For each fund with at least a three-year history,
Morningstar calculates a Morningstar Rating(TM)based on a Morningstar
Risk-Adjusted Return measure that accounts for variation in a fund's monthly performance (including the effects of sales charges, loads, and redemption fees), placing more emphasis on downward variations and rewarding consistent performance.  The top 10% of funds in each category receive 5 stars, the next
22.5% receive 4 stars, the next 35% receive 3 stars, the next 22.5% receive 2 stars, and the bottom 10% receive 1 star. (Each share class is counted as a fraction of one fund within this scale and rated separately, which may cause slight variations in the distribution percentages.) The Overall Morningstar
Rating for a fund is derived from a weighted average of the performance figures associated with its three-, five-and ten-year (if applicable)
Morningstar Rating metrics.

      |X|   Performance Rankings and Comparisons by Other Entities and
Publications. From time to time the Fund may include in its advertisements and sales literature performance information about the Fund cited in newspapers and other periodicals such as The New York Times, The Wall Street
Journal, Barron's, or similar publications. That information may include performance quotations from other sources, including Lipper and Morningstar.
The performance of the Fund's classes of shares may be compared in publications to the performance
of various market indices or other investments, and averages, performance rankings or other benchmarks prepared by recognized mutual fund statistical services.

      Investors may also wish to compare the returns on the Fund's share classes to the return on fixed-income investments available from banks and thrift institutions. Those include certificates of deposit, ordinary interest-paying checking and savings accounts, and other forms of fixed or variable time deposits, and various other instruments such as Treasury bills.
However, the Fund's returns and share price are not guaranteed or insured by the FDIC or any other agency and will fluctuate daily, while bank depository obligations may be insured by the FDIC and may provide fixed rates of return.
Repayment of principal and payment of interest on Treasury securities is backed by the full faith and credit of the U.S. government.

      From time to time, the Fund may publish rankings or ratings of the
Manager or Transfer Agent, and of the investor services provided by them to shareholders of the Oppenheimer funds, in addition to performance rankings of the Oppenheimer funds themselves. Those ratings or rankings of shareholder and investor services by third parties may include comparisons of their services to those provided by other mutual fund families selected by the rating or ranking services. They may be based upon the opinions of the rating or ranking service itself, using its research or judgment, or based upon surveys of investors, brokers, shareholders or others.

      From time to time the Fund may include in its advertisements and sales literature the total return performance of a hypothetical investment account that includes shares of the Fund and other Oppenheimer funds. The combined account may be part of an illustration of an asset allocation model or similar presentation. The account performance may combine total return performance of the Fund and the total return performance of other Oppenheimer funds included in the account. Additionally, from time to time, the Fund's advertisements and sales literature may include, for illustrative or comparative purposes, statistical data or other information about general or specific market and economic conditions. That may include, for example,

o     information about the performance of certain securities or commodities markets or segments of those markets,
o     information about the performance of the economies of particular countries or regions,
o     the earnings of companies included in segments of particular industries, sectors, securities markets, countries or regions,
o     the availability of different types of securities or offerings of securities,
o     information relating to the gross national or gross domestic product of the United States or other countries or regions,
o     comparisons of various market sectors or indices to demonstrate performance, risk, or other characteristics of the Fund.

ABOUT YOUR ACCOUNT

How to Buy Shares

Additional information is presented below about the methods that can be used to buy shares of the Fund.  Appendix B contains more information about the special sales charge arrangements offered by the Fund, and the circumstances in which sales charges may be reduced or waived for certain classes of investors.

When you purchase shares of the Fund, your ownership interest in the shares of the Fund will be recorded as a book entry on the records of the Fund.  The
Fund will not issue or re-register physical share certificates.

AccountLink. When shares are purchased through AccountLink, each purchase must be at least $50 and shareholders must invest at least $5,000 before an
                     ---
Asset Builder Plan (described below) can be established on a new account.
Accounts established prior to November 1, 2002 will continue to require additional purchases of at least $25. Shares will be purchased on the regular business day the Distributor is instructed to initiate the Automated Clearing
House ("ACH") transfer to buy the shares before the close of The New York
Stock Exchange (the "Exchage"). Dividends will begin to accrue on shares purchased with the proceeds of ACH transfers on the business day the Fund receives Federal Funds for the purchase through the ACH system before the close of the Exchange. The Exchange normally closes at 4:00 p.m., but may close earlier on certain days. If Federal Funds are received on a business day after the close of the Exchange, dividends will begin to accrue on the next regular business day. The proceeds of ACH transfers are normally received by the Fund three days after the transfers are initiated. If the proceeds of the ACH transfer are not received on a timely basis, the
Distributor reserves the right to cancel the purchase order. The Distributor and the Fund are not responsible for any delays in purchasing shares resulting from delays in ACH transmissions.

Reduced Sales Charges. As discussed in the Prospectus, a reduced sales charge rate may be obtained for Class A shares under a Right of Accumulation or
Letter of Intent because of the reduced sales efforts and expenses realized by the Distributor, dealers and brokers making such sales. Sales charges may be reduced or waived in certain other circumstances described in Appendix B to this Statement of Additional Information because the Distributor or dealer or broker incurs little or no selling expenses.

The Oppenheimer Funds. The Oppenheimer funds are those mutual funds for which the Distributor acts as the distributor and currently include the following:

Oppenheimer AMT-Free Municipals           Oppenheimer Limited Term Municipal Fund
Oppenheimer AMT-Free New York Municipals  Oppenheimer Main Street Fund
Oppenheimer Balanced Fund                 Oppenheimer Main Street Opportunity Fund
Oppenheimer Core Bond Fund                Oppenheimer Main Street Small Cap Fund
Oppenheimer California Municipal Fund     Oppenheimer MidCap Fund
Oppenheimer Capital Appreciation Fund     Oppenheimer New Jersey Municipal Fund
Oppenheimer Capital Income Fund           Oppenheimer Pennsylvania Municipal Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Champion Income Fund          Street Fund
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Convertible Securities Fund   Street Fund II
                                          Oppenheimer   Principal  Protected  Main
Oppenheimer Developing Markets Fund       Street Fund III
Oppenheimer Disciplined Allocation Fund   Oppenheimer Quest Balanced Fund
                                          Oppenheimer  Quest  Capital  Value Fund,
Oppenheimer Discovery Fund                Inc.
                                          Oppenheimer  Quest  International  Value
Oppenheimer Dividend Growth Fund          Fund, Inc.
Oppenheimer Emerging Growth Fund          Oppenheimer Quest Opportunity Value Fund
Oppenheimer Emerging Technologies Fund    Oppenheimer Quest Value Fund, Inc.
Oppenheimer Enterprise Fund               Oppenheimer Real Asset Fund
Oppenheimer Equity Fund, Inc.             Oppenheimer Real Estate Fund
                                          Oppenheimer      Rochester      National
Oppenheimer Global Fund                   Municipals
Oppenheimer Global Opportunities Fund     Oppenheimer Select Value Fund
Oppenheimer Gold & Special Minerals Fund  Oppenheimer Senior Floating Rate Fund
Oppenheimer Growth Fund                   Oppenheimer Small Cap Value Fund
Oppenheimer High Yield Fund               Oppenheimer Strategic Income Fund
Oppenheimer International Bond Fund       Oppenheimer Total Return Bond Fund
Oppenheimer International Growth Fund     Oppenheimer U.S. Government Trust
Oppenheimer  International  Small Company
Fund                                      Oppenheimer Value Fund
Oppenheimer International Value Fund      Limited-Term New York Municipal Fund
Oppenheimer   Limited   Term   California
Municipal Fund                            Rochester Fund Municipals
                                          Oppenheimer Portfolio Series:
                                            Active Allocation Fund
                                            Aggressive Investor Fund
                                            Conservative Investor Fund
Oppenheimer Limited-Term Government Fund    Moderate Investor Fund
And the following money market funds:
Oppenheimer Cash Reserves                 Centennial Money Market Trust
Oppenheimer Money Market Fund, Inc.       Centennial New York Tax Exempt Trust
Centennial California Tax Exempt Trust    Centennial Tax Exempt Trust
Centennial Government Trust

      There is an initial sales charge on the purchase of Class A shares of each of the Oppenheimer funds described above except the money market funds.
Under certain circumstances described in this Statement of Additional
Information, redemption proceeds of certain money market fund shares may be subject to a contingent deferred sales charge.

Letters of Intent.  Under a Letter of Intent ("Letter"), you can reduce the sales charge rate that applies to your purchases of Class A shares if you purchase Class A, Class B or Class C shares of the Fund or other Oppenheimer funds during a 13-month period. The total amount of your purchases of Class
A, Class B and Class C shares will determine the sales charge rate that applies to your Class A share purchases during that period. You can choose to include purchases that you made up to 90 days before the date of the Letter.
Class A shares of Oppenheimer Money Market Fund and Oppenheimer Cash Reserves
on which you have not paid a sales charge and any Class N shares you purchase, or may have purchased, will not be counted towards satisfying the purchases specified in a Letter.

      A Letter is an investor's statement in writing to the Distributor of his or her intention to purchase a specified value of Class A, Class B and
Class C shares of the Fund and other Oppenheimer funds during a 13-month period (the "Letter period"). At the investor's request, this may include purchases made up to 90 days prior to the date of the Letter. The Letter states the investor's intention to make, during the Letter period, the aggregate amount of purchases of shares which will equal or exceed the amount specified in the Letter. Purchases made by reinvestment of dividends or capital gains distributions and purchases made at net asset value (i.e.
without a sales charge) do not count toward satisfying the amount specified in the Letter.

      Each purchase of Class A shares under the Letter will be made at the offering price (including the sales charge) that would apply to a single lump-sum purchase of shares in the amount intended to be purchased under the
Letter.

      In submitting a Letter, the investor makes no commitment to purchase shares. However, if the investor's purchases of shares within the Letter period, when added to the value (at offering price) of the investor's holdings of shares on the last day of that period, do not equal or exceed the intended purchase amount, the investor agrees to pay the additional amount of sales charge applicable to such purchases. That amount is described in "Terms of Escrow," below (those terms may be amended by the Distributor from time to time). The investor agrees that shares equal in value to 5% of the intended purchase amount will be held in escrow by the Transfer Agent subject to the
Terms of Escrow. Also, the investor agrees to be bound by the terms of the
Prospectus, this Statement of Additional Information and the application used for a Letter. If those terms are amended, as they may be from time to time by the Fund, the investor agrees to be bound by the amended terms and that those amendments will apply automatically to existing Letters.

      If the total eligible purchases made during the Letter period do not equal or exceed the intended purchase amount, the concessions previously paid to the dealer of record for the account and the amount of sales charge retained by the Distributor will be adjusted to the rates applicable to the actual total purchases. If the total eligible purchases during the Letter period exceed the intended purchase amount and exceed the amount needed to qualify for the next sales charge rate reduction set forth in the Prospectus, the sales charges paid will be adjusted to the lower rate. That adjustment will be made only if and when the dealer returns to the Distributor the excess of the amount of concessions allowed or paid to the dealer over the amount of concessions that apply to the actual amount of purchases. The excess concessions returned to the Distributor will be used to purchase additional shares for the investor's account at the net asset value per share in effect on the date of after the Distributor's receipt thereof.

      The Transfer Agent will not hold shares in escrow for purchases of shares of the Fund and other Oppenheimer funds by OppenheimerFunds prototype
401(k) plans under a Letter. If the intended purchase amount under a Letter entered into by an OppenheimerFunds prototype 401(k) plan is not purchased by the plan by the end of the Letter period, there will be no adjustment of concessions paid to the broker-dealer or financial institution of record for accounts held in the name of that plan.

      In determining the total amount of purchases made under a Letter, shares redeemed by the investor prior to the termination of the Letter period will be deducted. It is the responsibility of the dealer of record and/or the investor to advise the Distributor about the Letter when placing any purchase orders for the investor during the Letter period. All of such purchases must be made through the Distributor.

      |X|   Terms of Escrow That Apply to Letters of Intent.

      1. Out of the initial purchase (or subsequent purchases if necessary)
made pursuant to a Letter, shares of the Fund equal in value up to 5% of the intended purchase amount specified in the Letter shall be held in escrow by the Transfer Agent. For example, if the intended purchase amount is $50,000, the escrow shall be shares valued in the amount of $2,500 (computed at the offering price adjusted for a $50,000 purchase). Any dividends and capital gains distributions on the escrowed shares will be credited to the investor's account.

      2. If the total minimum investment specified under the Letter is completed within the 13-month Letter period, the escrowed shares will be promptly released to the investor.

      3. If, at the end of the 13-month Letter period the total purchases pursuant to the Letter are less than the intended purchase amount specified in the Letter, the investor must remit to the Distributor an amount equal to the difference between the dollar amount of sales charges actually paid and the amount of sales charges which would have been paid if the total amount purchased had been made at a single time. That sales charge adjustment will also apply to any shares redeemed prior to the completion of the Letter. If the difference in sales charges is not paid within twenty days after a request from the Distributor or the dealer, the Distributor will, within sixty days of the expiration of the Letter, redeem the number of escrowed shares necessary to realize such difference in sales charges. Full and fractional shares remaining after such redemption will be released from escrow. If a request is received to redeem escrowed shares prior to the payment of such additional sales charge, the sales charge will be withheld from the redemption proceeds.

      4. By signing the Letter, the investor irrevocably constitutes and appoints the Transfer Agent as attorney-in-fact to surrender for redemption any or all escrowed shares.

5.    The shares eligible for purchase under the Letter (or the holding of which may be counted toward completion of a Letter) include:

(a)   Class A shares sold with a front-end sales charge or subject to a Class
            A contingent deferred sales charge,
(b)   Class B and Class C shares of other Oppenheimer funds acquired subject to a contingent deferred sales charge, and
(c)   Class A, Class B or Class C shares acquired by exchange of either (1)
            Class A shares of one of the other Oppenheimer funds that were acquired subject to a Class A initial or contingent deferred sales charge or (2) Class B or Class C shares of one of the other
            Oppenheimer funds that were acquired subject to a contingent deferred sales charge.

      6. Shares held in escrow hereunder will automatically be exchanged for shares of another fund to which an exchange is requested, as described in the section of the Prospectus entitled "How to Exchange Shares" and the escrow will continue to be applicable to the shares acquired in the exchange.

Asset Builder Plans. As explained in the Prospectus, you must initially establish your account with $5,000. Subsequently, you can establish an Asset
Builder Plan to automatically purchase additional shares directly from a bank account for as little as $50. For those accounts established prior to
November 1, 2002 that have previously established Asset Builder Plans, additional purchases will remain at $25. Shares purchased by Asset Builder
Plan payments from bank accounts are subject to the redemption restrictions for recent purchases described in the Prospectus. Asset Builder Plans are available only if your bank is an ACH member. Asset Builder Plans may not be used to buy shares for OppenheimerFunds employer-sponsored qualified retirement accounts.

      If you make payments from your bank account to purchase shares of the
Fund, your bank account will be debited automatically. Normally the debit will be made two business days prior to the investment dates you selected on your application. Neither the Distributor, the Transfer Agent nor the Fund
shall be responsible for any delays in purchasing shares that result from delays in ACH transmissions.

      Before you establish Asset Builder payments, you should obtain a prospectus of the selected fund(s) from your financial advisor (or the
Distributor) and request an application from the Distributor. Complete the application and return it. You may change the amount of your Asset Builder payment or you can terminate these automatic investments at any time by writing to the Transfer Agent. The Transfer Agent requires a reasonable period (approximately 10 days) after receipt of your instructions to implement them. The Fund reserves the right to amend, suspend or discontinue offering Asset Builder Plans at any time without prior notice.

Retirement Plans.  Certain types of retirement plans are entitled to purchase shares of the Fund without sales charges or at reduced sales charge rates, as described in an Appendix to this Statement of Additional Information.
Certain special sales charge arrangements described in that Appendix apply to retirement plans whose records are maintained on a daily valuation basis by
Merrill Lynch Pierce Fenner & Smith, Inc. ("Merrill Lynch") or an independent record keeper that has a contract or special arrangement with Merrill Lynch.
If on the date the plan sponsor signs the Merrill Lynch record keeping service agreement the plan has less than $1 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class C shares of the Oppenheimer funds.  If on the date the plan sponsor signs the Merrill Lynch record keeping service agreement the plan has $1 million or more in assets but less than $5 million in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class N shares of the Oppenheimer funds.  If on the date the plan sponsor signs the Merrill Lynch record keeping service agreement the plan has
$5 million or more in assets invested in applicable investments (other than assets invested in money market funds), then the retirement plan may purchase only Class A shares of the Oppenheimer funds.

      OppenheimerFunds has entered into arrangements with certain record keepers whereby the Transfer Agent compensates the record keeper for its record keeping and account servicing functions that it performs on behalf of the participant level accounts of a retirement plan. While such compensation may act to reduce the record keeping fees charged by the retirement plan's record keeper, that compensation arrangement may be terminated at any time, potentially affecting the record keeping fees charged by the retirement plan's record keeper.

Cancellation of Purchase Orders. Cancellation of purchase orders for the
Fund's shares (for example, when a purchase check is returned to the Fund unpaid) causes a loss to be incurred when the net asset values of the Fund's shares on the cancellation date is less than on the purchase date. That loss is equal to the amount of the decline in the net asset value per share multiplied by the number of shares in the purchase order. The investor is responsible for that loss. If the investor fails to compensate the Fund for the loss, the Distributor will do so. The Fund may reimburse the Distributor for that amount by redeeming shares from any account registered in that investor's name, or the Fund or the Distributor may seek other redress.

Classes of Shares. Each class of shares of the Fund represents an interest in the same portfolio of investments of the Fund. However, each class has different shareholder privileges and features. The net income attributable to
Class B, Class C or Class N shares and the dividends payable on Class B,
Class C or Class N shares will be reduced by incremental expenses borne solely by that class. Those expenses include the asset-based sales charges to which Class B, Class C and Class N shares are subject.

      The availability of different classes of shares permits an investor to choose the method of purchasing shares that is more appropriate for the investor. That may depend on the amount of the purchase, the length of time the investor expects to hold shares, and other relevant circumstances. Class
A shares normally are sold subject to an initial sales charge. While Class B and Class C and Class N shares have no initial sales charge, the purpose of the deferred sales charge and asset-based sales charge on Class B, Class C and Class N shares is the same as that of the initial sales charge on Class A shares - to compensate the Distributor and brokers, dealers and financial institutions that sell shares of the Fund. A salesperson who is entitled to receive compensation from his or her firm for selling Fund shares may receive different levels of compensation for selling one class of shares rather than another.

      The Distributor will not accept purchase orders of $100,000 or more for
Class B shares or a purchase order of $1 million or more to purchase Class C shares on behalf of a single investor (not including dealer "street name" or omnibus accounts).

      Class B, Class C or Class N shares may not be purchased by an investor directly from the Distributor without the investor designating another registered broker-dealer.

|X|   Class A Shares Subject to a Contingent Deferred Sales Charge. For
purchases of Class A shares at net asset value whether or not subject to a contingent deferred sales charge as described in the Prospectus, no sales concessions will be paid to the broker-dealer of record, as described in the
Prospectus, on sales of Class A shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan. Additionally, that concession will not be paid on purchases of Class A shares by a retirement plan made with the redemption proceeds of Class N shares of one or more Oppenheimer funds held by the plan for more than 18 months.

      |X|   Class B Conversion. Under current interpretations of applicable federal income tax law by the Internal Revenue Service, the conversion of
Class B shares to Class A shares 72 months after purchase is not treated as a taxable event for the shareholder. If those laws or the IRS interpretation of those laws should change, the automatic conversion feature may be suspended.
In that event, no further conversions of Class B shares would occur while that suspension remained in effect. Although Class B shares could then be exchanged for Class A shares on the basis of relative net asset value of the two classes, without the imposition of a sales charge or fee, such exchange could constitute a taxable event for the shareholder, and absent such exchange, Class B shares might continue to be subject to the asset-based sales charge for longer than six years.

      |X|   Availability of Class N Shares. In addition to the description of the types of retirement plans which may purchase Class N shares contained in the prospectus, Class N shares also are offered to the following:

o     to all rollover IRAs (including SEP IRAs and SIMPLE IRAs),
o     to all rollover contributions made to Individual 401(k) plans,
            Profit-Sharing Plans and Money Purchase Pension Plans,
o     to all direct rollovers from OppenheimerFunds-sponsored Pinnacle and
            Ascender retirement plans,
o     to all trustee-to-trustee IRA transfers,
o     to all 90-24 type 403(b) transfers,
o     to Group Retirement Plans (as defined in Appendix C to this Statement of Additional Information) which have entered into a special agreement with the Distributor for that purpose,
o     to Retirement Plans qualified under Sections 401(a) or 401(k) of the
            Internal Revenue Code, the recordkeeper or the plan sponsor for which has entered into a special agreement with the Distributor,
o     to Retirement Plans of a plan sponsor where the aggregate assets of all such plans invested in the Oppenheimer funds is $500,000 or more,
o     to OppenheimerFunds-sponsored Ascender 401(k) plans that pay for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds, and
o     to certain customers of broker-dealers and financial advisors that are identified in a special agreement between the broker-dealer or financial advisor and the Distributor for that purpose.

      The sales concession and the advance of the service fee, as described in the Prospectus, will not be paid to dealers of record on sales of Class N shares on:

o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of Class A shares of one or more Oppenheimer funds
            (other than rollovers from an OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds),
o     purchases of Class N shares in amounts of $500,000 or more by a retirement plan that pays for the purchase with the redemption proceeds of  Class C shares of one or more Oppenheimer funds held by the plan for more than one year (other than rollovers from an
            OppenheimerFunds-sponsored Pinnacle or Ascender 401(k) plan to any IRA invested in the Oppenheimer funds), and
o     on purchases of Class N shares by an OppenheimerFunds-sponsored
            Pinnacle or Ascender 401(k) plan made with the redemption
            proceeds of Class A shares of one or more Oppenheimer funds.

      No sales concessions will be paid to the broker-dealer of record, as described in the Prospectus, on sales of Class N shares purchased with the redemption proceeds of shares of another mutual fund offered as an investment option in a retirement plan in which Oppenheimer funds are also offered as investment options under a special arrangement with the Distributor, if the purchase occurs more than 30 days after the Oppenheimer funds are added as an investment option under that plan.

      |X|   Allocation of Expenses. The Fund pays expenses related to its daily operations, such as custodian fees, Trustees' fees, transfer agency fees, legal fees and auditing costs. Those expenses are paid out of the
Fund's assets and are  not paid directly by shareholders. However, those expenses reduce the net asset values of shares, and therefore are indirectly borne by shareholders through their investment.

      The methodology for calculating the net asset value, dividends and distributions of the Fund's share classes recognizes two types of expenses.
General expenses that do not pertain specifically to any one class are allocated pro rata to the shares of all classes. The allocation is based on the percentage of the Fund's total assets that is represented by the assets of each class, and then equally to each outstanding share within a given class. Such general expenses include management fees, legal, bookkeeping and audit fees, printing and mailing costs of shareholder reports, Prospectuses,
Statements of Additional Information and other materials for current shareholders, fees to unaffiliated Trustees, custodian expenses, share issuance costs, organization and start-up costs, interest, taxes and brokerage commissions, and non-recurring expenses, such as litigation costs.

      Other expenses that are directly attributable to a particular class are allocated equally to each outstanding share within that class. Examples of such expenses include distribution and
 service plan (12b-1) fees, transfer and shareholder servicing agent fees and expenses, and shareholder meeting expenses (to the extent that such expenses pertain only to a specific class).

Fund Account Fees. As stated in the Prospectus, a $12 annual "Minimum Balance
Fee" is assessed on each Fund account with a share balance valued under $500.
The Minimum Balance Fee is automatically deducted from each such Fund account on or about the second to last business day of September.

      Listed below are certain cases in which the Fund has elected, in its discretion, not to assess the Fund Account Fees.  These exceptions are subject to change:

         A fund account whose shares were acquired after September 30th of the prior year;
         A fund account that has a balance below $500 due to the automatic conversion of shares from Class B to Class A shares. However, once all Class B shares held in the account have been converted to Class A shares the new account balance may become subject to the Minimum Balance Fee;
         Accounts of shareholders who elect to access their account documents electronically via eDoc Direct;
         A fund account that has only certificated shares and, has a balance below $500 and is being escheated;
         Accounts of shareholders that are held by broker-dealers under the
            NSCC Fund/SERV system;
         Accounts held under the Oppenheimer Legacy Program and/or holding certain Oppenheimer Variable Account Funds;
         Omnibus accounts holding shares pursuant to the Pinnacle, Ascender,
            Custom Plus, Recordkeeper Pro and Pension Alliance Retirement
            Plan programs; and
         A fund account that falls below the $500 minimum solely due to market fluctuations within the 12-month period preceding the date the fee is deducted.

      To access account documents electronically via eDocs Direct, please visit the Service Center on our website at www.oppenheimerfunds.com or call
                                           ------------------------
1.888.470.0862 for instructions.

      The Fund reserves the authority to modify Fund Account Fees in its discretion.

Determination of Net Asset Values Per Share. The net asset values per share of each class of shares of the Fund are determined as of the close of business of the Exchange on each day that the Exchange is open. The calculation is done by dividing the value of the Fund's net assets attributable to a class by the number of shares of that class that are outstanding. The Exchange normally closes at 4:00 p.m., Eastern time, but may close earlier on some other days (for example, in case of weather emergencies or on days falling before a U.S. holiday). All references to time in this
Statement of Additional Information mean "Eastern time." The Exchange's most recent annual announcement (which is subject to change) states that it will close on New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good
Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and
Christmas Day. It may also close on other days.

      Dealers other than Exchange members may conduct trading in certain securities on days on which the Exchange is closed (including weekends and holidays) or after 4:00 p.m. on a regular business day. Because the Fund's net asset values will not be calculated on those days, the Fund's net asset values per share may be significantly affected on such days when shareholders may not purchase or redeem shares.  Additionally, trading on European and
Asian stock exchanges and over-the-counter markets normally is completed before the close of the Exchange.

      Changes in the values of securities traded on foreign exchanges or markets as a result of events that occur after the prices of those securities are determined, but before the close of the Exchange, will not be reflected in the Fund's calculation of its net asset values that day unless the Manager determines that the event is likely to effect a material change in the value of the security. The Manager, or an internal valuation committee established by the Manager, as applicable, may establish a valuation, under procedures established by the Board and subject to the approval, ratification and confirmation by the Board at its next ensuing meeting.

      |X|   Securities Valuation. The Fund's Board of Trustees has
established procedures for the valuation of the Fund's securities. In general those procedures are as follows:

o     Equity securities traded on a U.S. securities exchange or on Nasdaq(R)
are valued as follows:

(1)   if last sale information is regularly reported, they are valued at the last reported sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, on that day, or
(2)   if last sale information is not available on a valuation date, they are valued at the last reported sale price preceding the valuation date if it is within the spread of the closing "bid" and
               "asked" prices on the valuation date or, if not,  at the
               closing "bid" price on the valuation date.

o     Equity securities traded on a foreign securities exchange generally are valued in one of the following ways:

(1)   at the last sale price available to the pricing service approved by the
               Board of Trustees, or
(2)   at the last sale price obtained by the Manager from the report of the principal exchange on which the security is traded at its last trading session on or immediately before the valuation date, or
(3)   at the mean between the "bid" and "asked" prices obtained from the principal exchange on which the security is traded or, on the basis of reasonable inquiry, from two market makers in the security.

o     Long-term debt securities having a remaining maturity in excess of 60 days are valued based on the mean between the "bid" and "asked" prices determined by a portfolio pricing service approved by the Fund's Board of
Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry.

o     The following securities are valued at the mean between the "bid" and
"asked" prices determined by a pricing service approved by the Fund's Board of Trustees or obtained by the Manager from two active market makers in the security on the basis of reasonable inquiry:

(1)   debt instruments that have a maturity of more than 397 days when issued,
(2)   debt instruments that had a maturity of 397 days or less when issued and have a remaining maturity of more than 60 days, and
(3)   non-money market debt instruments that had a maturity of 397 days or less when issued and which have a remaining maturity of 60 days or less.

o     The following securities are valued at cost, adjusted for amortization of premiums and accretion of discounts:

(1)   money market debt securities held by a non-money market fund that had a maturity of less than 397 days when issued that have a
               remaining maturity of 60 days or less, and
(2)   debt instruments held by a money market fund that have a remaining maturity of 397 days or less.

o     Securities (including restricted securities) not having
readily-available market quotations are valued at fair value determined under the Board's procedures. If the Manager is unable to locate two market makers willing to give quotes, a security may be priced at the mean between the
"bid" and "asked" prices provided by a single active market maker (which in certain cases may be the "bid" price if no "asked" price is available).

      In the case of U.S. government securities, mortgage-backed securities, corporate bonds and foreign government securities, when last sale information is not generally available, the Manager may use pricing services approved by the Board of Trustees.  The pricing service may use "matrix" comparisons to the prices for comparable instruments on the basis of quality, yield and maturity.  Other special factors may be involved (such as the tax-exempt status of the interest paid by municipal securities).  The Manager will monitor the accuracy of the pricing services.  That monitoring may include comparing prices used for portfolio valuation to actual sales prices of selected securities.

      The closing prices in the New York foreign exchange market on a particular business day that are provided to the Manager by a bank, dealer or pricing service that the Manager has determined to be reliable are used to value foreign currency, including forward contracts, and to convert to U.S.
dollars securities that are denominated in foreign currency.

      Puts, calls, and futures are valued at the last sale price on the principal exchange on which they are traded or on Nasdaq(R), as applicable, as determined by a pricing service approved by the Board of Trustees or by the
Manager.  If there were no sales that day, they shall be valued at the last sale price on the preceding trading day if it is within the spread of the closing "bid" and "asked" prices on the principal exchange or on Nasdaq(R)on the valuation date. If not, the value shall be the closing bid price on the principal exchange or on Nasdaq(R)on the valuation date. If the put, call or future is not traded on an exchange or on Nasdaq(R), it shall be valued by the mean between "bid" and "asked" prices obtained by the Manager from two active market makers. In certain cases that may be at the "bid" price if no "asked"
price is available.

      When the Fund writes an option, an amount equal to the premium received is included in the Fund's Statement of Assets and Liabilities as an asset. An equivalent credit is included in the liability section. The credit is adjusted ("marked-to-market") to reflect the current market value of the option. In determining the Fund's gain on investments, if a call or put written by the Fund is exercised, the proceeds are increased by the premium received. If a call or put written by the Fund expires, the Fund has a gain in the amount of the premium. If the Fund enters into a closing purchase transaction, it will have a gain or loss, depending on whether the premium received was more or less than the cost of the closing transaction. If the
Fund exercises a put it holds, the amount the Fund receives on its sale of the underlying investment is reduced by the amount of premium paid by the
Fund.

How to Sell Shares

The information below supplements the terms and conditions for redeeming shares set forth in the Prospectus.

Sending Redemption Proceeds by Federal Funds Wire. The Federal Funds wire of redemption proceeds may be delayed if the Fund's custodian bank is not open for business on a day when the Fund would normally authorize the wire to be made, which is usually the Fund's next regular business day following the redemption. In those circumstances, the wire will not be transmitted until the next bank business day on which the Fund is open for business. No dividends will be paid on the proceeds of redeemed shares awaiting transfer by Federal Funds wire.

Reinvestment Privilege. Within six months of a redemption, a shareholder may reinvest all or part of the redemption proceeds of:
o     Class A shares purchased subject to an initial sales charge or Class A shares on which a contingent deferred sales charge was paid, or
o     Class B shares that were subject to the Class B contingent deferred sales charge when redeemed.

      The reinvestment may be made without sales charge only in Class A shares of the Fund or any of the other Oppenheimer funds into which shares of the Fund are exchangeable as described in "How to Exchange Shares" below.
Reinvestment will be at the net asset value next computed after the Transfer
Agent receives the reinvestment order. The shareholder must ask the Transfer
Agent for that privilege at the time of reinvestment. If you do not have a
Fund account at the time of the reinvestment, the Fund's $5,000 minimum initial investment will apply. This privilege does not apply to Class C and
Class N shares. The Fund may amend, suspend or cease offering this reinvestment privilege at any time as to shares redeemed after the date of such amendment, suspension or cessation.

      Any capital gain that was realized when the shares were redeemed is taxable, and reinvestment will not alter any capital gains tax payable on that gain. If there has been a capital loss on the redemption, some or all of the loss may not be tax deductible, depending on the timing and amount of the reinvestment. Under the Internal Revenue Code, if the redemption proceeds of
Fund shares on which a sales charge was paid are reinvested in shares of the
Fund or another of the Oppenheimer funds within 90 days of payment of the sales charge, the shareholder's basis in the shares of the Fund that were redeemed may not include the amount of the sales charge paid. That would reduce the loss or increase the gain recognized from the redemption. However, in that case the sales charge would be added to the basis of the shares acquired by the reinvestment of the redemption proceeds.

Payments "In Kind". The Prospectus states that payment for shares tendered for redemption is ordinarily made in cash. However, under certain circumstances, the Board of Trustees of the Fund may determine that it would be detrimental to the best interests of the remaining shareholders of the
Fund to make payment of a redemption order wholly or partly in cash. In that case, the Fund may pay the redemption proceeds in whole or in part by a distribution "in kind" of liquid securities from the portfolio of the Fund, in lieu of cash.

      The Fund has elected to be governed by Rule 18f-1 under the Investment
Company Act. Under that rule, the Fund is obligated to redeem shares solely in cash up to the lesser of $250,000 or 1% of the net assets of the Fund during any 90-day period for any one shareholder. If shares are redeemed in kind, the redeeming shareholder might incur brokerage or other costs in selling the securities for cash. The Fund will value securities used to pay redemptions in kind using the same method the Fund uses to value its portfolio securities described above under "Determination of Net Asset Values
Per Share." That valuation will be made as of the time the redemption price is determined.

Involuntary Redemptions.  The Fund's Board of Trustees has the right to cause the involuntary redemption of the shares held in any account if the aggregate net asset value of those shares is less than $200 or such lesser amount as the Board may fix. The Board will not cause the involuntary redemption of shares in an account if the aggregate net asset value of such shares has fallen below the stated minimum solely as a result of market fluctuations. If the Board exercises this right, it may also fix the requirements for any notice to be given to the shareholders in question (not less than 30 days).
The Board may alternatively set requirements for the shareholder to increase the investment, or set other terms and conditions so that the shares would not be involuntarily redeemed.

Transfers of Shares. A transfer of shares to a different registration is not an event that triggers the payment of sales charges. Therefore, shares are not subject to the payment of a contingent deferred sales charge of any class at the time of transfer to the name of another person or entity. It does not matter whether the transfer occurs by absolute assignment, gift or bequest, as long as it does not involve, directly or indirectly, a public sale of the shares. When shares subject to a contingent deferred sales charge are transferred, the transferred shares will remain subject to the contingent deferred sales charge. It will be calculated as if the transferee shareholder had acquired the transferred shares in the same manner and at the same time as the transferring shareholder.

      If less than all shares held in an account are transferred, and some but not all shares in the account would be subject to a contingent deferred sales charge if redeemed at the time of transfer, the priorities described in the Prospectus under "How to Buy Shares" for the imposition of the Class B,
Class C and Class N contingent deferred sales charge will be followed in determining the order in which shares are transferred.

Distributions From Retirement Plans. Requests for distributions from
OppenheimerFunds-sponsored IRAs, SEP-IRAs, SIMPLE IRAs, 403(b)(7) custodial plans, 401(k) plans or pension or profit-sharing plans should be addressed to
"Trustee, OppenheimerFunds Retirement Plans," c/o the Transfer Agent at its
address listed in "How To Sell Shares" in the Prospectus or on the back cover of this Statement of Additional Information. The request must:
(1)   state the reason for the distribution;
(2)   state the owner's awareness of tax penalties if the distribution is premature; and
(3)   conform to the requirements of the plan and the Fund's other redemption requirements.

      Participants (other than self-employed plan sponsors) in
OppenheimerFunds-sponsored pension or profit-sharing plans with shares of the
Fund held in the name of the plan or its fiduciary may not directly request redemption of their accounts. The plan administrator or fiduciary must sign the request.

      Distributions from pension and profit sharing plans are subject to special requirements under the Internal Revenue Code and certain documents
(available from the Transfer Agent) must be completed and submitted to the
Transfer Agent before the distribution may be made. Distributions from retirement plans are subject to withholding requirements under the Internal
Revenue Code, and IRS Form W-4P (available from the Transfer Agent) must be submitted to the Transfer Agent with the distribution request, or the distribution may be delayed. Unless the shareholder has provided the Transfer
Agent with a certified tax identification number, the Internal Revenue Code requires that tax be withheld from any distribution even if the shareholder elects not to have tax withheld. The Fund, the Manager, the Distributor, and the Transfer Agent assume no responsibility to determine whether a distribution satisfies the conditions of applicable tax laws and will not be responsible for any tax penalties assessed in connection with a distribution.

Special Arrangements for Repurchase of Shares from Dealers and Brokers. The
Distributor is the Fund's agent to repurchase its shares from authorized dealers or brokers on behalf of their customers. Shareholders should contact their broker or dealer to arrange this type of redemption. The repurchase price per share will be the net asset value next computed after the
Distributor receives an order placed by the dealer or broker. However, if the
Distributor receives a repurchase order from a dealer or broker after the close of the Exchange on a regular business day, it will be processed at that day's net asset value if the order was received by the dealer or broker from its customers prior to the time the Exchange closes. Normally, the Exchange closes at 4:00 p.m., but may do so earlier on some days. Additionally, the order must have been transmitted to and received by the Distributor prior to its close of business that day (normally 5:00 p.m.).

      Ordinarily, for accounts redeemed by a broker-dealer under this procedure, payment will be made within three business days after the shares have been redeemed upon the Distributor's receipt of the required redemption documents in proper form. The signature(s) of the registered owners on the redemption documents must be guaranteed as described in the Prospectus.

Automatic Withdrawal and Exchange Plans. Investors owning shares of the Fund valued at $5,000 or more can authorize the Transfer Agent to redeem shares
(having a value of at least $50) automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Withdrawal Plan. Shares will be redeemed three business days prior to the date requested by the shareholder for receipt of the payment. Automatic withdrawals of up to $1,500 per month may be requested by telephone if payments are to be made by check payable to all shareholders of record. Payments must also be sent to the address of record for the account and the address must not have been changed within the prior 30 days. Required minimum distributions from
OppenheimerFunds-sponsored retirement plans may not be arranged on this basis.

      Payments are normally made by check, but shareholders having
AccountLink privileges (see "How To Buy Shares") may arrange to have
Automatic Withdrawal Plan payments transferred to the bank account designated on the account application or by signature-guaranteed instructions sent to the Transfer Agent. Shares are normally redeemed pursuant to an Automatic
Withdrawal Plan three business days before the payment transmittal date you select in the account application. If a contingent deferred sales charge applies to the redemption, the amount of the check or payment will be reduced accordingly.

      The Fund cannot guarantee receipt of a payment on the date requested.
The Fund reserves the right to amend, suspend or discontinue offering these plans at any time without prior notice. Because of the sales charge assessed on Class A share purchases, shareholders should not make regular additional
Class A share purchases while participating in an Automatic Withdrawal Plan.
Class B, Class C and Class N shareholders should not establish automatic withdrawal plans, because of the potential imposition of the contingent deferred sales charge on such withdrawals (except where the Class B, Class C or Class N contingent deferred sales charge is waived as described in
Appendix B to this Statement of Additional Information).

      By requesting an Automatic Withdrawal or Exchange Plan, the shareholder agrees to the terms and conditions that apply to such plans, as stated below.
These provisions may be amended from time to time by the Fund and/or the
Distributor. When adopted, any amendments will automatically apply to existing Plans.

      |X|   Automatic Exchange Plans. Shareholders can authorize the Transfer
Agent to exchange a pre-determined amount of shares of the Fund for shares
(of the same class) of other Oppenheimer funds automatically on a monthly, quarterly, semi-annual or annual basis under an Automatic Exchange Plan. The minimum amount that may be exchanged to each other fund account is $50.
Instructions should be provided on the OppenheimerFunds Application or signature-guaranteed instructions. Exchanges made under these plans are subject to the restrictions that apply to exchanges as set forth in "How to
Exchange Shares" in the Prospectus and below in this Statement of Additional
Information.

|X|   Automatic  Withdrawal  Plans.  Fund shares will be redeemed as necessary to meet withdrawal  payments.  Shares acquired  without a sales charge will be redeemed first.  Shares  acquired with reinvested  dividends and capital gains distributions will be redeemed next,  followed by shares acquired with a sales charge,  to the extent necessary to make withdrawal  payments.  Depending upon the amount withdrawn, the investor's principal may be depleted.  Payments made under  these  plans  should  not be  considered  as a yield or  income on your investment.

      The Transfer Agent will administer the investor's Automatic Withdrawal
Plan as agent for the shareholder(s) (the "Planholder") who executed the plan authorization and application submitted to the Transfer Agent. Neither the
Fund nor the Transfer Agent shall incur any liability to the Planholder for any action taken or not taken by the Transfer Agent in good faith to administer the plan. Share certificates will not be issued for shares of the
Fund purchased for and held under the plan, but the Transfer Agent will credit all such shares to the account of the Planholder on the records of the
Fund. Any share certificates held by a Planholder may be surrendered unendorsed to the Transfer Agent with the plan application so that the shares represented by the certificate may be held under the plan.

      For accounts subject to Automatic Withdrawal Plans, distributions of capital gains must be reinvested in shares of the Fund, which will be done at net asset value without a sales charge. Dividends on shares held in the account may be paid in cash or reinvested.

      Shares will be redeemed to make withdrawal payments at the net asset value per share determined on the redemption date. Checks or AccountLink payments representing the proceeds of Plan withdrawals will normally be transmitted three business days prior to the date selected for receipt of the payment, according to the choice specified in writing by the Planholder.
Receipt of payment on the date selected cannot be guaranteed.

      The amount and the interval of disbursement payments and the address to which checks are to be mailed or AccountLink payments are to be sent may be changed at any time by the Planholder by writing to the Transfer Agent. The
Planholder should allow at least two weeks' time after mailing such notification for the requested change to be put in effect. The Planholder may, at any time, instruct the Transfer Agent by written notice to redeem all, or any part of, the shares held under the plan. That notice must be in proper form in accordance with the requirements of the then-current
Prospectus of the Fund. In that case, the Transfer Agent will redeem the number of shares requested at the net asset value per share in effect and will mail a check for the proceeds to the Planholder.

      The Planholder may terminate a plan at any time by writing to the
Transfer Agent. The Fund may also give directions to the Transfer Agent to terminate a plan. The Transfer Agent will also terminate a plan upon its receipt of evidence satisfactory to it that the Planholder has died or is legally incapacitated. Upon termination of a plan by the Transfer Agent or the Fund, shares that have not been redeemed will be held in uncertificated form in the name of the Planholder. The account will continue as a dividend-reinvestment, uncertificated account unless and until proper instructions are received from the Planholder, his or her executor or guardian, or another authorized person.

      If the Transfer Agent ceases to act as transfer agent for the Fund, the
Planholder will be deemed to have appointed any successor transfer agent to act as agent in administering the plan.

How to Exchange Shares

As stated in the Prospectus, shares of a particular class of Oppenheimer funds having more than one class of shares may be exchanged only for shares of the same class of other Oppenheimer funds. Shares of Oppenheimer funds that have a single class without a class designation are deemed "Class A"
shares for this purpose. You can obtain a current list showing which funds offer which classes of shares by calling the Distributor at 1.800.225.5677.

   All of the Oppenheimer funds currently offer Class A, B, C, N and Y shares with the following exceptions:

   The following funds only offer Class A shares:
   Centennial California Tax Exempt Trust   Centennial New York Tax Exempt
                                            Trust
   Centennial Government Trust              Centennial Tax Exempt Trust
   Centennial Money Market Trust

   The following funds do not offer Class N shares:
   Limited Term New York Municipal Fund      Oppenheimer New Jersey Municipal Fund
   Oppenheimer AMT-Free Municipals           Oppenheimer Principal Protected Main
                                             Street Fund II
   Oppenheimer AMT-Free New York             Oppenheimer Pennsylvania Municipal
   Municipals                                Fund
   Oppenheimer California Municipal Fund     Oppenheimer Rochester National
                                             Municipals
   Oppenheimer International Value Fund      Oppenheimer Senior Floating Rate Fund
   Oppenheimer Limited Term California       Rochester Fund Municipals
   Municipal Fund
   Oppenheimer Limited Term Municipal
   Fund
   Oppenheimer Money Market Fund, Inc.

   The following funds do not offer Class Y shares:
   Limited Term New York Municipal Fund     Oppenheimer International Small
                                            Company Fund
   Oppenheimer AMT-Free Municipals         Oppenheimer Limited Term Municipal Fund
   Oppenheimer AMT-Free New York           Oppenheimer New Jersey Municipal Fund
   Municipals
   Oppenheimer Balanced Fund               Oppenheimer Pennsylvania Municipal Fund
   Oppenheimer California Municipal Fund   Oppenheimer Principal Protected Main
                                           Street Fund
   Oppenheimer Capital Income Fund         Oppenheimer Principal Protected Main
                                           Street Fund II
   Oppenheimer Cash Reserves               Oppenheimer Principal Protected Main
                                           Street Fund III
   Oppenheimer Champion Income Fund        Oppenheimer Quest Capital Value Fund,
                                           Inc.
   Oppenheimer Convertible Securities Fund Oppenheimer Quest International Value
                                           Fund, Inc.
   Oppenheimer Disciplined Allocation Fund Oppenheimer Rochester National
                                           Municipals
   Oppenheimer Developing Markets Fund     Oppenheimer Senior Floating Rate Fund
   Oppenheimer Gold & Special Minerals     Oppenheimer Small Cap Value Fund
   Fund
   Oppenheimer International Growth Fund   Oppenheimer Total Return Bond Fund

o     Oppenheimer Money Market Fund, Inc. only offers Class A and Class Y shares.
o     Class Y shares of Oppenheimer Real Asset Fund may not be exchanged for shares of any other fund.
o     Class B, Class C and Class N shares of Oppenheimer Cash Reserves are generally available only by exchange from the same class of shares of other Oppenheimer funds or through OppenheimerFunds-sponsored 401(k)
      plans.
o     Class M shares of Oppenheimer Convertible Securities Fund may be exchanged only for Class A shares of other Oppenheimer funds. They may not be acquired by exchange of shares of any class of any other
      Oppenheimer funds except Class A shares of Oppenheimer Money Market
      Fund or Oppenheimer Cash Reserves acquired by exchange of Class M shares.
o     Class A shares of Oppenheimer funds may be exchanged at net asset value for shares of any money market fund offered by the Distributor. Shares of any money market fund purchased without a sales charge may be exchanged for shares of Oppenheimer funds offered with a sales charge upon payment of the sales charge. They may also be used to purchase shares of Oppenheimer funds subject to an early withdrawal charge or contingent deferred sales charge.
o     Shares of the Fund acquired by reinvestment of dividends or distributions from any of the other Oppenheimer funds or from any unit investment trust for which reinvestment arrangements have been made with the Distributor may be exchanged at net asset value for shares of any of the Oppenheimer funds.
o     Shares of Oppenheimer Principal Protected Main Street Fund may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund until after the expiration of the warranty period
      (8/5/2010).
o     Shares of Oppenheimer Principal Protected Main Street Fund II may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund II until after the expiration of the warranty period
      (3/3/2011).
o     Shares of Oppenheimer Principal Protected Main Street Fund III may be
      exchanged at net asset value for shares of any of the Oppenheimer funds. However, shareholders are not permitted to exchange shares of other Oppenheimer funds for shares of Oppenheimer Principal Protected
      Main Street Fund III until after the expiration of the warranty period
      (12/6/2011).

      The Fund may amend, suspend or terminate the exchange privilege at any time. Although the Fund may impose these changes at any time, it will provide you with notice of those changes whenever it is required to do so by applicable law. It may be required to provide 60 days' notice prior to materially amending or terminating the exchange privilege. That 60 day notice is not required in extraordinary circumstances.

      |X|   How Exchanges Affect Contingent Deferred Sales Charges. No
contingent deferred sales charge is imposed on exchanges of shares of any class purchased subject to a contingent deferred sales charge, with the following exceptions:

o     When Class A shares of any Oppenheimer fund (other than Rochester
National Municipals and Rochester Fund Municipals) acquired by exchange of
Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 18 months measured from the beginning of the calendar month of the initial purchase of the exchanged
Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     When Class A shares of Rochester National Municipals and Rochester Fund
Municipals acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within 24 months of the beginning of the calendar month of the initial purchase of the exchanged Class A shares, the Class A contingent deferred sales charge is imposed on the redeemed shares.

o     If any Class A shares of another Oppenheimer fund that are exchanged for Class A shares of Oppenheimer Senior Floating Rate Fund are subject to the Class A contingent deferred sales charge of the other Oppenheimer fund at the time of exchange, the holding period for that Class A contingent deferred sales charge will carry over to the Class A shares of Oppenheimer Senior
Floating Rate Fund acquired in the exchange. The Class A shares of
Oppenheimer Senior Floating Rate Fund acquired in that exchange will be subject to the Class A Early Withdrawal Charge of Oppenheimer Senior Floating
Rate Fund if they are repurchased before the expiration of the holding period.

o     When Class A shares of Oppenheimer Cash Reserves and Oppenheimer Money
Market Fund, Inc. acquired by exchange of Class A shares of any Oppenheimer fund purchased subject to a Class A contingent deferred sales charge are redeemed within the Class A holding period of the fund from which the shares were exchanged, the Class A contingent deferred sales charge of the fund from which the shares were exchanged is imposed on the redeemed shares.

o     Except with respect to the Class B shares described in the next two paragraphs, the contingent deferred sales charge is imposed on Class B shares acquired by exchange if they are redeemed within six years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Limited-Term Government Fund, Limited
Term Municipal Fund, Limited Term New York Municipal Fund and Oppenheimer
Senior Floating Rate Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of the initial purchase of the exchanged Class B shares.

o     With respect to Class B shares of Cash Reserves that were acquired through the exchange of Class B shares initially purchased in the Oppenheimer
Capital Preservation Fund, the Class B contingent deferred sales charge is imposed on the acquired shares if they are redeemed within five years of that initial purchase.

o     With respect to Class C shares, the Class C contingent deferred sales charge is imposed on Class C shares acquired by exchange if they are redeemed within 12 months of the initial purchase of the exchanged Class C shares.

o     With respect to Class N shares, a 1% contingent deferred sales charge will be imposed if the retirement plan (not including IRAs and 403(b) plans)
is terminated or Class N shares of all Oppenheimer funds are terminated as an investment option of the plan and Class N shares are redeemed within 18 months after the plan's first purchase of Class N shares of any Oppenheimer fund or with respect to an individual retirement plan or 403(b) plan, Class N shares are redeemed within 18 months of the plan's first purchase of Class N shares of any Oppenheimer fund.

o     When Class B, Class C or Class N shares are redeemed to effect an exchange, the priorities described in "How To Buy Shares" in the Prospectus for the imposition of the Class B, Class C or Class N or contingent deferred sales charge will be followed in determining the order in which the shares are exchanged. Before exchanging shares, shareholders should take into account how the exchange may affect any contingent deferred sales charge that might be imposed in the subsequent redemption of remaining shares.

      Shareholders owning shares of more than one class must specify which class of shares they wish to exchange.

      |X|   Limits on Multiple Exchange Orders. The Fund reserves the right to reject telephone or written exchange requests submitted in bulk by anyone on behalf of more than one account.

      |X|   Telephone Exchange Requests. When exchanging shares by telephone, a shareholder must have an existing account in the fund to which the exchange is to be made. Otherwise, the investors must obtain a prospectus of that fund before the exchange request may be submitted. If all telephone lines are busy
(which might occur, for example, during periods of substantial market fluctuations), shareholders might not be able to request exchanges by telephone and would have to submit written exchange requests.

|X|   Processing Exchange Requests. Shares to be exchanged are redeemed on the regular business day the Transfer Agent receives an exchange request in proper form (the "Redemption Date"). Normally, shares of the fund to be acquired are purchased on the Redemption Date, but such purchases may be delayed by either fund up to five business days if it determines that it would be disadvantaged by an immediate transfer of the redemption proceeds.
The Fund reserves the right, in its discretion, to refuse any exchange request that may disadvantage it. For example, if the receipt of multiple exchange requests from a dealer might require the disposition of portfolio securities at a time or at a price that might be disadvantageous to the Fund, the Fund may refuse the request.

      When you exchange some or all of your shares from one fund to another, any special account feature such as an Asset Builder Plan or Automatic
Withdrawal Plan, will be switched to the new fund account unless you tell the
Transfer Agent not to do so. However, special redemption and exchange features such as Automatic Exchange Plans and Automatic Withdrawal Plans
cannot be switched to an account in Oppenheimer Senior Floating Rate Fund.

      In connection with any exchange request, the number of shares exchanged may be less than the number requested if the exchange or the number requested would include shares subject to a restriction cited in the Prospectus or this
Statement of Additional Information, or would include shares covered by a share certificate that is not tendered with the request. In those cases, only the shares available for exchange without restriction will be exchanged.

      The different Oppenheimer funds available for exchange have different investment objectives, policies and risks. A shareholder should assure that the fund selected is appropriate for his or her investment and should be aware of the tax consequences of an exchange. For federal income tax purposes, an exchange transaction is treated as a redemption of shares of one fund and a purchase of shares of another. "Reinvestment Privilege," above, discusses some of the tax consequences of reinvestment of redemption proceeds in such cases. The Fund, the Distributor, and the Transfer Agent are unable to provide investment, tax or legal advice to a shareholder in connection with an exchange request or any other investment transaction.

Dividends, Capital Gains and Taxes

Dividends and Distributions. The Fund has no fixed dividend rate and there can be no assurance as to the payment of any dividends or the realization of any capital gains. The dividends and distributions paid by a class of shares will vary from time to time depending on market conditions, the composition of the Fund's portfolio, and expenses borne by the Fund or borne separately by a class. Dividends are calculated in the same manner, at the same time, and on the same day for each class of shares. However, dividends on Class B,
Class C and Class N shares are expected to be lower than dividends on Class A shares.  That is because of the effect of the asset-based sales charge on
Class B, Class C and Class N shares.  Those dividends will also differ in amount as a consequence of any difference in the net asset values of the different classes of shares.

      Dividends, distributions and proceeds of the redemption of Fund shares represented by checks returned to the Transfer Agent by the Postal Service as undeliverable will be invested in shares of Oppenheimer Money Market Fund,
Inc. Reinvestment will be made as promptly as possible after the return of such checks to the Transfer Agent, to enable the investor to earn a return on otherwise idle funds. Unclaimed accounts may be subject to state escheatment laws, and the Fund and the Transfer Agent will not be liable to shareholders or their representatives for compliance with those laws in good faith.

Tax Status of the Fund's Dividends, Distributions and Redemptions of Shares.
The federal tax treatment of the Fund's dividends and capital gains distributions is briefly highlighted in the Prospectus. The following is only a summary of certain additional tax considerations generally affecting the
Fund and its shareholders.

      The tax discussion in the Prospectus and this Statement of Additional
Information is based on tax law in effect on the date of the Prospectus and this Statement of Additional Information. Those laws and regulations may be changed by legislative, judicial, or administrative action, sometimes with retroactive effect. State and local tax treatment of ordinary income dividends and capital gain dividends from regulated investment companies may differ from the treatment under the Internal Revenue Code described below.
Potential purchasers of shares of the Fund are urged to consult their tax advisers with specific reference to their own tax circumstances as well as the consequences of federal, state and local tax rules affecting an investment in the Fund.

|X|   Qualification as a Regulated Investment Company. The Fund has elected to be taxed as a regulated investment company under Subchapter M of the
Internal Revenue Code of 1986, as amended. As a regulated investment company, the Fund is not subject to federal income tax on the portion of its net investment income (that is, taxable interest, dividends, and other taxable ordinary income, net of expenses) and capital gain net income (that is, the excess of net long-term capital gains over net short-term capital losses)
that it distributes to shareholders. That qualification enables the Fund to
"pass through" its income and realized capital gains to shareholders without having to pay tax on them. This avoids a "double tax" on that income and capital gains, since shareholders normally will be taxed on the dividends and capital gains they receive from the Fund (unless their Fund shares are held in a retirement account or the shareholder is otherwise exempt from tax).

      The Internal Revenue Code contains a number of complex tests relating to qualification that the Fund might not meet in a particular year. If it did not qualify as a regulated investment company, the Fund would be treated for tax purposes as an ordinary corporation and would receive no tax deduction for payments made to shareholders.

      To qualify as a regulated investment company, the Fund must distribute at least 90% of its investment company taxable income (in brief, net investment income and the excess of net short-term capital gain over net long-term capital loss) for the taxable year. The Fund must also satisfy certain other requirements of the Internal Revenue Code, some of which are described below. Distributions by the Fund made during the taxable year or, under specified circumstances, within 12 months after the close of the taxable year, will be considered distributions of income and gains for the taxable year and will therefore count toward satisfaction of the above-mentioned requirement.

      To qualify as a regulated investment company, the Fund must derive at least 90% of its gross income from dividends, interest, certain payments with respect to securities loans, gains from the sale or other disposition of stock or securities or foreign currencies (to the extent such currency gains are directly related to the regulated investment company's principal business of investing in stock or securities) and certain other income.

      In addition to satisfying the requirements described above, the Fund must satisfy an asset diversification test in order to qualify as a regulated investment company. Under that test, at the close of each quarter of the
Fund's taxable year, at least 50% of the value of the Fund's assets must consist of cash and cash items (including receivables), U.S. government securities, securities of other regulated investment companies, and securities of other issuers. As to each of those issuers, the Fund must not have invested more than 5% of the value of the Fund's total assets in securities of each such issuer and the Fund must not hold more than 10% of the outstanding voting securities of each such issuer. No more than 25% of the value of its total assets may be invested in the securities of any one issuer (other than U.S. government securities and securities of other regulated investment companies), or in two or more issuers which the Fund controls and which are engaged in the same or similar trades or businesses.
For purposes of this test, obligations issued or guaranteed by certain agencies or instrumentalities of the U.S. government are treated as U.S.
government securities.

|X|   Excise Tax on Regulated Investment Companies. Under the Internal
Revenue Code, by December 31 each year, the Fund must distribute 98% of its taxable investment income earned from January 1 through December 31 of that year and 98% of its capital gains realized in the period from November 1 of the prior year through October 31 of the current year. If it does not, the
Fund must pay an excise tax on the amounts not distributed. It is presently anticipated that the Fund will meet those requirements. To meet this requirement, in certain circumstances the Fund might be required to liquidate portfolio investments to make sufficient distributions to avoid excise tax liability. However, the Board of Trustees and the Manager might determine in a particular year that it would be in the best interests of shareholders for the Fund not to make such distributions at the required levels and to pay the excise tax on the undistributed amounts. That would reduce the amount of income or capital gains available for distribution to shareholders.

|X|   Taxation of Fund Distributions. The Fund anticipates distributing substantially all of its investment company taxable income for each taxable year. Those distributions will be taxable to shareholders as ordinary income and treated as dividends for federal income tax purposes.

      Special provisions of the Internal Revenue Code govern the eligibility of the Fund's dividends for the dividends-received deduction for corporate shareholders. Long-term capital gains distributions are not eligible for the deduction. The amount of dividends paid by the Fund that may qualify for the deduction is limited to the aggregate amount of qualifying dividends that the
Fund derives from portfolio investments that the Fund has held for a minimum period, usually 46 days. A corporate shareholder will not be eligible for the deduction on dividends paid on Fund shares held for 45 days or less. To the extent the Fund's dividends are derived from gross income from option premiums, interest income or short-term gains from the sale of securities or dividends from foreign corporations, those dividends will not qualify for the deduction.

      The Fund may either retain or distribute to shareholders its net capital gain for each taxable year. The Fund currently intends to distribute any such amounts. If net long term capital gains are distributed and designated as a capital gain distribution, it will be taxable to shareholders as a long-term capital gain and will be properly identified in reports sent to shareholders in January of each year. Such treatment will apply no matter how long the shareholder has held his or her shares or whether that gain was recognized by the Fund before the shareholder acquired his or her shares.

      If the Fund elects to retain its net capital gain, the Fund will be subject to tax on it at the 35% corporate tax rate. If the Fund elects to retain its net capital gain, the Fund will provide to shareholders of record on the last day of its taxable year information regarding their pro rata share of the gain and tax paid. As a result, each shareholder will be required to report his or her pro rata share of such gain on their tax return as long-term capital gain, will receive a refundable tax credit for his/her pro rata share of tax paid by the Fund on the gain, and will increase the tax basis for his/her shares by an amount equal to the deemed distribution less the tax credit.

      Investment income that may be received by the Fund from sources within foreign countries may be subject to foreign taxes withheld at the source. The
United States has entered into tax treaties with many foreign countries which entitle the Fund to a reduced rate of, or exemption from, taxes on such income.

      Distributions by the Fund that do not constitute ordinary income dividends or capital gain distributions will be treated as a return of capital to the extent of the shareholder's tax basis in their shares. Any excess will be treated as gain from the sale of those shares, as discussed below. Shareholders will be advised annually as to the U.S. federal income tax consequences of distributions made (or deemed made) during the year. If prior distributions made by the Fund must be re-characterized as a non-taxable return of capital at the end of the fiscal year as a result of the effect of the Fund's investment policies, they will be identified as such in notices sent to shareholders.

      Distributions by the Fund will be treated in the manner described above regardless of whether the distributions are paid in cash or reinvested in additional shares of the Fund (or of another fund). Shareholders receiving a distribution in the form of additional shares will be treated as receiving a distribution in an amount equal to the fair market value of the shares received, determined as of the reinvestment date.

      The Fund will be required in certain cases to withhold 28% of ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any shareholder (1) who has failed to provide a correct taxpayer identification number or to properly certify that number
-------
when required, (2) who is subject to backup withholding for failure to report the receipt of interest or dividend income properly, or (3) who has failed to certify to the Fund that the shareholder is not subject to backup withholding or is an "exempt recipient" (such as a corporation). Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

|X|   Tax Effects of Redemptions of Shares. If a shareholder redeems all or a portion of his/her shares, the shareholder will recognize a gain or loss on the redeemed shares in an amount equal to the difference between the proceeds of the redeemed shares and the shareholder's adjusted tax basis in the shares. All or a portion of any loss recognized in that manner may be disallowed if the shareholder purchases other shares of the Fund within 30 days before or after the redemption.

      In general, any gain or loss arising from the redemption of shares of the Fund will be considered capital gain or loss, if the shares were held as a capital asset. It will be long-term capital gain or loss if the shares were held for more than one year. However, any capital loss arising from the redemption of shares held for six months or less will be treated as a long-term capital loss to the extent of the amount of capital gain dividends received on those shares. Special holding period rules under the Internal
Revenue Code apply in this case to determine the holding period of shares and there are limits on the deductibility of capital losses in any year.

|X|   Foreign Shareholders. Under U.S. tax law, taxation of a shareholder who is a foreign person (to include, but not limited to, a nonresident alien individual, a foreign trust, a foreign estate, a foreign corporation, or a foreign partnership) primarily depends on whether the foreign person's income from the Fund is effectively connected with the conduct of a U.S. trade or business. Typically, ordinary income dividends paid from a mutual fund are not considered "effectively connected" income.

      Ordinary income dividends that are paid by the Fund (and are deemed not
"effectively connected income") to foreign persons will be subject to a U.S.
tax withheld by the Fund at a rate of 30%, provided the Fund obtains a properly completed and signed Certificate of Foreign Status. The tax rate may be reduced if the foreign person's country of residence has a tax treaty with the U.S. allowing for a reduced tax rate on ordinary income dividends paid by the Fund. Any tax withheld by the Fund is remitted by the Fund to the U.S.
Treasury and all income and any tax withheld is identified in reports mailed to shareholders in March of each year with a copy sent to the IRS.

      If the ordinary income dividends from the Fund are effectively
                                                     ---
connected with the conduct of a U.S. trade or business, then the foreign person may claim an exemption from the U.S. tax described above provided the
Fund obtains a properly completed and signed Certificate of Foreign Status.
If the foreign person fails to provide a certification of his/her foreign status, the Fund will be required to withhold U.S. tax at a rate of 28% on ordinary income dividends, capital gains distributions and the proceeds of the redemption of shares, paid to any foreign person. Any tax withheld by the
Fund is remitted by the Fund to the U.S. Treasury and all income and any tax withheld is identified in reports mailed to shareholders in January of each year with a copy sent to the IRS.

      The tax consequences to foreign persons entitled to claim the benefits of an applicable tax treaty may be different from those described herein.
Foreign shareholders are urged to consult their own tax advisors or the U.S.
Internal Revenue Service with respect to the particular tax consequences to them of an investment in the Fund, including the applicability of the U.S.
withholding taxes described above.

Dividend Reinvestment in Another Fund. Shareholders of the Fund may elect to reinvest all dividends and/or capital gains distributions in shares of the same class of any of the other Oppenheimer funds listed above. Reinvestment will be made without sales charge at the net asset value per share in effect at the close of business on the payable date of the dividend or distribution.
To elect this option, the shareholder must notify the Transfer Agent in writing and must have an existing account in the fund selected for reinvestment. Otherwise the shareholder first must obtain a prospectus for that fund and an application from the Distributor to establish an account.
Dividends and/or distributions from shares of certain other Oppenheimer funds
(other than Oppenheimer Cash Reserves) may be invested in shares of this Fund on the same basis.

Additional Information About the Fund

The Distributor. The Fund's shares are sold through dealers, brokers and other financial institutions that have a sales agreement with
OppenheimerFunds Distributor, Inc., a subsidiary of the Manager that acts as the Fund's Distributor. The Distributor also distributes shares of the other
Oppenheimer funds and is sub-distributor for funds managed by a subsidiary of the Manager.

The Transfer Agent. OppenheimerFunds Services, the Fund's Transfer Agent, is
a division of the Manager. It is responsible for maintaining the Fund's shareholder registry and shareholder accounting records, and for paying dividends and distributions to shareholders. It also handles shareholder servicing and administrative functions. It serves as the Transfer Agent for an annual per account fee. It also acts as shareholder servicing agent for the other Oppenheimer funds. Shareholders should direct inquiries about their accounts to the Transfer Agent at the address and toll-free numbers shown on the back cover.

The Custodian.  Citibank N.A. is the custodian of the Fund's assets. The custodian's responsibilities include safeguarding and controlling the Fund's portfolio securities and handling the delivery of such securities to and from the Fund. It is the practice of the Fund to deal with the custodian in a manner uninfluenced by any banking relationship the custodian may have with the Manager and its affiliates. The Fund's cash balances with the custodian in excess of $100,000 are not protected by federal deposit insurance. Those uninsured balances at times may be substantial.

Independent Registered Public Accounting Firm. Ernst & Young LLP serves as the Independent Registered Public Accounting Firm for the Fund.  Ernst &
Young LLP audits the Fund's financial statements and performs other related audit services.  Ernst & Young LLP also acts as the independent registered public accounting firm for certain other funds advised by the Manager and its affiliates.  Audit and non-audit services provided by Ernst & Young LLP to the Fund must be pre-approved by the Audit Committee.

           Report of Independent Registered Public Accounting Firm

To the Shareholder and
Board of Trustees of
Oppenheimer Dividend Growth Fund

We have  audited  the  accompanying  statement  of assets and  liabilities  of
Oppenheimer  Dividend  Growth  Fund  (the  "Fund")  as of  May 4,  2005.  This
statement  of assets  and  liabilities  is the  responsibility  of the  Fund's management.  Our  responsibility is to express an opinion on this statement of assets and liabilities based on our audit.

We conducted our audit in accordance  with the standards of the Public Company
Accounting  Oversight Board (United States).  Those standards  require that we plan and perform the audit to obtain  reasonable  assurance  about whether the statement of assets and liabilities is free of material misstatement.  We were not engaged to perform an audit of the Fund's internal  control over financial
reporting.   Our  audit  included   consideration  of  internal  control  over
financial  reporting  as a basis  for  designing  audit  procedures  that  are appropriate  in the  circumstances,  but not for the purpose of  expressing an opinion on the  effectiveness  of the Fund's  internal  control over financial reporting.  Accordingly,  we express no such  opinion.  An audit also includes examining,  on a test basis,  evidence  supporting the amounts and disclosures
in  the  statement  of  asset  and   liabilities,   assessing  the  accounting
principles used and significant  estimates made by management,  and evaluating the overall statement of assets and liabilities presentation.  We believe that our audit provides a reasonable basis for our opinion.

In our  opinion,  the  statement of assets and  liabilities  referred to above
presents  fairly,  in  all  material  respects,   the  financial  position  of
Oppenheimer  Dividend  Growth  Fund at May 4, 2005,  in  conformity  with U.S.
generally accepted accounting principles.

/s/Ernst & Young LLP
---------------------------
 ERNST & YOUNG LLP

New York, New York
May 13, 2005

                       Oppenheimer Dividend Growth Fund

                     Statement of Assets and Liabilities
                                 May 4, 2005

ASSETS:
Cash                                       $102,000

LIABILITIES:                                     --
                                     --------------

Net Asets                                  $102,000
                                     ==============

                                                      Class A   Class B  Class C

NET ASSETS - Applicable to 10,000
Class A shares, 100 Class B shares
and 100 Class C shares of
beneficial interest outstanding,
$.001 par value, unlimited shares          $102,000  $100,000    $1,000   $1,000
                                     ==============
authorized

NET ASSET VALUE PER SHARE (net
assets divided by 10,000, 100 and
100 shares of beneficial interest
of Class A, B and C, respectively)                    $10.000   $10.000  $10.000

MAXIMUM OFFERING PRICE PER SHARE
(net asset value plus sales charge
of 5.75% of offering price for                         $10.61    $10.00   $10.00
Class A shares)

Notes to Statement of Assets and Liabilities:

Note 1.  Organization

Oppenheimer  Dividend  Growth Fund (the  "Fund") was  organized  as a business trust  in  the  Commonwealth  of  Massachusetts  on  February  2,  2005  as  a
diversified,  open-end  management  investment  company  registered  under the
Investment  Company Act of 1940,  as amended.  The Fund has had no  operations through May 4, 2005 other than those  relating to  organizational  matters and the sale and  issuance  of 10,000  Class A shares,  100 Class B shares and 100
Class C shares of beneficial interest to OppenheimerFunds,  Inc. ("OFI" or the
"Adviser").

On February 17,  2005,  the Fund's  Board of Trustees  approved an  Investment
Advisory   Agreement   with   OFI   and   a   Distributor's   Agreement   with
OppenheimerFunds   Distributor,   Inc.  ("OFDI"  or  the   "Distributor"),   a
wholly-owned subsidiary of OFI.

The Fund seeks to maximize total return through both the capital  appreciation and income.

The Fund offers  Class A, Class B and Class C shares of  beneficial  interest.
Class A shares are sold at their offering  price,  which is normally net asset value plus a front-end  sales  charge.  Class B and Class C shares are sold at net asset value,  without a front-end  sales  charge,  but may be subject to a contingent deferred sales charge (CDSC).

Note 2.  Significant Accounting Policies

OFI has directly  assumed all  organization  and initial offering costs of the
Fund, which are estimated at $75,000.

The  Fund's  financial   statements  are  prepared  in  conformity  with  U.S.
generally  accepted  accounting  principles,  which  may  require  the  use of management  estimates and assumptions.  Actual results could differ from those estimates.

The Fund  intends to comply in its  initial  fiscal year and  thereafter  with provisions of the Internal  Revenue Code  applicable  to regulated  investment companies  and as  such,  will  not be  subject  to  federal  income  taxes on otherwise  taxable income  (including net realized capital gains)  distributed to shareholders.
Note 3.  Fees and Other Transactions with Affiliated Parties

The Fund will pay the Adviser an advisory fee at an annual rate that  declines as the Fund's  assets grow.  The Fund will pay 0.65% of the first $200 million of average  daily net assets,  0.625% of the next $200  million,  0.60% of the next $200  million,  0.575% of the next $200  million,  0.55% of the next $200 million and 0.50% of average daily net assets over $1 billion.

OppenheimerFunds  Services  ("OFS"),  a division of the  Adviser,  acts as the transfer and  shareholder  servicing agent for the Fund. The Fund will pay OFS a  per  account  fee.  OFS  has  voluntarily  agreed  to  limit  transfer  and shareholder  servicing  agent fees paid directly by the Fund to an annual rate of 0.35% of the average daily net assets of each class.

OFDI acts as the principal  underwriter in the continuous  public  offering of shares of the  Fund.  The Fund has  adopted a Service  Plan for Class A shares that will  reimburse the  Distributor  for a portion of its costs incurred for services  provided to accounts  that hold Class A shares.  Reimbursement  will be made  quarterly  at an  annual  rate of up to 0.25% of  average  daily  net assets of Class A shares. The Fund has adopted  Distribution and Service Plans for  Class B and  Class C  shares.  Under  the  plans,  the Fund  will pay the
Distributor an annual  asset-based  sales charge of 0.75% of average daily net assets of Class B and  Class C shares.  The  Distributor  will also  receive a service fee of up to 0.25% of average  daily net assets of Class B and Class C shares under the plans.

Note 4.  Pending Litigation

A  consolidated  amended  complaint has been filed as putative  derivative and class actions against the Adviser, OFS and the Distributor (collectively,  the
"Oppenheimer   defendants"),   as  well  as  51  of  the   Oppenheimer   funds
(collectively,  the "funds" as "Nominal  Defendants")  not including the Fund,
30 present  and former  Directors  or  Trustees  and eight  present and former officers of the funds.  This complaint,  initially filed in the U.S.  District
Court for the  Southern  District  of New York on January 10, 2005 and amended on March 4, 2005,  consolidates into a single action and amends six individual previously-filed  putative derivative and class action complaints.  Like those prior  complaints,  the complaint  alleges that the Adviser charged  excessive fees for distribution and other costs,  improperly used assets of the funds in the form of directed  brokerage  commissions  and 12b-1 fees to pay brokers to promote sales of the funds, and failed to properly  disclose the use of assets of the funds to make those  payments in  violation of the  Investment  Company
Act of 1940 and the Investment  Advisers Act of 1940.  Also,  like those prior
complaints,   the  complaint   further  alleges  that  by  permitting   and/or
participating  in  those  actions,  the  Directors/Trustees  and the  Officers breached  their  fiduciary  duties  to  shareholders  of the  funds  under the
Investment  Company  Act of  1940  and at  common  law.  The  complaint  seeks unspecified  compensatory  and  punitive  damages,  rescission  of the  funds'
investment advisory  agreements,  an accounting of all fees paid, and an award of attorneys' fees and litigation expenses.

The  Oppenheimer  defendants  believe  that the  allegations  contained in the
Complaints  are  without  merit  and that  they,  the funds  named as  Nominal
Defendants,  and  the  directors/trustees  of  those  funds  have  meritorious defenses against the claims  asserted.  The Oppenheimer  defendants  intend to defend these  lawsuits  vigorously and to contest any claimed  liability.  The
Oppenheimer  defendants  believe that it is premature to render any opinion as to the  likelihood of an outcome  unfavorable to them and that no estimate can yet be made with any  degree  of  certainty  as to the  amount or range of any potential loss.

                                  Appendix A

                           Industry Classifications

Aerospace & Defense                  Household Products
Air Freight & Couriers               Industrial Conglomerates
Airlines                             Insurance
Auto Components                      Internet & Catalog Retail
Automobiles                          Internet Software & Services
Beverages                            IT Services
Biotechnology                        Leisure Equipment & Products
Building Products                    Machinery
Chemicals                            Marine
Consumer Finance                     Media
Commercial Banks                     Metals & Mining
Commercial Services & Supplies       Multiline Retail
Communications Equipment             Multi-Utilities
Computers & Peripherals              Office Electronics
Construction & Engineering           Oil & Gas
Construction Materials               Paper & Forest Products
Containers & Packaging               Personal Products
Distributors                         Pharmaceuticals
Diversified Financial Services       Real Estate
Diversified Telecommunication        Road & Rail
Services
Electric Utilities                   Semiconductors and Semiconductor
                                     Equipment
Electrical Equipment                 Software
Electronic Equipment & Instruments   Specialty Retail
Energy Equipment & Services          Textiles, Apparel & Luxury Goods
Food & Staples Retailing             Thrifts & Mortgage Finance
Food Products                        Tobacco
Gas Utilities                        Trading Companies & Distributors
Health Care Equipment & Supplies     Transportation Infrastructure
Health Care Providers & Services     Water Utilities
Hotels Restaurants & Leisure         Wireless Telecommunication Services
Household Durables

(1) Certain waivers also apply to Class M shares of Oppenheimer Convertible
Securities Fund.
(2) In the case of Oppenheimer Senior Floating Rate Fund, a
continuously-offered closed-end fund, references to contingent deferred sales charges mean the Fund's Early Withdrawal Charges and references to
"redemptions" mean "repurchases" of shares.
(3) An "employee benefit plan" means any plan or arrangement, whether or not it is "qualified" under the Internal Revenue Code, under which Class N shares of an Oppenheimer fund or funds are purchased by a fiduciary or other administrator for the account of participants who are employees of a single employer or of affiliated employers. These may include, for example, medical savings accounts, payroll deduction plans or similar plans. The fund accounts must be registered in the name of the fiduciary or administrator purchasing the shares for the benefit of participants in the plan.
(4) The term "Group Retirement Plan" means any qualified or non-qualified retirement plan for employees of a corporation or sole proprietorship, members and employees of a partnership or association or other organized group of persons (the members of which may include other groups), if the group has made special arrangements with the Distributor and all members of the group participating in (or who are eligible to participate in) the plan purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution designated by the group. Such plans include 457 plans, SEP-IRAs, SARSEPs, SIMPLE plans and 403(b) plans other than plans for public school employees. The term "Group Retirement
Plan" also includes qualified retirement plans and non-qualified deferred compensation plans and IRAs that purchase shares of an Oppenheimer fund or funds through a single investment dealer, broker or other financial institution that has made special arrangements with the Distributor.
(5) However, that concession will not be paid on purchases of shares in amounts of $1 million or more (including any right of accumulation) by a
Retirement Plan that pays for the purchase with the redemption proceeds of
Class C shares of one or more Oppenheimer funds held by the Plan for more than one year.
(6) This provision does not apply to IRAs.
(7) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.
(8) The distribution must be requested prior to Plan termination or the elimination of the Oppenheimer funds as an investment option under the Plan.
(9) This provision does not apply to IRAs.
(10) This provision does not apply to loans from 403(b)(7) custodial plans and loans from the OppenheimerFunds-sponsored Single K retirement plan.
(11) This provision does not apply to 403(b)(7) custodial plans if the participant is less than age 55, nor to IRAs.

                                  Appendix B

OppenheimerFunds Special Sales Charge Arrangements and Waivers
--------------------------------------------------------------

In certain cases, the initial sales charge that applies to purchases of Class
A shares(1) of the Oppenheimer funds or the contingent deferred sales charge that may apply to Class A, Class B or Class C shares may be waived.(2)  That is because of the economies of sales efforts realized by OppenheimerFunds
Distributor, Inc., (referred to in this document as the "Distributor"), or by dealers or other financial institutions that offer those shares to certain classes of investors.

Not all waivers apply to all funds. For example, waivers relating to
Retirement Plans do not apply to Oppenheimer municipal funds, because shares of those funds are not available for purchase by or on behalf of retirement plans. Other waivers apply only to shareholders of certain funds.

For the purposes of some of the waivers described below and in the Prospectus and Statement of Additional Information of the applicable Oppenheimer funds, the term "Retirement Plan" refers to the following types of plans:
         1) plans qualified under Sections 401(a) or 401(k) of the Internal
            Revenue Code,
         2) non-qualified deferred compensation plans,
         3) employee benefit plans(3)
         4) Group Retirement Plans(4)
         5) 403(b)(7) custodial plan accounts
         6) Individual Retirement Accounts ("IRAs"), including traditional
            IRAs, Roth IRAs, SEP-IRAs, SARSEPs or SIMPLE plans

The interpretation of these provisions as to the applicability of a special arrangement or waiver in a particular case is in the sole discretion of the
Distributor or the transfer agent (referred to in this document as the
"Transfer Agent") of the particular Oppenheimer fund. These waivers and special arrangements may be amended or terminated at any time by a particular fund, the Distributor, and/or OppenheimerFunds, Inc. (referred to in this document as the "Manager").

Waivers that apply at the time shares are redeemed must be requested by the shareholder and/or dealer in the redemption request.

I.Applicability of Class A Contingent Deferred Sales Charges in Certain Cases
------------------------------------------------------------------------------

Purchases of Class A Shares of Oppenheimer Funds That Are Not Subject to
Initial Sales Charge but May Be Subject to the Class A Contingent Deferred
Sales Charge (unless a waiver applies).

      There is no initial sales charge on purchases of Class A shares of any of the Oppenheimer funds in the cases listed below. However, these purchases may be subject to the Class A contingent deferred sales charge if redeemed within 18 months (24 months in the case of Oppenheimer Rochester National
Municipals and Rochester Fund Municipals) of the beginning of the calendar month of their purchase, as described in the Prospectus (unless a waiver described elsewhere in this Appendix applies to the redemption).
Additionally, on shares purchased under these waivers that are subject to the
Class A contingent deferred sales charge, the Distributor will pay the applicable concession described in the Prospectus under "Class A Contingent
Deferred Sales Charge."(5) This waiver provision applies to:
|_|   Purchases of Class A shares aggregating $1 million or more.
|_|   Purchases of Class A shares by a Retirement Plan that was permitted to purchase such shares at net asset value but subject to a contingent deferred sales charge prior to March 1, 2001. That included plans
         (other than IRA or 403(b)(7) Custodial Plans) that: 1) bought shares costing $500,000 or more, 2) had at the time of purchase 100 or more eligible employees or total plan assets of $500,000 or more, or 3)
         certified to the Distributor that it projects to have annual plan purchases of $200,000 or more.
|_|   Purchases by an OppenheimerFunds-sponsored Rollover IRA, if the purchases are made:
         1) through a broker, dealer, bank or registered investment adviser that has made special arrangements with the Distributor for those purchases, or
         2) by a direct rollover of a distribution from a qualified
            Retirement Plan if the administrator of that Plan has made special arrangements with the Distributor for those purchases.
|_|   Purchases of Class A shares by Retirement Plans that have any of the following record-keeping arrangements:
         1) The record keeping is performed by Merrill Lynch Pierce Fenner &
            Smith, Inc. ("Merrill Lynch") on a daily valuation basis for the
            Retirement Plan. On the date the plan sponsor signs the
            record-keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets invested in (a) mutual funds, other than those advised or managed by Merrill Lynch
            Investment Management, L.P. ("MLIM"), that are made available under a Service Agreement between Merrill Lynch and the mutual fund's principal underwriter or distributor, and  (b)  funds advised or managed by MLIM (the funds described in (a) and (b)
            are referred to as "Applicable Investments").
         2) The record keeping for the Retirement Plan is performed on a daily valuation basis by a record keeper whose services are provided under a contract or arrangement between the Retirement
            Plan and Merrill Lynch. On the date the plan sponsor signs the record keeping service agreement with Merrill Lynch, the Plan must have $3 million or more of its assets (excluding assets invested in money market funds) invested in Applicable
            Investments.
         3) The record keeping for a Retirement Plan is handled under a service agreement with Merrill Lynch and on the date the plan sponsor signs that agreement, the Plan has 500 or more eligible employees (as determined by the Merrill Lynch plan conversion manager).

II.Waivers of Class A Sales Charges of Oppenheimer Funds
------------------------------------------------------------------------------

A. Waivers of Initial and Contingent Deferred Sales Charges for Certain
Purchasers.

Class A shares purchased by the following investors are not subject to any
Class A sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   The Manager or its affiliates.
|_|   Present or former officers, directors, trustees and employees (and their "immediate families") of the Fund, the Manager and its affiliates, and retirement plans established by them for their employees. The term "immediate family" refers to one's spouse, children, grandchildren, grandparents, parents, parents-in-law, brothers and sisters, sons- and daughters-in-law, a sibling's spouse, a spouse's siblings, aunts, uncles, nieces and nephews;
         relatives by virtue of a remarriage (step-children, step-parents, etc.) are included.
|_|   Registered management investment companies, or separate accounts of insurance companies having an agreement with the Manager or the
         Distributor for that purpose.
|_|   Dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees.
|_|   Employees and registered representatives (and their spouses) of dealers or brokers described above or financial institutions that have entered into sales arrangements with such dealers or brokers (and which are identified as such to the Distributor) or with the
         Distributor. The purchaser must certify to the Distributor at the time of purchase that the purchase is for the purchaser's own account (or for the benefit of such employee's spouse or minor children).
|_|   Dealers, brokers, banks or registered investment advisors that have entered into an agreement with the Distributor providing
         specifically for the use of shares of the Fund in particular investment products made available to their clients. Those clients may be charged a transaction fee by their dealer, broker, bank or advisor for the purchase or sale of Fund shares.
|_|   Investment advisors and financial planners who have entered into an agreement for this purpose with the Distributor and who charge an advisory, consulting or other fee for their services and buy shares for their own accounts or the accounts of their clients.
|_|   "Rabbi trusts" that buy shares for their own accounts, if the purchases are made through a broker or agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   Clients of investment advisors or financial planners (that have entered into an agreement for this purpose with the Distributor) who buy shares for their own accounts may also purchase shares without sales charge but only if their accounts are linked to a master account of their investment advisor or financial planner on the books and records of the broker, agent or financial intermediary with which the Distributor has made such special arrangements . Each of these investors may be charged a fee by the broker, agent or financial intermediary for purchasing shares.
|_|   Directors, trustees, officers or full-time employees of OpCap Advisors or its affiliates, their relatives or any trust, pension, profit sharing or other benefit plan which beneficially owns shares for those persons.
|_|   Accounts for which Oppenheimer Capital (or its successor) is the investment advisor (the Distributor must be advised of this arrangement) and persons who are directors or trustees of the company or trust which is the beneficial owner of such accounts.
|_|   A unit investment trust that has entered into an appropriate agreement with the Distributor.
|_|   Dealers, brokers, banks, or registered investment advisers that have entered into an agreement with the Distributor to sell shares to defined contribution employee retirement plans for which the dealer, broker or investment adviser provides administration services.
|_|   Retirement Plans and deferred compensation plans and trusts used to fund those plans (including, for example, plans qualified or created under sections 401(a), 401(k), 403(b) or 457 of the Internal Revenue
         Code), in each case if those purchases are made through a broker, agent or other financial intermediary that has made special arrangements with the Distributor for those purchases.
|_|   A TRAC-2000 401(k) plan (sponsored by the former Quest for Value
         Advisors) whose Class B or Class C shares of a Former Quest for
         Value Fund were exchanged for Class A shares of that Fund due to the termination of the Class B and Class C TRAC-2000 program on November
         24, 1995.
|_|   A qualified Retirement Plan that had agreed with the former Quest for
         Value Advisors to purchase shares of any of the Former Quest for
         Value Funds at net asset value, with such shares to be held through
         DCXchange, a sub-transfer agency mutual fund clearinghouse, if that arrangement was consummated and share purchases commenced by
         December 31, 1996.

B. Waivers of Initial and Contingent Deferred Sales Charges in Certain
Transactions.

Class A shares issued or purchased in the following transactions are not subject to sales charges (and no concessions are paid by the Distributor on such purchases):
|_|   Shares issued in plans of reorganization, such as mergers, asset acquisitions and exchange offers, to which the Fund is a party.
|_|   Shares purchased by the reinvestment of dividends or other distributions reinvested from the Fund or other Oppenheimer funds
         (other than Oppenheimer Cash Reserves) or unit investment trusts for which reinvestment arrangements have been made with the Distributor.
|_|   Shares purchased by the reinvestment of loan repayments by a participant in a Retirement Plan for which the Manager or an affiliate acts as sponsor.
|_|   Shares purchased in amounts of less than $5.

C. Waivers of the Class A Contingent Deferred Sales Charge for Certain
Redemptions.

The Class A contingent deferred sales charge is also waived if shares that would otherwise be subject to the contingent deferred sales charge are redeemed in the following cases:
|_|   To make Automatic Withdrawal Plan payments that are limited annually to no more than 12% of the account value adjusted annually.
|_|   Involuntary redemptions of shares by operation of law or involuntary redemptions of small accounts (please refer to "Shareholder Account
         Rules and Policies," in the applicable fund Prospectus).
|_|   For distributions from Retirement Plans, deferred compensation plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established.
         2) To return excess contributions.
         3) To return contributions made due to a mistake of fact.
         4) Hardship withdrawals, as defined in the plan.(6)
         5) Under a Qualified Domestic Relations Order, as defined in the
            Internal Revenue Code, or, in the case of an IRA, a divorce or separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.
         9) Separation from service.(7)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) if the plan has made special
            arrangements with the Distributor.
         11)      Plan termination or "in-service distributions," if the
            redemption proceeds are rolled over directly to an
            OppenheimerFunds-sponsored IRA.
|_|   For distributions from 401(k) plans sponsored by broker-dealers that have entered into a special agreement with the Distributor allowing this waiver.
|_|   For distributions from retirement plans that have $10 million or more in plan assets and that have entered into a special agreement with the Distributor.
|_|   For distributions from retirement plans which are part of a retirement plan product or platform offered by certain banks, broker-dealers, financial advisors, insurance companies or record keepers which have entered into a special agreement with the Distributor.
III.    Waivers of Class B, Class C and Class N Sales Charges of Oppenheimer
                                        Funds
--------------------------------------------------------------------------------

The Class B, Class C and Class N contingent deferred sales charges will not be applied to shares purchased in certain types of transactions or redeemed in certain circumstances described below.

A. Waivers for Redemptions in Certain Cases.

The Class B, Class C and Class N contingent deferred sales charges will be waived for redemptions of shares in the following cases:
|_|   Shares redeemed involuntarily, as described in "Shareholder Account
         Rules and Policies," in the applicable Prospectus.
|_|   Redemptions from accounts other than Retirement Plans following the death or disability of the last surviving shareholder. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security Administration.
|_|   The contingent deferred sales charges are generally not waived following the death or disability of a grantor or trustee for a trust account. The contingent deferred sales charges will only be waived in the limited case of the death of the trustee of a grantor trust or revocable living trust for which the trustee is also the sole beneficiary. The death or disability must have occurred after the account was established, and for disability you must provide evidence of a determination of disability by the Social Security
         Administration.
|_|   Distributions from accounts for which the broker-dealer of record has entered into a special agreement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares held by Retirement Plans whose records are maintained on a daily valuation basis by Merrill Lynch or an independent record keeper under a contract with Merrill Lynch.
|_|   Redemptions of Class C shares of Oppenheimer U.S. Government Trust from accounts of clients of financial institutions that have entered into a special arrangement with the Distributor for this purpose.
|_|   Redemptions requested in writing by a Retirement Plan sponsor of Class
         C shares of an Oppenheimer fund in amounts of $500,000 or more and made more than 12 months after the Retirement Plan's first purchase of Class C shares, if the redemption proceeds are invested in Class
         N shares of one or more Oppenheimer funds.
|_|   Distributions(8) from Retirement Plans or other employee benefit plans for any of the following purposes:
         1) Following the death or disability (as defined in the Internal
            Revenue Code) of the participant or beneficiary. The death or disability must occur after the participant's account was
            established in an Oppenheimer fund.
         2) To return excess contributions made to a participant's account.
         3) To return contributions made due to a mistake of fact.
         4) To make hardship withdrawals, as defined in the plan.(9)
         5) To make distributions required under a Qualified Domestic
            Relations Order or, in the case of an IRA, a divorce or
            separation agreement described in Section 71(b) of the Internal
            Revenue Code.
         6) To meet the minimum distribution requirements of the Internal
            Revenue Code.
         7) To make "substantially equal periodic payments" as described in
            Section 72(t) of the Internal Revenue Code.
         8) For loans to participants or beneficiaries.(10)
         9) On account of the participant's separation from service.(11)
         10)      Participant-directed redemptions to purchase shares of a
            mutual fund (other than a fund managed by the Manager or a subsidiary of the Manager) offered as an investment option in a
            Retirement Plan if the plan has made special arrangements with the Distributor.
         11)      Distributions made on account of a plan termination or
            "in-service" distributions, if the redemption proceeds are rolled over directly to an OppenheimerFunds-sponsored IRA.
         12)      For distributions from a participant's account under an
            Automatic Withdrawal Plan after the participant reaches age 59 1/2, as long as the aggregate value of the distributions does not exceed 10% of the account's value, adjusted annually.
         13)      Redemptions of Class B shares under an Automatic Withdrawal
            Plan for an account other than a Retirement Plan, if the
            aggregate value of the redeemed shares does not exceed 10% of the account's value, adjusted annually.
         14)      For distributions from 401(k) plans sponsored by
            broker-dealers that have entered into a special arrangement with the Distributor allowing this waiver.
|_|   Redemptions of Class B shares or Class C shares under an Automatic
         Withdrawal Plan from an account other than a Retirement Plan if the aggregate value of the redeemed shares does not exceed 10% of the account's value annually.

B. Waivers for Shares Sold or Issued in Certain Transactions.

The contingent deferred sales charge is also waived on Class B and Class C shares sold or issued in the following cases:
|_|   Shares sold to the Manager or its affiliates.
|_|   Shares sold to registered management investment companies or separate accounts of insurance companies having an agreement with the Manager or the Distributor for that purpose.
|_|   Shares issued in plans of reorganization to which the Fund is a party.
|_|   Shares sold to present or former officers, directors, trustees or employees (and their "immediate families" as defined above in
         Section I.A.) of the Fund, the Manager and its affiliates and retirement plans established by them for their employees.

IV.        Special Sales Charge Arrangements for Shareholders of Certain
      Oppenheimer Funds Who Were Shareholders of Former Quest for Value Funds
------------------------------------------------------------------------------

The initial and contingent deferred sales charge rates and waivers for Class
A, Class B and Class C shares described in the Prospectus or Statement of
Additional Information of the Oppenheimer funds are modified as described below for certain persons who were shareholders of the former Quest for Value
Funds.  To be eligible, those persons must have been shareholders on November
24, 1995, when OppenheimerFunds, Inc. became the investment advisor to those former Quest for Value Funds.  Those funds include:
   Oppenheimer Quest Value Fund, Inc.           Oppenheimer Small Cap Value
   Fund
   Oppenheimer Quest Balanced Value Fund        Oppenheimer Quest
   International Value Fund, Inc.
   Oppenheimer Quest Opportunity Value Fund

      These arrangements also apply to shareholders of the following funds when they merged (were reorganized) into various Oppenheimer funds on
November 24, 1995:

   Quest for Value U.S. Government Income Fund  Quest for Value New York
   Tax-Exempt Fund
   Quest for Value Investment Quality Income Fund     Quest for Value
   National Tax-Exempt Fund
   Quest for Value Global Income Fund     Quest for Value California
   Tax-Exempt Fund

      All of the funds listed above are referred to in this Appendix as the
"Former Quest for Value Funds."  The waivers of initial and contingent deferred sales charges described in this Appendix apply to shares of an
Oppenheimer fund that are either:
|_|   acquired by such shareholder pursuant to an exchange of shares of an
         Oppenheimer fund that was one of the Former Quest for Value Funds,
         or
|_|   purchased by such shareholder by exchange of shares of another
         Oppenheimer fund that were acquired pursuant to the merger of any of the Former Quest for Value Funds into that other Oppenheimer fund on
         November 24, 1995.

A. Reductions or Waivers of Class A Sales Charges.

|X|   Reduced Class A Initial Sales Charge Rates for Certain Former Quest for
Value Funds Shareholders.

Purchases by Groups and Associations.  The following table sets forth the initial sales charge rates for Class A shares purchased by members of
"Associations" formed for any purpose other than the purchase of securities.
The rates in the table apply if that Association purchased shares of any of the Former Quest for Value Funds or received a proposal to purchase such shares from OCC Distributors prior to November 24, 1995.

--------------------------------------------------------------------------------
                      Initial Sales       Initial Sales Charge   Concession as
Number of Eligible    Charge as a % of    as a % of Net Amount   % of Offering
Employees or Members  Offering Price      Invested               Price
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
9 or Fewer                   2.50%                2.56%              2.00%
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
At  least  10 but not        2.00%                2.04%              1.60%
more than 49
--------------------------------------------------------------------------------

------------------------------------------------------------------------------
      For purchases by Associations having 50 or more eligible employees or members, there is no initial sales charge on purchases of Class A shares, but those shares are subject to the Class A contingent deferred sales charge described in the applicable fund's Prospectus.

      Purchases made under this arrangement qualify for the lower of either the sales charge rate in the table based on the number of members of an
Association, or the sales charge rate that applies under the Right of
Accumulation described in the applicable fund's Prospectus and Statement of
Additional Information. Individuals who qualify under this arrangement for reduced sales charge rates as members of Associations also may purchase shares for their individual or custodial accounts at these reduced sales charge rates, upon request to the Distributor.

|X|   Waiver of Class A Sales Charges for Certain Shareholders.  Class A
shares purchased by the following investors are not subject to any Class A initial or contingent deferred sales charges:
o     Shareholders who were shareholders of the AMA Family of Funds on
            February 28, 1991 and who acquired shares of any of the Former
            Quest for Value Funds by merger of a portfolio of the AMA Family of Funds.
o     Shareholders who acquired shares of any Former Quest for Value Fund by merger of any of the portfolios of the Unified Funds.

|X|   Waiver of Class A Contingent Deferred Sales Charge in Certain
Transactions.  The Class A contingent deferred sales charge will not apply to redemptions of Class A shares purchased by the following investors who were shareholders of any Former Quest for Value Fund:

      Investors who purchased Class A shares from a dealer that is or was not permitted to receive a sales load or redemption fee imposed on a shareholder with whom that dealer has a fiduciary relationship, under the Employee
Retirement Income Security Act of 1974 and regulations adopted under that law.

B. Class A, Class B and Class C Contingent Deferred Sales Charge Waivers.

|X|   Waivers for Redemptions of Shares Purchased Prior to March 6, 1995.  In
the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest for Value Fund or into which such fund merged. Those shares must have been purchased prior to March 6, 1995 in connection with:
o     withdrawals under an automatic withdrawal plan holding only either
            Class B or Class C shares if the annual withdrawal does not exceed 10% of the initial value of the account value, adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum value of such accounts.

|X|   Waivers for Redemptions of Shares Purchased on or After March 6, 1995
but Prior to November 24, 1995. In the following cases, the contingent deferred sales charge will be waived for redemptions of Class A, Class B or
Class C shares of an Oppenheimer fund. The shares must have been acquired by the merger of a Former Quest for Value Fund into the fund or by exchange from an Oppenheimer fund that was a Former Quest For Value Fund or into which such
Former Quest for Value Fund merged. Those shares must have been purchased on or after March 6, 1995, but prior to November 24, 1995:
o     redemptions following the death or disability of the shareholder(s) (as evidenced by a determination of total disability by the U.S.
            Social Security Administration);
o     withdrawals under an automatic withdrawal plan (but only for Class B or
            Class C shares) where the annual withdrawals do not exceed 10% of the initial value of the account value; adjusted annually, and
o     liquidation of a shareholder's account if the aggregate net asset value of shares held in the account is less than the required minimum account value.

      A shareholder's account will be credited with the amount of any contingent deferred sales charge paid on the redemption of any Class A, Class
B or Class C shares of the Oppenheimer fund described in this section if the proceeds are invested in the same Class of shares in that fund or another
Oppenheimer fund within 90 days after redemption.

V.         Special Sales Charge Arrangements for Shareholders of Certain
          Oppenheimer Funds Who Were Shareholders of Connecticut Mutual
                            Investment Accounts, Inc.
---------------------------------------------------------------------------

The initial and contingent deferred sale charge rates and waivers for Class A and Class B shares described in the respective Prospectus (or this Appendix)
of the following Oppenheimer funds (each is referred to as a "Fund" in this section):
   Oppenheimer U. S. Government Trust,
   Oppenheimer Core Bond Fund,
   Oppenheimer Value Fund and
   Oppenheimer Disciplined Allocation Fund
are modified as described below for those Fund shareholders who were shareholders of the following funds (referred to as the "Former Connecticut
Mutual Funds") on March 1, 1996, when OppenheimerFunds, Inc. became the investment adviser to the Former Connecticut Mutual Funds:
   Connecticut Mutual Liquid Account      Connecticut Mutual Total Return
   Account
   Connecticut Mutual Government Securities Account   CMIA LifeSpan Capital
   Appreciation Account
   Connecticut Mutual Income Account      CMIA LifeSpan Balanced Account
   Connecticut Mutual Growth Account      CMIA Diversified Income Account

A. Prior Class A CDSC and Class A Sales Charge Waivers.

|X|   Class A Contingent Deferred Sales Charge. Certain shareholders of a
Fund and the other Former Connecticut Mutual Funds are entitled to continue to make additional purchases of Class A shares at net asset value without a
Class A initial sales charge, but subject to the Class A contingent deferred sales charge that was in effect prior to March 18, 1996 (the "prior Class A
CDSC"). Under the prior Class A CDSC, if any of those shares are redeemed within one year of purchase, they will be assessed a 1% contingent deferred sales charge on an amount equal to the current market value or the original purchase price of the shares sold, whichever is smaller (in such redemptions, any shares not subject to the prior Class A CDSC will be redeemed first).

      Those shareholders who are eligible for the prior Class A CDSC are:
         1) persons whose purchases of Class A shares of a Fund and other
            Former Connecticut Mutual Funds were $500,000 prior to March 18,
            1996, as a result of direct purchases or purchases pursuant to the Fund's policies on Combined Purchases or Rights of
            Accumulation, who still hold those shares in that Fund or other
            Former Connecticut Mutual Funds, and
         2) persons whose intended purchases under a Statement of Intention entered into prior to March 18, 1996, with the former general distributor of the Former Connecticut Mutual Funds to purchase shares valued at $500,000 or more over a 13-month period entitled those persons to purchase shares at net asset value without being subject to the Class A initial sales charge

      Any of the Class A shares of a Fund and the other Former Connecticut
Mutual Funds that were purchased at net asset value prior to March 18, 1996, remain subject to the prior Class A CDSC, or if any additional shares are purchased by those shareholders at net asset value pursuant to this arrangement they will be subject to the prior Class A CDSC.

|X|   Class A Sales Charge Waivers. Additional Class A shares of a Fund may be purchased without a sales charge, by a person who was in one (or more) of the categories below and acquired Class A shares prior to March 18, 1996, and still holds Class A shares:
         1) any purchaser, provided the total initial amount invested in the
            Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more, including investments made pursuant to the Combined Purchases, Statement of Intention and Rights of
            Accumulation features available at the time of the initial purchase and such investment is still held in one or more of the
            Former Connecticut Mutual Funds or a Fund into which such Fund merged;
         2) any participant in a qualified plan, provided that the total initial amount invested by the plan in the Fund or any one or more of the Former Connecticut Mutual Funds totaled $500,000 or more;
         3) Directors of the Fund or any one or more of the Former
            Connecticut Mutual Funds and members of their immediate families;
         4) employee benefit plans sponsored by Connecticut Mutual Financial
            Services, L.L.C. ("CMFS"), the prior distributor of the Former
            Connecticut Mutual Funds, and its affiliated companies;
         5) one or more members of a group of at least 1,000 persons (and persons who are retirees from such group) engaged in a common business, profession, civic or charitable endeavor or other activity, and the spouses and minor dependent children of such persons, pursuant to a marketing program between CMFS and such group; and
         6) an institution acting as a fiduciary on behalf of an individual or individuals, if such institution was directly compensated by the individual(s) for recommending the purchase of the shares of the Fund or any one or more of the Former Connecticut Mutual
            Funds, provided the institution had an agreement with CMFS.

      Purchases of Class A shares made pursuant to (1) and (2) above may be subject to the Class A CDSC of the Former Connecticut Mutual Funds described above.

      Additionally, Class A shares of a Fund may be purchased without a sales charge by any holder of a variable annuity contract issued in New York State by Connecticut Mutual Life Insurance Company through the Panorama Separate
Account which is beyond the applicable surrender charge period and which was used to fund a qualified plan, if that holder exchanges the variable annuity contract proceeds to buy Class A shares of the Fund.

B. Class A and Class B Contingent Deferred Sales Charge Waivers.

In addition to the waivers set forth in the Prospectus and in this Appendix, above, the contingent deferred sales charge will be waived for redemptions of
Class A and Class B shares of a Fund and exchanges of Class A or Class B shares of a Fund into Class A or Class B shares of a Former Connecticut
Mutual Fund provided that the Class A or Class B shares of the Fund to be redeemed or exchanged were (i) acquired prior to March 18, 1996 or (ii) were acquired by exchange from an Oppenheimer fund that was a Former Connecticut
Mutual Fund. Additionally, the shares of such Former Connecticut Mutual Fund must have been purchased prior to March 18, 1996:
   1) by the estate of a deceased shareholder;
   2) upon the disability of a shareholder, as defined in Section 72(m)(7) of the Internal Revenue Code;
   3) for retirement distributions (or loans) to participants or beneficiaries from retirement plans qualified under Sections 401(a) or
      403(b)(7)of the Code, or from IRAs, deferred compensation plans created under Section 457 of the Code, or other employee benefit plans;
   4) as tax-free returns of excess contributions to such retirement or employee benefit plans;
   5) in whole or in part, in connection with shares sold to any state, county, or city, or any instrumentality, department, authority, or agency thereof, that is prohibited by applicable investment laws from paying a sales charge or concession in connection with the purchase of shares of any registered investment management company;
   6) in connection with the redemption of shares of the Fund due to a combination with another investment company by virtue of a merger, acquisition or similar reorganization transaction;
   7) in connection with the Fund's right to involuntarily redeem or liquidate the Fund;
   8) in connection with automatic redemptions of Class A shares and Class B shares in certain retirement plan accounts pursuant to an Automatic
      Withdrawal Plan but limited to no more than 12% of the original value annually; or
   9) as involuntary redemptions of shares by operation of law, or under procedures set forth in the Fund's Articles of Incorporation, or as adopted by the Board of Directors of the Fund.
VI.       Special Reduced Sales Charge for Former Shareholders of Advance
                                America Funds, Inc.
------------------------------------------------------------------------------

Shareholders of Oppenheimer Municipal Bond Fund, Oppenheimer U.S. Government
Trust, Oppenheimer Strategic Income Fund and Oppenheimer Capital Income Fund
who acquired (and still hold) shares of those funds as a result of the reorganization of series of Advance America Funds, Inc. into those
Oppenheimer funds on October 18, 1991, and who held shares of Advance America
Funds, Inc. on March 30, 1990, may purchase Class A shares of those four
Oppenheimer funds at a maximum sales charge rate of 4.50%.
VII.     Sales Charge Waivers on Purchases of Class M Shares of Oppenheimer
                            Convertible Securities Fund
------------------------------------------------------------------------------

Oppenheimer Convertible Securities Fund (referred to as the "Fund" in this section) may sell Class M shares at net asset value without any initial sales charge to the classes of investors listed below who, prior to March 11, 1996, owned shares of the Fund's then-existing Class A and were permitted to purchase those shares at net asset value without sales charge:
|_|   the Manager and its affiliates,
|_|   present or former officers, directors, trustees and employees (and their "immediate families" as defined in the Fund's Statement of
         Additional Information) of the Fund, the Manager and its affiliates, and retirement plans established by them or the prior investment advisor of the Fund for their employees,
|_|   registered management investment companies or separate accounts of insurance companies that had an agreement with the Fund's prior investment advisor or distributor for that purpose,
|_|   dealers or brokers that have a sales agreement with the Distributor, if they purchase shares for their own accounts or for retirement plans for their employees,
|_|   employees and registered representatives (and their spouses) of dealers or brokers described in the preceding section or financial institutions that have entered into sales arrangements with those dealers or brokers (and whose identity is made known to the
         Distributor) or with the Distributor, but only if the purchaser certifies to the Distributor at the time of purchase that the purchaser meets these qualifications,
|_|   dealers, brokers, or registered investment advisors that had entered into an agreement with the Distributor or the prior distributor of the Fund specifically providing for the use of Class M shares of the
         Fund in specific investment products made available to their clients, and
|_|   dealers, brokers or registered investment advisors that had entered into an agreement with the Distributor or prior distributor of the
         Fund's shares to sell shares to defined contribution employee retirement plans for which the dealer, broker, or investment advisor provides administrative services.

Oppenheimer Dividend Growth Fund

Internet Website:
      www.oppenheimerfunds.com
      ------------------------

Investment Advisor
      OppenheimerFunds, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Distributor
      OppenheimerFunds Distributor, Inc.
      Two World Financial Center
      225 Liberty Street, 11th Floor
      New York, New York 10281-1008

Transfer Agent
      OppenheimerFunds Services
      P.O. Box 5270
      Denver, Colorado 80217
      1.800.CALL OPP (225.5677)

Custodian Bank
      Citibank, N.A.
      111 Wall Street
      New York, New York 10005

Independent Registered Public Accounting Firm
      Ernst & Young LLP
      5 Times Square
      New York, New York 10036

Legal Counsel
      Mayer, Brown, Rowe & Maw LLP
      1675 Broadway
      New York, New York 10019

1234

PX560.001.0705

                       OPPENHEIMER DIVIDEND GROWTH FUND

                                  FORM N-1A

                                    PART C

                              OTHER INFORMATION

Item 23 - Exhibits
------------------

(a)  Amended and Restated Declaration of Trust dated June 17, 2005:
     Previously filed with Registrant's Pre-Effective Amendment No. 1,
     6/21/05, and incorporated herein by reference.

(b)  By-Laws dated February 17, 2005:  Previously filed with Registrant's
     Initial Registration Statement, 2/18/05, and incorporated herein by reference.

(c)  See Exhibits (a) and (b).

(d)  Form of Investment Advisory Agreement:  Previously filed with
     Registrant's Initial Registration Statement, 2/18/05, and incorporated herein by reference.

(e)  (i) Form of General Distributor's Agreement: Previously filed with
         Registrant's Initial Registration Statement, 2/18/05, and
         incorporated herein by reference.

     (ii)   Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
         Previously filed with Post-Effective Amendment No. 45 to the
         Registration Statement of Oppenheimer High Yield Fund (Reg. No.
         2-62076), 10/26/01, and incorporated herein by reference.

     (iii)  Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
         Previously filed with Post-Effective Amendment No. 45 to the
         Registration Statement of Oppenheimer High Yield Fund (Reg. No.
         2-62076), 10/26/01, and incorporated herein by reference.

     (iv)   Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
         Previously filed with Post-Effective Amendment No. 45 to the
         Registration Statement of Oppenheimer High Yield Fund (Reg. No.
         2-62076), 10/26/01, and incorporated herein by reference.

     (v) Form of Trust Company Fund/SERV Purchase Agreement of
         OppenheimerFunds Distributor, Inc.: Previously filed with
         Post-Effective Amendment No. 45 to the Registration Statement of
         Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
         incorporated herein by reference.

     (vi)   Form of Trust Company Agency Agreement of OppenheimerFunds
         Distributor, Inc.: Previously filed with Post-Effective Amendment
         No. 45 to the Registration Statement of Oppenheimer High Yield Fund
         (Reg. No. 2-62076), 10/26/01, and incorporated herein by reference.

(f)   Not applicable.

(g)  (i) Global Custodial Services Agreement dated July 15, 2003 as amended
         June 9, 2005, between Registrant and Citibank, N.A.: Previously filed with the Initial Registration Statement of Oppenheimer
         International Diversified Fund (Reg. No. 333-125805), 6/14/05, and
         incorporated herein by reference.

     (ii)   Amended and Restated Foreign Custody Manager Agreement dated May
         31, 2001, as amended July 15, 2003: Previously filed with the
         Pre-Effective Amendment No. 1 to the Registration Statement of
         Oppenheimer International Large-Cap Core Trust (Reg. No.
         333-106014), 8/5/03, and incorporated herein by reference.

(h)  Not applicable.

(i)  Opinion and Consent of Counsel: Previously filed with Registrant's
     Pre-Effective Amendment No. 1, 6/21/05, and incorporated herein by reference.

(j)  Independent Registered Public Accounting Firm's Consent:  Previously
     filed with Registrant's Pre-Effective Amendment No. 2, 6/28/05, and
     incorporated herein by reference

(k)  Not applicable.

(l)  Investment Letter from OppenheimerFunds, Inc. to Registrant: Previously filed with Registrant's Pre-Effective Amendment No. 1, 6/21/05, and
     incorporated herein by reference.

(m)  (i) Form of Service Plan and Agreement for Class A shares dated 2/17/05:
         Previously filed with Registrant's Initial Registration Statement,
         2/18/05, and incorporated herein by reference.

     (ii)   Form of Distribution and Service Plan and Agreement for Class B
         shares dated 2/17/05:  Previously filed with Registrant's Initial
         Registration Statement, 2/18/05, and incorporated herein by reference.

     (iii)  Form of Distribution and Service Plan and Agreement for Class C
         shares dated 2/17/05: Previously filed with Registrant's Initial
         Registration Statement, 2/18/05, and incorporated herein by reference.

     (iv)   Form of Distribution and Service Plan and Agreement for Class N
         shares dated 6/17/05: Previously filed with Registrant's
         Pre-Effective Amendment No. 1, 6/21/05, and incorporated herein by reference.

(n)  Oppenheimer Funds Multiple Class Plan under Rule 18f-3 updated through
     6/09/05: Previously filed with the Initial Registration Statement of
     Oppenheimer International Diversified Fund (Reg. No. 333-125805),
     6/14/05, and incorporated herein by reference.

(o) (i) Power of Attorney for certain Trustees and all Principal Officers:
        Previously filed with the initial Registration Statement of Oppenheimer
        International Diversified Fund and incorporated herein by reference.

    (ii)Powers of Attorney for certain Trustees: Filed herewith.

(p)  Amended and Restated Code of Ethics of the Oppenheimer Funds dated
     February 1, 2005 under Rule 17j-1 of the Investment Company Act of 1940:
     Previously filed with Registrant's Initial Registration Statement,
     2/18/05, and incorporated herein by reference.

Item 24. - Persons Controlled by or Under Common Control with the Fund
----------------------------------------------------------------------

None.

Item 25. - Indemnification
--------------------------

Reference is made to the provisions of Article Seven of Registrant's
Declaration of Trust filed as Exhibit 22(a) to this Registration Statement, and incorporated herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 26. - Business and Other Connections of the Investment Adviser
-------------------------------------------------------------------

(a)   OppenheimerFunds, Inc. is the investment adviser of the Registrant; it and certain subsidiaries and affiliates act in the same capacity to other investment companies, including without limitation those described in Parts A and B hereof and listed in Item 26(b) below.

(b)   There is set forth below information as to any other business, profession, vocation or employment of a substantial nature in which each officer and director of OppenheimerFunds, Inc. is, or at any time during the past two fiscal years has been, engaged for his/her own account or in the capacity of director, officer, employee, partner or trustee.

---------------------------------------------------------------------------------
Name and Current Position
with OppenheimerFunds, Inc.    Other Business and Connections During the Past
                               Two Years
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy L. Abbuhl,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emeline S. Adwers,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan,                   Vice President of OppenheimerFunds Distributor,
Vice President                 Inc., Shareholder Financial Services, Inc., OFI
                               Private Investments, Inc. and Centennial Asset
                               Management Corporation; Senior Vice President of
                               Shareholders Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carl Algermissen,              Formerly Associate Counsel and Legal Compliance
Assistant Vice President &     Officer at Great West-Life & Annuity Insurance
Associate Counsel              Co. (February 2004-October 2004); previously
                               with INVESCO Funds Group, Inc. (June
                               1993-December 2003), most recently as Senior
                               Staff Attorney.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Amato,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik Anderson,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Beck Apostolopoulos,    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante,             Secretary (since December 2001) of:
Vice President & Secretary     OppenheimerFunds Distributor, Inc., Centennial
                               Asset Management Corporation, Oppenheimer
                               Partnership Holdings, Inc., Oppenheimer Real
                               Asset Management, Inc., Shareholder Financial
                               Services, Inc., Shareholder Services, Inc. and
                               OppenheimerFunds Legacy Program; (since January
                               2005) of Trinity Investment Management
                               Corporation. Secretary (since June 2003) of:
                               HarbourView Asset Management Corporation, OFI
                               Private Investments, Inc. and OFI Institutional
                               Asset Management, Inc. Assistant Secretary
                               (since December 2001) of OFI Trust Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hany S. Ayad,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Baker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Banta,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joanne Bardell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Baum,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeff Baumgartner,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lalit K. Behal                 Assistant Secretary of HarbourView Asset
Assistant Vice President       Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert,             Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald Bellamy,                Assistant Vice President of OFI Institutional
Assistant Vice President       Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Erik S. Berg,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Bertucci                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rajeev Bhaman,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Billings,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Binning,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop,              Treasurer (since October 2003) of
Vice President                 OppenheimerFunds Distributor, Inc. and
                               Centennial Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John R. Blomfield,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa I. Bloomberg,             Formerly First Vice President and Associate
Vice President & Associate     General Counsel of UBS Financial Services Inc.
Counsel                        (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Veronika Boesch,               Formerly (until February 2004) an independent
Assistant Vice President       consultant/coach in organizational development.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chad Boll,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antulio N. Bomfim,             A senior economist with the Federal Reserve
Vice President                 Board (June 1992-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. Bonnell,               Vice President of Centennial Asset Management
Vice President                 Corporation. Formerly a Portfolio Manager at
                               Strong Financial Corporation (May 1999-May 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Borre Massick,        None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori E. Bostrom,               Formerly Vice President and Corporate Counsel at
Vice President & Senior        Prudential Financial Inc. (October 2002 -
Counsel                        November 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Bourgeois,                Assistant Vice President of Shareholder
Assistant Vice President       Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Boydell,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Bromberg,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lowell Scott Brooks,           Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joan Brunelle,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Burke,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Burns,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeoffrey Caan,                 Formerly Vice President of ABN AMRO NA, Inc.
Vice President                 (June 2002-August 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine Carroll,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debra Casey,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Castro,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Chaffee,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Chibnik,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brett Clark,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
H.C. Digby Clements,           None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Peter V. Cocuzza,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gerald James Concepcion,       Formerly (until November 2004) an RIA Marketing
Assistant Vice President       Associate of OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Corbett,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Cornwell,                Vice President of Centennial Asset Management
Vice President                 Corporation, Shareholder Financial Services,
                               Inc. and OppenheimerFunds Legacy Program; Senior
                               Vice President of Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Cottier,                 None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Coulston,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie C. Cusker,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George Curry,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Damian,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John M. Davis,                 Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig P. Dinsell,              None
Executive Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randall C. Dishmon,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rebecca K. Dolan               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven D. Dombrower,           Senior Vice President of OFI Private
Vice President                 Investments, Inc.; Vice President of
                               OppenheimerFunds Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Doyle,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bruce C. Dunbar,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Dvorak,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Edmiston,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel R. Engstrom,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Robert Erven             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Evans,               None
Senior Vice President and
Director of International
Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward N. Everett,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathy Faber,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Falicia,                 Assistant Secretary (as of July 2004) of
Assistant Vice President       HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Farrell,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Emmanuel Ferreira,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding,            Vice President of OppenheimerFunds Distributor,
Senior Vice President;         Inc.; Director of ICI Mutual Insurance Company;
Chairman of the Rochester      Governor of St. John's College; Chairman of the
Division                       Board of Directors of International Museum of
                               Photography at George Eastman House.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradley G. Finkle,             Formerly Head of Business Management/Proprietary
Vice President                 Distribution at Citigroup Asset Management
                               (August 1986-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Finley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jordan Hayes Foster,           Vice President of OFI Institutional Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Foxhoven,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Colleen M. Franca,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dominic Freud,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dan Gagliardo,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hazem Gamal,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Seth Gelman,                   Formerly an Associate in the Asset Management
Vice President                 Legal Department at Goldman Sachs & Co.
                               (February 2003-August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Subrata Ghose,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles W. Gilbert,            None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip S. Gillespie,          Formerly First Vice President of Merrill Lynch
Senior Vice President &        Investment Management (2001 to September 2004).
Deputy General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan C. Gilston,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill E. Glazerman,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bejamin J. Gord,               Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Granger,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert B. Grill,               None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Haley,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marilyn Hall,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Haney,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Hauenstein,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas B. Hayes,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dennis Hess,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Higgins,                Vice President of OFI Institutional Asset
Vice President                 Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dorothy F. Hirshman,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Hoelscher,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott T. Huebl,                Assistant Vice President of OppenheimerFunds
Vice President                 Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Margaret Hui,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Huttlin,                  Senior Vice President (Director of the
Vice President                 International Division) (since January 2004) of
                               OFI Institutional Asset Management, Inc.;
                               Director (since June 2003) of OppenheimerFunds
                               (Asia) Limited
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Corry E. Hyer,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James G. Hyland,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve P. Ilnitzki,             Vice President of OppenheimerFunds Distributor,
Senior Vice President          Inc.; Senior Vice President of OFI Private
                               Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kelly Bridget Ireland,         Vice President (since January 2004) of
Vice President                 OppenheimerFunds Distributor Inc. Formerly,
                               Director of INVESCO Distributors Inc. (April
                               2000-December 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives,              Vice President and Assistant Secretary of
Vice President, Senior         OppenheimerFunds Distributor, Inc. and
Counsel and Assistant          Shareholder Services, Inc.; Assistant Secretary
Secretary                      of Centennial Asset Management Corporation,
                               OppenheimerFunds Legacy Program and Shareholder
                               Financial Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Jaume,                 Senior Vice President of HarbourView Asset
Vice President                 Management Corporation and OFI Institutional
                               Asset Management, Inc.; Director of OFI Trust
                               Company.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Frank V. Jennings,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Jennings,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Michael Johnson,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Kadehjian,                Formerly Vice President, Compensation Manager at
Assistant Vice President       The Bank of New York (November 1996-November
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Kandilis,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer E. Kane,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lynn O. Keeshan,               Assistant Treasurer of OppenheimerFunds Legacy
Senior Vice President          Program
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas W. Keffer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cristina J. Keller,            Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh,                 Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin S. Korn,                Formerly a Senior Vice President at Bank of
Senior Vice President          America (Wealth and Investment Management
                               Technology Group) (March 2002-August 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Kourkoulakos,            None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Kramer,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Kunz,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Lamentino,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey P. Lagarce,            President and Chief Marketing Officer of OFI
Senior Vice President          Institutional Asset Management, Inc. as of
                               January 2005. Formerly Executive Vice
                               President-Head of Fidelity Tax-Exempt Services
                               Business at Fidelity Investments (August
                               1996-January 2005).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Latino,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kristina Lawrence,             Formerly Assistant Vice President of
Vice President                 OppenheimerFunds, Inc. (November 2002-March
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gayle Leavitt,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher M. Leavy,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Randy Legg,                    Formerly an associate with Dechert LLP
Assistant Vice President &     (September 1998-January 2004).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Laura Leitzinger,              Senior Vice President of Shareholder Services,
Vice President                 Inc.; Vice President of Shareholder Financial
                               Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Justin Leverenz,               Formerly, a research/technology analyst at
Vice President                 Goldman Sachs, Taiwan (May 2002-May 2004)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael S. Levine,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gang Li,                       None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Shanquan Li,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Lifshey,                Formerly a Marketing Manager at PIMCO Advisors
Assistant Vice President       (January 2002-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mitchell J. Lindauer,          None
Vice President & Assistant
General Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bill Linden,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa B. Lischin,            Assistant Vice President of OppenheimerFunds
Vice President                 Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Lolli,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel G. Loughran             None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patricia Lovett,               Vice President of Shareholder Financial
Vice President                 Services, Inc. and Senior Vice President of
                               Shareholder Services, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dongyan Ma,                    Formerly an Assistant Vice President with
Assistant Vice President       Standish Mellon Asset Management (October
                               2001-October 2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steve Macchia,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark H. Madden,                Formerly Senior Vice President and Senior
Vice President                 Portfolio Manager with Pioneer Investments, Inc.
                               (July 1990-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Magee,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Mandzij,              Formerly Marketing Manager - Sales Force
Assistant Vice President       Marketing (March 2003-June 2004) of
                               OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry Mandzij,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angelo G. Manioudakis          Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of OFI Institutional
                               Asset Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia,                  Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan Mattisinko,              Assistant Secretary of HarbourView Asset
Vice President & Associate     Management Corporation, OppenheimerFunds Legacy
Counsel                        Program, OFI Private Investments, Inc., OFI
                               Institutional Asset Management, Inc., Centennial
                               Asset Management Corporation, Oppenheimer Real
                               Asset Management, Inc. and Trinity Investment
                               Management Corporation. Formerly an Associate at
                               Sidley Austin Brown and Wood LLP (1995 - October
                               2003).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elizabeth McCormack,           Vice President and Assistant Secretary of
Vice President                 HarbourView Asset Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph McGovern,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles L. McKenzie,           Chairman of the Board and Director of OFI Trust
Senior Vice President          Company; Chairman, Chief Executive Officer,
                               Senior Managing Director and Director of OFI
                               Institutional Asset Management, Inc.; Chief
                               Executive Officer, President, Senior Managing
                               Director and Director of HarbourView Asset
                               Management Corporation; Chairman, President and
                               Director of Trinity Investment Management
                               Corporation
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucienne Mercogliano,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------

---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew J. Mika,                None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nikolaos D. Monoyios,          None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles Moon,                  Vice President of HarbourView Asset Management
Vice President                 Corporation and of OFI Institutional Asset
                               Management, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Murphy,                   President and Management Director of Oppenheimer
Chairman, President, Chief     Acquisition Corp.; President and Director of
Executive Officer & Director   Oppenheimer Partnership Holdings, Inc. and
                               Oppenheimer Real Asset Management, Inc.;
                               Chairman and Director of Shareholder Services,
                               Inc. and Shareholder Financial Services, Inc.;
                               Director of Centennial Asset Management
                               Corporation, OppenheimerFunds Distributor, Inc.,
                               Institutional Asset Management, Inc., Trinity
                               Investment Management Corporation, Tremont
                               Capital Management, Inc., HarbourView Asset
                               Management Corporation and OFI Private
                               Investments, Inc.; Executive Vice President of
                               Massachusetts Mutual Life Insurance Company;
                               Director of DLB Acquisition Corporation; a
                               member of the Investment Company Institute's
                               Board of Governors.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Meaghan Murphy,                Formerly Marketing Professional, RFP Writer at
Assistant Vice President       JP Morgan Fleming Asset Management (May 2002 -
                               October 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Suzanne Murphy,                Formerly (until December 2003) a Vice President,
Vice President                 Senior Marketing Manager with Citigroup.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas J. Murray,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Nadler,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Nichols,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Norman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James B. O'Connell,            Formerly a Senior Designer Manager of
Assistant Vice President       OppenheimerFunds, Inc. (April 2002 - December
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew O'Donnell,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John O'Hare,                   Formerly Executive Vice President and Portfolio
Vice President                 Manager (June 2000 - August 2003) at Geneva
                               Capital Management, Ltd.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Okray,                 Formerly Vice President, Head of Trust
Vice President                 Operations at Lehman Brothers (June 2004-October
                               2004) prior to which he was an Assistant Vice
                               President, Director of Trust Services at
                               Cambridge Trust Company (October 2002-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lerae A. Palumbo,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David P. Pellegrino,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allison C. Pells,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert H. Pemble,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lori L. Penna,                 Formerly an RFP Manager/Associate at JPMorgan
Assistant Vice President       Chase & Co. (June 2001-September 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian Petersen,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marmeline Petion-Midy,         Formerly a Senior Financial Analyst with General
Assistant Vice President       Motors, NY Treasurer's Office (July 2000-Augut
                               2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Pfeffer,                 Senior Vice President of HarbourView Asset
Senior Vice President and      Management Corporation since February 2004.
Chief Financial Officer        Formerly, Director and Chief Financial Officer
                               at Citigroup Asset Management (February
                               2000-February 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James F. Phillips,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott Phillips,                Formerly Vice President at Merrill Lynch
Vice President                 Investment Management (June 2000-July 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gary Pilc,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jason Pizzorusso,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Poiesz,                  Formerly a Senior Portfolio Manager at Merrill
Senior Vice President, Head    Lynch (October 2002-May 2004). Founding partner
of Growth Equity Investments   of RiverRock, a hedge fund product (April
                               1999-July 2001).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey Portnoy,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raghaw Prasad,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Preuss,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jane C. Putnam,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael E. Quinn,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julie S. Radtke,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Norma J. Rapini,               None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian N. Reid,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marc Reinganum,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Reiter,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Claire Ring,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David Robertson,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Antoinette Rodriguez,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacey Roode,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey S. Rosen,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stacy Roth,                    None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff,                 President and Director of OppenheimerFunds
Executive Vice President       Distributor, Inc. and Centennial Asset
                               Management Corporation; Executive Vice President
                               of OFI Private Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adrienne Ruffle,               Formerly an Associate with Sidley Austin Brown &
Assistant Vice President and   Wood LLP (September 2002-February 2005).
Assistant Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kim Russomanno,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Ryan,                  Formerly a research analyst in the large
Vice President                 equities group at Credit Suisse Asset Management
                               (August 2001-June 2004)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rohit Sah,                     None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Valerie Sanders,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Karen Sandler,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rudi W. Schadt,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ellen P. Schoenfeld,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maria Schulte,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Scott A. Schwegel,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Allan P. Sedmak                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer L. Sexton,            Senior Vice President of OFI Private
Vice President                 Investments, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Navin Sharma,                  None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bonnie Sherman,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David C. Sitgreaves,           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward James Sivigny           None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Enrique H. Smith,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Louis Sortino,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith J. Spencer,              None
Senior Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Marco Antonio Spinar,          None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard A. Stein,              None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur P. Steinmetz,           Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jennifer Stevens,              None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John P. Stoma,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Stricker,              Vice President of Shareholder Services, Inc.
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Deborah A. Sullivan,           Secretary of OFI Trust Company.
Vice President & Assistant
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman,               Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Susan B. Switzer,              None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Szilagyi,             Director of Financial Reporting and Compliance
Assistant Vice President       at First Data Corporation (April 2003-June 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles,                 Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul Temple,                   None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeaneen Terrio,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Toner,                 None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Keith Tucker,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cameron Ullyat,                None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Angela Uttaro,                 None
Assistant Vice President:
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark S. Vandehey,              Vice President of OppenheimerFunds Distributor,
Senior Vice President and      Inc., Centennial Asset Management Corporation
Chief Compliance Officer       and Shareholder Services, Inc.; Chief Financial
                               Officer of HarbourView Asset Management
                               Corporation, Oppenheimer Partnership Holdings,
                               Inc., Oppenheimer Real Asset Management, Inc.,
                               Shareholder Financial Services, Inc.,
                               OppenheimerFunds Legacy Program, OFI Private
                               Investments, Inc., OFI Trust Company and OFI
                               Institutional Asset Management, Inc. Formerly
                               (until March 2004) Vice President of
                               OppenheimerFunds, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Maureen Van Norstrand,         None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nancy Vann,                    Formerly Assistant General Counsel at Reserve
Vice President and Assistant   Management Company, Inc. (April to December
Counsel                        2004); attorney at Sidley Austin Brown & Wood
                               LLP (October 1997 - April 2004).
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rene Vecka,                    Formerly Vice President of Shareholder Services,
Assistant Vice President,      Inc. (September 2000-July 2003).
Rochester Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermette,              Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Phillip F. Vottiero,           None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Walsh,                    None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa M. Ward,                Vice President of OppenheimerFunds Distributor,
Vice President                 Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jerry A. Webman,               Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christopher D. Weiler,         None
Vice President: Rochester
Division
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Adam Weiner,                   None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barry D. Weiss,                Vice President of HarbourView Asset Management
Vice President                 Corporation and of Centennial Asset Management
                               Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Lynn Weiss,            None
Vice President & Associate
Counsel
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christine Wells,               None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph J. Welsh,               Vice President of HarbourView Asset Management
Vice President                 Corporation.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Diederick Wermolder,           Director of OppenheimerFunds International Ltd.
Senior Vice President          and OppenheimerFunds plc and OppenheimerFunds
                               (Asia) Limited; Senior Vice President (Managing
                               Director of the International Division) of OFI
                               Institutional Asset Management, Inc..
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine M. White,            Assistant Vice President of OppenheimerFunds
Assistant Vice President       Distributor, Inc.; member of the American
                               Society of Pension Actuaries (ASPA) since 1995.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Annabel Whiting,               None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William L. Wilby,              None
Senior Vice President and
Senior Investment Officer,
Director of Equities
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna M. Winn,                 President, Chief Executive Officer and Director
Senior Vice President          of OFI Private Investments, Inc.; Director and
                               President of OppenheimerFunds Legacy Program;
                               Senior Vice President of OppenheimerFunds
                               Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower,               Senior Vice President of OppenheimerFunds
Senior Vice President          Distributor, Inc.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian W. Wixted,               Treasurer of HarbourView Asset Management
Senior Vice President and      Corporation; OppenheimerFunds International
Treasurer                      Ltd., Oppenheimer Partnership Holdings, Inc.,
                               Oppenheimer Real Asset Management, Inc.,
                               Shareholder Services, Inc., Shareholder
                               Financial Services, Inc., OFI Private
                               Investments, Inc., OFI Institutional Asset
                               Management, Inc., OppenheimerFunds plc and
                               OppenheimerFunds Legacy Program; Treasurer and
                               Chief Financial Officer of OFI Trust Company;
                               Assistant Treasurer of Oppenheimer Acquisition
                               Corp.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Carol E. Wolf,                 Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation and of Centennial Asset
                               Management Corporation; serves on the Board of
                               the Colorado Ballet.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kurt Wolfgruber,               Director of Tremont Capital Management, Inc.,
Executive Vice President,      HarbourView Asset Management Corporation and OFI
Chief Investment Officer and   Institutional Asset Management, Inc. (since June
Director                       2003)
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Caleb C. Wong,                 None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward C. Yoensky,             None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucy Zachman,                  None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack                 General Counsel and Director of OppenheimerFunds
Executive Vice President and   Distributor, Inc.; General Counsel of Centennial
General Counsel                Asset Management Corporation; Senior Vice
                               President and General Counsel of HarbourView
                               Asset Management Corporation and OFI
                               Institutional Asset Management, Inc.; Senior
                               Vice President, General Counsel and Director of
                               Shareholder Financial Services, Inc.,
                               Shareholder Services, Inc., OFI Private
                               Investments, Inc. and OFI Trust Company; Vice
                               President and Director of Oppenheimer
                               Partnership Holdings, Inc.; Director and
                               Assistant Secretary of OppenheimerFunds plc and
                               OppenheimerFunds International Ltd.; Secretary
                               and General Counsel of Oppenheimer Acquisition
                               Corp.; Director of Oppenheimer Real Asset
                               Management, Inc. and OppenheimerFunds (Asia)
                               Limited); Vice President of OppenheimerFunds
                               Legacy Program.
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Neal A. Zamore,                None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Zavanelli,             None
Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alex Zhou,                     None
Assistant Vice President
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Arthur J. Zimmer,              Senior Vice President of HarbourView Asset
Senior Vice President          Management Corporation.
---------------------------------------------------------------------------------

The Oppenheimer Funds include the following:

Centennial California Tax Exempt Trust
Centennial Government Trust
Centennial Money Market Trust
Centennial New York Tax Exempt Trust
Centennial Tax Exempt Trust
Limited Term New York Municipal Fund (Rochester Portfolio Series)
OFI Tremont Core Strategies Hedge Fund
OFI Tremont Market Neutral Hedge Fund
Oppenheimer AMT-Free Municipals
Oppenheimer AMT-Free New York Municipals
Oppenheimer Balanced Fund
Oppenheimer California Municipal Fund
Oppenheimer Capital Appreciation Fund
Oppenheimer Capital Income Fund
Oppenheimer Cash Reserves
Oppenheimer Champion Income Fund
Oppenheimer Convertible Securities Fund (Bond Fund Series)
Oppenheimer Core Bond Fund (a series of Oppenheimer Integrity Funds)
Oppenheimer Developing Markets Fund
Oppenheimer Discovery Fund
Oppenheimer Dividend Growth Fund
Oppenheimer Emerging Growth Fund
Oppenheimer Emerging Technologies Fund
Oppenheimer Enterprise Fund
Oppenheimer Equity Fund, Inc.
Oppenheimer Global Fund
Oppenheimer Global Opportunities Fund
Oppenheimer Gold & Special Minerals Fund
Oppenheimer Growth Fund
Oppenheimer High Yield Fund
Oppenheimer International Bond Fund
Oppenheimer International Growth Fund
Oppenheimer International Large-Cap Core Fund (a series of Oppenheimer
International Large-
    Cap Core Trust)
Oppenheimer International Small Company Fund
Oppenheimer International Value Fund (a series of Oppenheimer International
Value Trust)
Oppenheimer Limited Term California Municipal Fund
Oppenheimer Limited-Term Government Fund
Oppenheimer Limited Term Municipal Fund (a series of Oppenheimer Municipal
Fund)
Oppenheimer Main Street Fund (a series of Oppenheimer Main Street Funds, Inc.)
Oppenheimer Main Street Opportunity Fund
Oppenheimer Main Street Small Cap Fund
Oppenheimer MidCap Fund
Oppenheimer Money Market Fund, Inc.
Oppenheimer Multi-Sector Income Trust
Oppenheimer Multi-State Municipal Trust (3 series):
     Oppenheimer New Jersey Municipal Fund
     Oppenheimer Pennsylvania Municipal Fund
     Oppenheimer Rochester National Municipals
Oppenheimer Portfolio Series (4 series)
     Active Allocation Fund
     Aggressive Investor Fund
     Conservative Investor Fund
     Moderate Investor Fund
Oppenheimer Principal Protected Main Street Fund (a series of Oppenheimer
Principal
     Protected Trust)
Oppenheimer Principal Protected Main Street Fund II (a series of Oppenheimer
     Principal Protected Trust II)
Oppenheimer Principal Protected Main Street Fund III (a series of Oppenheimer
     Principal Protected Trust III)
Oppenheimer Quest Capital Value Fund, Inc.
Oppenheimer Quest For Value Funds (3 series)
     Oppenheimer Quest Balanced Fund
     Oppenheimer Quest Opportunity Value Fund
     Oppenheimer Small Cap Value Fund
Oppenheimer Quest International Value Fund, Inc.
Oppenheimer Quest Value Fund, Inc.
Oppenheimer Real Asset Fund
Oppenheimer Real Estate Fund
Oppenheimer Select Value Fund
Oppenheimer Senior Floating Rate Fund
Oppenheimer Series Fund, Inc. (2 series):
     Oppenheimer Disciplined Allocation Fund
     Oppenheimer Value Fund
Oppenheimer Strategic Income Fund
Oppenheimer Total Return Bond Fund
Oppenheimer Tremont Market Neutral Fund, LLC
Oppenheimer Tremont Opportunity Fund, LLC
Oppenheimer U.S. Government Trust
Oppenheimer Variable Account Funds (11 series):
     Oppenheimer Aggressive Growth Fund/VA
     Oppenheimer Balanced Fund/VA
     Oppenheimer Capital Appreciation Fund/VA
     Oppenheimer Core Bond Fund/VA
     Oppenheimer Global Securities Fund/VA
     Oppenheimer High Income Fund/VA
     Oppenheimer Main Street Fund/VA
     Oppenheimer Main Street Small Cap Fund/VA
     Oppenheimer Money Fund/VA
     Oppenheimer Strategic Bond Fund/VA
     Oppenheimer Value Fund/VA
Panorama Series Fund, Inc. (4 series):
     Growth Portfolio
     Government Securities Portfolio
     Oppenheimer International Growth Fund/VA
     Total Return Portfolio
Rochester Fund Municipals

The address of the Oppenheimer funds listed above, Shareholder Financial
Services, Inc., Shareholder Services, Inc., OppenheimerFunds Services,
Centennial Asset Management Corporation, Centennial Capital Corp.,
Oppenheimer Real Asset Management, Inc. and OppenheimerFunds Legacy Program
is 6803 South Tucson Way, Centennial, Colorado 80112-3924.

The address of OppenheimerFunds, Inc., OppenheimerFunds Distributor, Inc.,
HarbourView Asset Management Corporation, Oppenheimer Partnership Holdings,
Inc., Oppenheimer Acquisition Corp., OFI Private Investments, Inc., OFI
Institutional Asset Management, Inc. and Oppenheimer Trust Company is 2 World
Financial Center, 225 Liberty Street, 11th Floor, New York, New York
10281-1008.

The address of Tremont Advisers, Inc. is 555 Theodore Fremd Avenue, Suite
206-C, Rye, New York 10580.

The address of OppenheimerFunds International Ltd. is Bloc C, Irish Life
Center, Lower Abbey Street, Dublin 1, Ireland.

The address of Trinity Investment Management Corporation is 301 North Spring
Street, Bellefonte, Pennsylvania 16823.

Item 27. Principal Underwriter
------------------------------

(a)   OppenheimerFunds Distributor, Inc. is the Distributor of the
Registrant's shares. It is also the Distributor of each of the other registered open-end investment companies for which OppenheimerFunds, Inc. is the investment adviser, as described in Part A and Part B of this
Registration Statement and listed in Item 26(b) above (except Oppenheimer
Multi-Sector Income Trust and Panorama Series Fund, Inc.) and for MassMutual
Institutional Funds.

(b)   The directors and officers of the Registrant's principal underwriter are:

---------------------------------------------------------------------------------
Name & Principal                Position & Office         Position and Office
Business Address                with Underwriter          with Registrant
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Timothy Abbhul(1)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Agan(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Janette Aprilante(2)            Secretary                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Barker                    Vice President            None
2901B N. Lakewood Avenue
Chicago, IL 60657
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen Beichert(1)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert J. Bishop(1)             Treasurer                 None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas S. Blankenship          Vice President            None
17011 Wood Bark Road
Springs, TX 77379
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Blinzler(1)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David A Borrelli                Vice President            None
105 Black Calla Ct.
San Ramon, CA 94583
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michelle Brennan(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
L. Scott Brooks(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin E. Brosmith               Senior Vice President     None
5 Deer Path
South Natlick, MA 01760
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey W. Bryan                Vice President            None
1048 Malaga Avenue
Coral Gables, FL 33134
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick Campbell(1)             Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Andrew Chonofsky                Vice President            None
300 West Fifth Street, Apt. 118
Charlotte, NC 28202
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Melissa Clayton(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Julian C. Curry(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jeffrey D. Damia(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Davis(2)                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen J. Demetrovits(2)       Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph A. DiMauro               Vice President            None
522 Lakeland Avenue
Grosse Pointe, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven Dombrower(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George P. Dougherty             Vice President            None
328 Regency Drive
North Wales, PA 19454
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ryan Drier(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cliff H. Dunteman               Vice President            None
N 53 27761 Bantry Road
Sussex, WI 53089-45533
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Hillary Eigen                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Eiler(2)                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent M. Elwell                  Vice President            None
35 Crown Terrace
Yardley, PA 19067
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gregg A. Everett                Vice President            None
4328 Auston Way
Palm Harbor, FL 34685-4017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George R. Fahey                 Senior Vice President     None
2 Pheasant Drive
Ringoes, NJ 08551
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric C. Fallon                  Vice President            None
10 Worth Circle
Newton, MA 02458
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Joseph Fernandez                Vice President            None
1717 Richbourg Park Drive
Brentwood, TN 37027
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark J. Ferro(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ronald H. Fielding(3)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Fishel                     Vice President            None
3A Lawnwood Place, Apt. 1
Charlestown, MA 02129
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Patrick W. Flynn (1)            Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John E. Forrest(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John ("J) Fortuna(2)            Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lucio Giliberti                 Vice President            None
6 Cyndi Court
Flemington, NJ 08822
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Raquel Granahan(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ralph Grant                     Senior Vice President     None
10 Boathouse Close
Mt. Pleasant, SC 29464
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael D. Guman                Vice President            None
3913 Pleasant Avenue
Allentown, PA 18103
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James E. Gunther(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin J. Healy(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin Hennessey                 Vice President            None
10206 Emerald Woods Avenue
Orlando, FL 32836
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elyse R. Jurman Herman          Vice President            None
5486 NW 42 Avenue
Boca Raton, FL 33496
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Suzanne Heske                   Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy G. Hetson                 Vice President            None
4 Craig Street
Jericho, NY 11753
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William E. Hortz(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Edward Hrybenko(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Husch(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Stephen Ilnitzki(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kathleen T. Ives(1)             Vice President &          Assistant Secretary
                                Assistant Secretary
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Nivan Jaleeli                   Vice President            None
13622 E. Geronimo Rd.
Scottsdale, AZ 85259
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric K. Johnson(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark D. Johnson                 Vice President            None
15792 Scenic Green Court
Chesterfield, MO 63017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina J. Keller(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Keogh(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Lisa Klassen(1)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Klein                   Senior Vice President     None
4820 Fremont Avenue So.
Minneapolis, MN 55409
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Knott(1)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dean Kopperud(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brent A. Krantz                 Senior Vice President     None
61500 Tam McArthurLoop
Bend, OR 97702
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David T. Kuzia                  Vice President            None
19102 Miranda Circle
Omaha, NE 68130
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Tracey Lange(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Paul R. LeMire(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric J. Liberman(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Malissa Lischin(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James V. Loehle                 Vice President            None
30 Wesley Hill Lane
Warwick, NY 10990
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Loncar(1)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Montana W. Low                  Vice President            None
1636 N. Wells Street, Apt. 3411
Chicago, IL 60614
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Craig Lyman                     Vice President            None
3930 Swenson St. #502
Las Vegas, NV 89119
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John J. Lynch                   Vice President            None
6325 Bryan Parkway
Dallas, TX 75214
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Malik                   Vice President            None
126 Bernard Street
San Francisco, CA 94109
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Steven C. Manns                 Vice President            None
1627 N. Hermitage Avenue
Chicago, IL 60622
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Todd A. Marion                  Vice President            None
24 Midland Avenue
Cold Spring Harbor, NY 11724
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
LuAnn Mascia(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Theresa-Marie Maynier           Vice President            None
2421 Charlotte Drive
Charlotte, NC 28203
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John C. McDonough               Vice President            None
3812 Leland Street
Chevy Chase, MD 20815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kent C. McGowan                 Vice President            None
9510 190th Place SW
Edmonds, WA 98020
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian F. Medina(1)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Daniel Melehan                  Vice President            None
906 Bridgeport Court
San Marcos, CA 92069
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Mezzanotte                 Vice President            None
16 Cullen Way
Exeter, NH 03833
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Clint Modler(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David W. Mountford(2)           Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert Moser((1))               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Gzim Muja(2)                    Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John V. Murphy(2)               Director                  President & Trustee
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wendy Jean Murray               Vice President            None
32 Carolin Road
Upper Montclair, NJ 07043
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John S. Napier(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Christina Nasta(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kevin P. Neznek(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bradford Norford                Vice President            None
4607 Timberglen Rd.
Dallas, TX 75287
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Alan Panzer                     Vice President            None
6755 Ridge Mill Lane
Atlanta, GA 30328
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Perkes                 Vice President            None
6 Lawton Ct.
Frisco, TX 75034
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles K. Pettit               Vice President            None
22 Fall Meadow Drive
Pittsford, NY 14534
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Elaine M. Puleo-Carter(2)       Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Minnie Ra                       Vice President            None
100 Dolores Street, #203
Carmel, CA 93923
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Dusting Raring                  Vice President            None
27 Blakemore Drive
Ladera Ranch, CA 92797
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael A. Raso                 Vice President            None
3 Vine Place
Larchmont, NY 10538
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Richard Rath                    Vice President            None
46 Mt. Vernon Ave.
Alexandria, VA 22301
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Rentschler              Vice President            None
677 Middlesex Road
Grosse Pointe Park, MI 48230
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ruxandra Risko(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David R. Robertson(2)           Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Ian M. Roche                    Vice President            None
7070 Bramshill Circle
Bainbridge, OH 44023
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth A. Rosenson             Vice President            None
24753 Vantage Pt. Terrace
Malibu, CA 90265
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James H. Ruff(2)                President & Director      None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Matthew Rutig                   Vice President            None
199 North Street
Ridgefield, CT 06877
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William R. Rylander             Vice President            None
85 Evergreen Road
Vernon, CT 06066
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Sabow                    Vice President            None
6617 Southcrest Drive
Edina, MN 55435
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Saunders                   Vice President            None
911 North Orange Avenue #401
Orlando, FL 32801
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Schmitt(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Schmitt(2)               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
William Schories(2)             Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Charles F. Scully               Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Eric Sharp                      Vice President            None
862 McNeill Circle
Woodland, CA 95695
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Debbie A. Simon                 Vice President            None
1 W. Superior Street, Apt. 4101
Chicago, IL 60610
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Douglas Bruce Smith             Vice President            None
8927 35th Street W.
University Place, WA 98466
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Spensley(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan Stein(2)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Stoma(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Wayne Strauss(3)                Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Brian C. Summe                  Vice President            None
2479 Legends Way
Crestview Hills, KY 41017
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael Sussman(2)              Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
George T. Sweeney               Senior Vice President     None
5 Smokehouse Lane
Hummelstown, PA 17036
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
James Taylor(2)                 Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Martin Telles(2)                Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
David G. Thomas                 Vice President            None
16628 Elk Run Court
Leesburg, VA 20176
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Barrie L. Tiedemann(2)          Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Bryan K.Toma                    Vice President            None
7311 W. 145th Terrace
Overland Park, KS 66223
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Mark Vandehey(1)                Vice President and Chief  Vice President and
                                Compliance Officer        Chief Compliance
                                                          Officer
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Vincent Vermete(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Rachel Walkey                   Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cynthia Walloga                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Kenneth Lediard Ward            Vice President            None
1400 Cottonwood Valley Circle
N.
Irving, TX 75038
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Teresa Ward(1)                  Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Michael J. Weigner              Vice President            None
4905 W. San Nicholas Street
Tampa, FL 33629
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donn Weise                      Vice President            None
3249 Earlmar Drive
Los Angeles, CA 90064
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Chris Werner(1)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Catherine White(2)              Assistant Vice President  None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Thomas Wilson(2)                Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Donna Winn(2)                   Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Philip Witkower(2)              Senior Vice President     None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Cary Patrick Wozniak            Vice President            None
18808 Bravata Court
San Diego, CA 92128
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
John Charles Young              Vice President            None
3914 Southwestern
Houston, TX 77005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Jill Zachman(2)                 Vice President            None
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
Robert G. Zack(2)               General Counsel &         Secretary
                                Director
---------------------------------------------------------------------------------

(1) 6803 South Tucson Way, Centennial, CO 80112-3924
(2) Two World Financial Center, 225 Liberty Street, 11th Floor, New York, NY
10281-1008
(3) 350 Linden Oaks, Rochester, NY 14623

(c)   Not applicable.

Item 28. Location of Accounts and Records
-----------------------------------------

The accounts, books and other documents required to be maintained by
Registrant pursuant to Section 31(a) of the Investment Company Act of 1940
and rules promulgated thereunder are in the possession of OppenheimerFunds,
Inc. at its offices at 6803 South Tucson Way, Centennial, Colorado 80112-3924.

Item 29. Management Services
----------------------------

Not applicable

Item 30. Undertakings
---------------------

Not applicable.

                                  SIGNATURES

Pursuant  to  the  requirements  of the  Securities  Act of  1933  and/or  the
Investment  Company Act of 1940,  the  Registrant  certifies that it meets all the requirements for effectiveness of this Registration  Statement pursuant to
Rule  485(b)  under  the  Securities  Act of 1933  and has  duly  caused  this
Registration  Statement  to be  signed  on  its  behalf  by  the  undersigned, thereunto  duly  authorized,  in the City of New York and State of New York on
the 6th day of July, 2005.

                              OPPENHEIMER DIVIDEND GROWTH FUND

                              By:  /s/ John V. Murphy
                              -------------------------------------------
                              John V. Murphy, President, Principal
                              Executive Officer, & Trustee

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                    Title                        Date
----------                    -----                        ----

/s/ Peter I. Wold*

-------------------           Chairman of the Board        July 6, 2005
Peter I. Wold

/s/ John V. Murphy *          President, Principal

-----------------------       Executive Officer,           July 6, 2005
John V. Murphy                & Trustee

/s/ Brian W. Wixted*          Treasurer and Principal      July 6, 2005
-----------------------       Financial & Accounting
Brian W. Wixted               Officer

/s/ Matthew P. Fink*          Trustee                      July 6, 2005

-----------------------
Matthew P. Fink

/s/ Robert G. Galli*          Trustee                      July 6, 2005

--------------------
Robert G. Galli

/s/ Phillip A. Griffiths*     Trustee                      July 6, 2005

----------------------
Phillip A. Griffiths

/s/ Mary F. Miller*           Trustee                      July 6, 2005

--------------------
Mary F. Miller

/s/ Joel W. Motley*           Trustee                      July 6, 2005

--------------------
Joel W. Motley

/s/ Kenneth A. Randall*       Trustee                      July 6, 2005

-------------------------
Kenneth A. Randall

/s/ Russell S. Reynolds, Jr.* Trustee                      July 6, 2005

----------------------------
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*

------------------------      Trustee                      July 6, 2005
Joseph M. Wikler

/s/ Clayton K. Yeutter*       Trustee

---------------------------                                July 6, 2005
Clayton K.Yeutter

*By:  /s/ Mitchell J. Lindauer
        ----------------------------------------------
        Mitchell J. Lindauer, Attorney-in-Fact

                       OPPENHEIMER DIVIDEND GROWTH FUND

                         Post-Effective Amendment #1
                         ---------------------------

                    Registration Statement No. 333-122902

                                EXHIBIT INDEX

Exhibit No.      Description
-----------      -----------

23 (o)           Powers of Attorney